AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 3, 1995
File Nos. 33-     and 811-7347
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                                      AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 1

                              BT GLOBAL INVESTORS
               (Exact Name of Registrant as Specified in Charter)

                 6 ST. JAMES AVENUE, BOSTON MASSACHUSETTS 02116
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 423-0800

                                 THOMAS M. LENZ
                        SIGNATURE FINANCIAL GROUP, INC.
                               6 ST. JAMES AVENUE
                          BOSTON, MASSACHUSETTS 02116
                    (Name and Address of Agent for Service)

                                   copies to:
Burton S. Leibert, Esq.                            Anne B. McMillen
Willkie Farr & Gallagher                           Bankers Trust Company
One Citicorp Center                                One Bankers Trust Plaza
153 East 53rd Street                               130 Liberty Street
New York, New York 10022-4669                      New York, New York 10006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

PURSUANT TO RULE 24F-2(A)(1), REGISTRANT HEREBY DECLARES THAT AN INDEFINITE NUMBER OF ITS SHARES OF BENEFICIAL INTEREST (PAR VALUE $0.00001 PER SHARE) IS BEING REGISTERED BY THIS REGISTRATION STATEMENT.

BT Investment Portfolios, International Equity Portfolio and Capital Appreciation Portfolio have also executed this Registration Statement.

================================================================================
THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

BT0445C
                              BT GLOBAL INVESTORS

                                   FORM N-1A
                             CROSS REFERENCE SHEET
Part A
ITEM NO.                               HEADINGS IN PROSPECTUS

 1. Cover Page . . . . . . . . . . .   Cover Page

 2. Synopsis . . . . . . . . . . . .   The Funds -- Expense Summary

 3. Condensed Financial
    Information  . . . . . . . . . .   Not applicable

 4. General Description of
    Registrant . . . . . . . . . . .   Cover Page; The Funds -- Who May Want
                                       to Invest; The Funds in Detail --
                                       Risk Factors and Certain Securities
                                       and Investment Practices

 5. Management of the Fund . . . . .   The Funds -- Expense Summary; The
                                       Funds in Detail -- Management of the
                                       Trust and the Portfolios

 6. Capital Stock and Other
    Securities . . . . . . . . . . .   Cover Page; The Funds in Detail --
                                       Performance; Your Account -- Types of
                                       Accounts, How to Buy Shares, How to Sell
                                       Shares; Shareholder and Account
                                       Policies -- Dividends, Capital Gains and
                                       Taxes, Exchange Restrictions, Sales
                                       Charge Reductions and Waivers, Additional
                                       Information About the Trust and
                                       Portfolios

7.  Purchase of Securities Being
    Offered  . . . . . . . . . . . .   Your Account -- How to Buy Shares;
                                       Shareholder and Account Policies --
                                       Valuation Details, Exchange
                                       Restrictions, Sales Charge Reductions
                                       and Waivers

8.  Redemption or Repurchase . . . .   Your Account -- How to Sell Shares;
                                       Shareholder and Account Policies --
                                       Valuation Details, Exchange Restrictions

 9. Pending Legal Proceedings  . . .   Not applicable

Part B                                 Headings in Statement of
ITEM NO.                               ADDITIONAL INFORMATION

10. Cover Page . . . . . . . . . . .   Cover Page

11. Table of Contents  . . . . . . .   Table of Contents

12. General Information and
    History  . . . . . . . . . . . .    Not applicable

13. Investment Objectives and
    Policies . . . . . . . . . . . .    Risk Factors and Certain Securities
                                        and Investment Practices

14. Management of the Fund . . .        Management of the Trust and the
                                        Portfolios

15. Control Persons and Principal
    Holders of Securities  . . . . .    Management of the Trust and the
                                        Portfolios (See also Prospectus--
                                        Additional Information About the
                                        Trust and Portfolios")
16. Investment Advisory and Other
    Services . . . . . . . . . . . .    Management of the Trust and the
                                        Portfolios

17. Brokerage Allocation and Other
    Practices  . . . . . . . . . . .    Risk Factors and Certain Securities
                                        and Investment Practices

18. Capital Stock and Other
    Securities . . . . . . . . . . .    Organization of the Trust; (see also
                                        Prospectus--"Dividends, Capital Gains
                                        and Taxes")

19. Purchase, Redemption and Pricing
    of Securities Being Offered  . .    Valuation of Securities; Redemption
                                        in Kind

20. Tax Status . . . . . . . . . . .    Taxation (see also Prospectus--
                                        "Dividends, Capital Gains and Taxes")

21. Underwriters . . . . . . . . . .    See Prospectus--"Breakdown of Expenses"

22. Calculations of Yield Quotations
    of Money Market Funds  . . . . .    Performance Information

23. Financial Statements . . . . . .    Financial Statements

BT0456H
                                                            BT GLOBAL INVESTORS
                                              PROSPECTUS - ADVISOR CLASS SHARES
                                                                         , 1995


                                                           U.S. BOND INDEX FUND
                                           EQUITY 500 EQUAL WEIGHTED INDEX FUND
                                                           SMALL CAP INDEX FUND
                                                         EAFE EQUITY INDEX FUND
                                            BT INVESTMENT EQUITY 500 INDEX FUND


BT Global Investors (the "Trust") is an open-end, management investment company (mutual fund) which currently consists of ten funds. With the exception of the Equity 500 Index Fund, each of the diversified funds listed above (each, a "Fund") is a separate series of the Trust and each offers two classes of shares. The shares offered by this prospectus are the Advisor Class Shares (the "Shares"). The BT Investment Equity 500 Index Fund (the "Equity 500 Index Fund") is a series of BT Pyramid Mutual Funds, an open-end management investment company (together with the Trust, the "Trusts"). Each Fund seeks to replicate as closely as possible the performance of a selected market index before the deduction of the expenses, allocable to the Shares of the Fund and the corresponding Portfolio (the "Expenses"). There is no assurance, however, that each Fund will achieve its stated objective.

UNLIKE OTHER OPEN-END MANAGEMENT INVESTMENT COMPANIES (MUTUAL FUNDS), EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS ("ASSETS") IN THE CORRESPONDING PORTFOLIO WHICH IS A SEPARATE FUND WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "SPECIAL INFORMATION CONCERNING MASTER-FEEDER Fund Structure" on page __.

Bankers  Trust  Company  ("Bankers  Trust")  is  the  investment   adviser  (the
"Adviser") of each Portfolio.

Please read this Prospectus before investing, and keep it on file for future reference. It contains important information, including how each Fund invests and the services available to shareholders.

To learn more about each Fund and its investments, investors can obtain a copy of the Funds' Statement of Additional Information (the "SAI"), dated , 1995, which contains each Portfolio's most recent financial report and portfolio listing. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference (legally forms a part of the Prospectus). For a free copy of this document, contact the Trust at 6 St. James Avenue, Boston, MA 02116, or an Investment Professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, BANKERS TRUST OR ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

THE FUNDS                           --      WHO MAY WANT TO INVEST
                                    --      INVESTMENT PRINCIPLES AND RISKS Each
                                            Fund's    overall     approach    to
                                            investing.
                                    --      EXPENSE  SUMMARY Each Fund's  annual
                                            operating expenses.
                                    --      FUND FINANCIAL  HIGHLIGHTS  Selected
                                            data for a share outstanding,  total
                                            investment return, ratios to average
                                            net  assets  and other  supplemental
                                            data for the Fund.
THE FUNDS IN DETAIL                 --      INVESTMENT OBJECTIVES AND POLICIES
                                    --      RISK FACTORS AND CERTAIN  SECURITIES
                                            AND INVESTMENT PRACTICES
                                    --      SPECIAL    INFORMATION    CONCERNING
                                            MASTER-FEEDER FUND STRUCTURE
                                    --      SECURITIES AND INVESTMENT PRACTICES
                                    --      PERFORMANCE  How each  Fund has done
                                            over time.
                                    --      MANAGEMENT  OF THE  TRUSTS  AND  THE
                                            PORTFOLIOS
YOUR ACCOUNT                        --      TYPES OF ACCOUNTS Different ways to
                                            setup your account, including tax-
                                            sheltered retirement plans.
                                    --      HOW TO BUY SHARES Opening an account
                                            and making additional investments.
                                    --      HOW TO SELL SHARES  Taking money out
                                            and closing your account.
                                    --      INVESTOR SERVICES To help you manage
                                            your account.
SHAREHOLDER AND
ACCOUNT POLICIES                    --      DIVIDENDS, CAPITAL GAINS AND TAXES
                                    --      VALUATION    DETAILS   Share   price
                                            calculations   and  the   timing  of
                                            purchases and redemptions.
                                    --      EXCHANGE LIMITATIONS
                                    --      ADDITIONAL   INFORMATION  ABOUT  THE
                                            TRUST AND THE PORTFOLIOS
                                    --      APPENDIX   Performance   information
                                            relating to the various indices.

                                   THE FUNDS

The Trusts seek to achieve the investment objective of each Fund by investing all the Assets of the Fund in the corresponding Portfolio.

The U.S. BOND INDEX FUND seeks to replicate as closely as possible (before deduction of Expenses) the investment performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index"), a broad market weighted index which encompasses U.S. Treasury and agency securities, corporate investment grade bonds, international (dollar-denominated) investment grade bonds, and mortgage-backed securities. The U.S. Bond Index Fund invests all of its Assets in the U.S. Bond Index Portfolio.

The EQUITY 500 EQUAL WEIGHTED INDEX FUND seeks to replicate as closely as possible the total return of the Standard & Poor's 500 Equal Weighted Index (the "S&P 500 Equal Weighted Index"). The S&P 500 Equal Weighted Index is comprised of all stocks that make up the Standard & Poor's 500 Composite Stock Price Index with each security having the same weight. The S&P 500 Equal Weighted Index is re-balanced to these equal weights at the end of each calendar month. The Equity 500 Equal Weighted Index Fund invests all of its Assets in the Equity 500 Equal Weighted Index Portfolio.

The SMALL CAP INDEX FUND seeks to replicate as closely as possible (before deduction of Expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index consisting of 2,000 small-capitalization common stocks. The Small Cap Index Fund invests all of its Assets in the Small Cap Index Portfolio.

The EAFE EQUITY  INDEX FUND seeks to  replicate  as closely as possible  (before deduction of Expenses) the total return of the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index with net dividends (the "EAFE Index"), a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States. The EAFE Index Fund invests all of its Assets in the EAFE Equity Index Portfolio.

The EQUITY 500 INDEX FUND seeks to replicate as closely as possible (before deduction of Expenses) the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), an index emphasizing large-capitalization stocks. The Equity 500 Index Fund invests all of its Assets in the Equity 500 Index Portfolio.

WHO MAY WANT TO INVEST

Shares of each Fund are offered through this Prospectus to investors who engage an Investment Professional.

The Portfolios are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolios, utilizing a "passive" or "indexing" investment approach and attempt to duplicate the investment performance of their respective indices through statistical procedures.

The U.S. BOND INDEX PORTFOLIO represents all major sectors of the investment grade fixed-income securities markets. The U.S. Bond Index Fund may be a suitable investment vehicle for those investors seeking ownership in the "bond market" as a whole, without regard to particular sectors. The U.S. Bond Index Fund is also suitable for those investors with common stock holdings who are seeking a complementary fixed-income investment to create a more balanced asset mix.

The EQUITY 500 EQUAL WEIGHTED, SMALL CAP INDEX, EAFE EQUITY INDEX AND EQUITY 500 INDEX FUNDS may be appropriate for investors who are willing to ride out domestic and/or foreign stock market fluctuations in pursuit of potentially higher long-term returns. Each corresponding Portfolio invests for growth and does not pursue income. Over time, stocks, although more volatile, have shown greater growth potential than other types of securities. In the shorter term, however, stock prices can fluctuate dramatically in response to market factors.

THE EAFE EQUITY INDEX FUND may be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in their portfolio, investors can achieve an extra level of diversification and also participate in opportunities around the world. However, there are additional risks involved with international investing. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which a Portfolio invests.

The Trust is intended to be a long-term investment vehicle and is not designated to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all the Trust's shareholders. In order to minimize such costs, the Trust has adopted the following policies. The Trust reserves the right to reject any purchase request (including exchange purchases from other BT Global Investors portfolios) that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by the investor. Additionally, the Trust has adopted exchange privilege limitations as described in the section "Exchange Limitations." Finally, the Trust reserves the right to suspend the offering of its shares.

Each Fund is not in itself a balanced investment plan. Investors should consider their investment objective and tolerance for risk when making an investment decision. When an investor sells Fund Shares, they may be worth more or less than what they paid for them.

INVESTMENT PRINCIPLES AND RISKS

The value of each Portfolio's investments varies based on many factors. The value of bonds fluctuates based on changes in domestic or foreign interest rates, the credit quality of the issuer, market conditions, and other economic and political news. In general, bond prices rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk.

Stock values fluctuate, sometimes dramatically, in response to the activities of individual companies and general market and economic conditions. Over time, however, stocks have shown greater long-term growth potential than other types of securities.

Because many foreign investments are denominated in foreign currencies, changes in the value of these currencies can significantly affect the EAFE Equity Index Fund's share price. General economic factors in the various world markets can also impact the value of an investors investment. When investors sell Fund Shares, they may be worth more or less than what they paid for them. See "Risk Factors and Certain Securities and Investment Practices" for more information.

EXPENSE SUMMARY

ANNUAL OPERATING EXPENSES are paid out of the assets of each Portfolio and Fund. Each Portfolio pays an investment advisory fee and an administrative services fee to Bankers Trust. Each Fund incurs expenses such as maintaining shareholder records and furnishing shareholder statements. Each Fund must provide financial reports.

The following table provides: (i) a summary of expenses relating to purchases and sales of the Shares of each Fund and the annual operating expenses of the Fund and expenses of the corresponding Portfolio, in the aggregate, as a percentage of average daily net assets of each Fund; and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in each Fund. THE TRUSTEES OF THE TRUST BELIEVE THAT THE EXPENSES OF EACH FUND AND EXPENSES OF THE CORRESPONDING PORTFOLIO, IN THE AGGREGATE, WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES WHICH THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE ASSETS OF EACH FUND WERE INVESTED DIRECTLY IN THE TYPE OF SECURITIES BEING HELD BY THE CORRESPONDING PORTFOLIO.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge on Purchases
(as a percentage of offering price)                                       None*

Maximum Sales Charge on Reinvested
Distributions                                                             None

Redemption Fee                                                            None*

Exchange Fee                                                              None

Shareholder transaction expenses are charges paid when investors buy, sell, exchange, or hold Shares of a Fund. See "Transaction Details," on page __, for an explanation of how and when these charges apply.

* A TRANSACTION FEE OF 0.25% IS DEDUCTED FROM PURCHASES, REDEMPTIONS AND EXCHANGES INTO AND OUT OF THE SMALL CAP INDEX FUND AND THE EAFE EQUITY INDEX FUND. THESE TRANSACTION FEES ARE PAID TO THE RESPECTIVE FUNDS AND ARE DEDUCTED AUTOMATICALLY FROM THE AMOUNT INVESTED OR REDEEMED. THE FEE APPLIES TO AN
INITIAL INVESTMENT IN EITHER OF THESE FUNDS AND ALL SUBSEQUENT PURCHASES (INCLUDING PURCHASES MADE BY EXCHANGE FROM ANOTHER BT GLOBAL INVESTORS FUND), BUT NOT TO REINVESTED DIVIDEND OR CAPITAL GAIN DISTRIBUTIONS.

THE PURPOSE OF THE 0.25% TRANSACTION FEE IS TO ALLOCATE TRANSACTION COSTS ASSOCIATED WITH PURCHASES, REDEMPTIONS AND EXCHANGES TO INVESTORS MAKING THOSE PURCHASES, REDEMPTIONS AND EXCHANGES, THUS INSULATING EXISTING SHAREHOLDERS FROM THOSE TRANSACTION COSTS. THESE COSTS INCLUDE: (1) BROKERAGE COSTS; (2) THE EFFECT OF THE "BID-ASK" SPREAD IN SMALL AND MEDIUM SIZED COMPANY STOCK AND INTERNATIONAL MARKETS; AND (3) TAXES IN SOME COUNTRIES. SINCE THE INVESTORS, NOT THE FUND, BEARS THESE COSTS, THE FUND IS EXPECTED TO BE ABLE TRACK ITS BENCHMARK INDEX MORE CLOSELY.

ANNUAL OPERATING EXPENSES

U.S. BOND INDEX FUND
Investment advisory fee
(after reimbursement or waiver)                               0.10%
Other expenses
(after reimbursements or waivers)                             0.25%
                                                              ----
TOTAL OPERATING EXPENSES
(after reimbursements or waivers)                             0.35%

EQUITY 500 EQUAL WEIGHTED INDEX FUND
Investment advisory fee
(after reimbursement or waiver)                               0.15%
Other expenses
(after reimbursements or waivers)                             0.50%
                                                              ----
TOTAL OPERATING EXPENSES
(after reimbursements or waivers)                             0.65%

SMALL CAP INDEX FUND
Investment advisory fee
(after reimbursement or waiver)                               0.10%
Other expenses
(after reimbursements or waivers)                             0.35%
                                                              ----
TOTAL OPERATING EXPENSES
(after reimbursements or waivers)                             0.45%

EAFE EQUITY INDEX FUND
Investment advisory fee
(after reimbursement or waiver)                               0.20%
Other expenses

(after reimbursements or waivers)                             0.45%
TOTAL OPERATING EXPENSES
(after reimbursements or waivers)                             0.65%

EQUITY 500 INDEX FUND
Investment advisory fee
(after reimbursement or waiver)                               0.07%
Other expenses
(after reimbursements or waivers)                             0.18%
                                                              ----
TOTAL OPERATING EXPENSES
(after reimbursements or waivers)                             0.25%

EXPENSE TABLE EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                       EXAMPLES

U.S. BOND INDEX FUND                                   1 year            3 years

                                                         $4                $11

EQUITY 500 EQUAL WEIGHTED INDEX FUND                   1 year            3 years

                                                         $7                $21

SMALL CAP INDEX FUND                                   1 year            3 years

                                                         $5                $14

EAFE EQUITY INDEX FUND                                 1 year            3 years

                                                         $7                $21

EQUITY 500 INDEX FUND                                  1 year            3 years          5 year          10 years

                                                         $3                $8               $14              $32


The expense table and the example above show the costs and expenses that an investor will bear directly or indirectly as a shareholder of a Fund. Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee with respect to each Portfolio. Without such waiver, each Portfolio's investment advisory fee would be equal to the following: U.S. Bond Index Portfolio -- 0.15%; Equity 500 Equal Weighted Index Portfolio -- 0.25%; Small Cap Index Portfolio -- 0.15%; EAFE Equity Index Portfolio -- 0.25%; and Equity 500 Index Portfolio -- 0.10%. The expense table and the example reflect a voluntary undertaking by Bankers Trust or Signature Broker-Dealer Services, Inc. ("SBDS"), as the distributor (the "Distributor") of the Shares of each Fund, to waive or reimburse expenses such that the total operating expenses of each Fund and the corresponding Portfolio, with the exception of the Equity 500 Index Fund and Equity 500 Index Portfolio, (as a percentage of the Fund's average daily net assets) would be equal to the following: U.S. Bond Index Fund -- 0.35%; Equity 500 Equal Weighted Index Portfolio -- 0.65%; Small Cap Index Fund -- 0.45%; and EAFE Equity Index Fund -- 0.65%. In the absence of this undertaking, assuming total assets of $100 million in each Fund, it is estimated that "Total Operating Expenses" would be as follows: U.S. Bond Index Portfolio -- 0.55%; Equity 500 Equal Weighted Index Portfolio -- 0.75%; Small Cap Index Portfolio -- 0.60%; and EAFE Equity Index Portfolio -- 0.80%. With respect to the Equity 500 Index Fund and the Equity 500 Index Portfolio, in the absence of this undertaking, for the fiscal year ended December 31, 1994, the total operating expenses would have been equal to approximately 0.54% of the Fund's average net assets annually. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while each example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.

CURRENTLY, THE FUNDS (WITH THE EXCEPTION OF THE EQUITY 500 INDEX FUND) HAVE ISSUED TWO CLASSES OF SHARES. THE FUNDS OFFER BY SEPARATE PROSPECTUS ANOTHER CLASS OF SHARES. BECAUSE THE EXPENSES VARY BETWEEN THE CLASSES, PERFORMANCE WILL VARY WITH RESPECT TO EACH CLASS. ADDITIONAL INFORMATION CONCERNING THE FUNDS' OTHER CLASS OF SHARES IS AVAILABLE FROM BANKERS TRUST, AS ADMINISTRATOR AT
(800)422-6577.

For more information about each Fund's and each Portfolio's expenses see "Management of the Trust and the Portfolios" and "Valuation Details."

FUND FINANCIAL HIGHLIGHTS

The following table shows the selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data of the Equity 500 Index Fund for the periods indicated. The Fund's Annual Report has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose report thereon appears in the Fund's Annual Report. The Fund's Annual Report and Semi-Annual Report are incorporated by reference in the Fund's SAI.


                                                                                  FOR THE
                                                                                   PERIOD
                                  FOR THE SIX                                     12/31/92
                                 MONTHS ENDED      FOR THE YEAR ENDED           (COMMENCEMENT
                                   6/30/95            DECEMBER 31,                   OF
                                 (UNAUDITED)        1994       1993              OPERATIONS)
SELECTED PER SHARE DATA
Net Asset Value,
 Beginning of Period               $10.36          $10.57     $10.00               $10.00
                                   ---------------------------------                -----

Income from Investment
 Operations
   Net Investment Income             0.14            0.22       0.24                  ___
   Net Realized and
    Unrealized Gain (Loss) on


    Securities and Futures
    Transactions                     1.94           (0.10)      0.71                  ___
                                   ---------------------------------                  ---
   Total from Investment
    Operations                       2.08            0.12       0.95                  ___
                                   ---------------------------------                  ---
Less Dividends and Distributions
 Dividends from Net Investment
  Income                            (0.07)          (0.22)     (0.24)                 ___
 Distributions from Net Realized
  Gain from Securities and
  Futures Transactions                --            (0.11)     (0.14)                 ___
                                   ---------------------------------                  ---
  Total Dividends and
   Distributions                    (0.07)          (0.33)     (0.38)                 ___
                                   ---------------------------------                  ---
Net Asset Value,
 End of Period                     $12.37          $10.36     $10.57               $10.00
                                   ---------------------------------               ------

TOTAL INVESTMENT RETURN            20.11%            1.15%      9.53%                 ___

RATIOS AND SUPPLEMENTAL
 DATA
Ratio of Net Investment
 Income to Average Net
 Assets                            2.55%*            2.68%      2.53%                 ___
Ratio of Expenses to
 Average Net Assets,
 Including Expenses of
 the Equity 500 Index
 Portfolio                         0.25%*            0.25%      0.25%                 ___
Decrease Reflected in
 Above Expense Ratio
 Due to Absorption of
 Expenses by Bankers Trust         0.25%*            0.29%      1.82%                 ___

Net Assets, End of
 Period (000's omitted)        $231,338          $181,898     $1,853                $ 100

*Annualized


                              THE FUNDS IN DETAIL

INVESTMENT OBJECTIVES AND POLICIES

The Trusts seek to achieve the investment objective of each Fund by investing all of its Assets in the corresponding Portfolio, which has the same investment objective as the Fund. Since the investment characteristics of each Fund will correspond directly to those of the corresponding Portfolio, the following is a discussion of the various investments of and techniques employed by each
Portfolio. Additional information about the investment policies of each Portfolio appears in "Risk Factors and Certain Securities and Investment Practices" in this Prospectus and in the Funds' SAI. There can be no assurance that the investment objective of either a Fund or the corresponding Portfolio will be achieved.

The U.S. BOND INDEX PORTFOLIO seeks to replicate as closely as possible (before deduction of Expenses) the investment performance of the Aggregate Bond Index, a broad market weighted index which encompasses four major classes of investment grade fixed-income securities in the United States: U.S. Treasury and agency securities, corporate bonds, international (dollar-denominated) bonds, and mortgage-backed securities, with maturities greater than one year.

As  of  December  31,  1994,  the  major  classes  of  fixed-income   securities
represented the following proportions of the Index's total market value:

                              AGGREGATE
                              BOND INDEX
U.S. Treasury and
  agency securities               54%
Corporate bonds                   14%
International (dollar-
  denominated) bonds               3%
Mortgage-backed securities        29%
Dollar-weighted average
  maturity (Years)              8.8 yrs

The U.S. Bond Index Portfolio will be unable to hold all of the individual issues which comprise the Index because of the large number of securities involved. Instead, the Portfolio will hold a representative sample of the securities in the Index, selecting one or two issues to represent entire "classes" or types of securities in the Index. The Portfolio will be constructed so as to match as closely as possible the composition of the Index by investing in fixed-income securities approximating their relative proportion of the Index's total market value.

At the broadest level, the U.S. Bond Index Portfolio will seek to hold securities and other investments which reflect the weighting of the major asset classes in the Index, these classes include U.S. Treasury and agency securities, corporate bonds, and mortgage-backed securities. For example, if U.S. Treasury and agency securities represent approximately 60% of the Index's interest rate risk, then approximately 60% of the Portfolio's interest rate risk will come from such securities and other investments. Similarly, if corporate bonds represent 20% of the interest rate risk of the Index, then they will represent approximately 20% of the interest rate risk of the Portfolio. Such a sampling technique is expected to be an effective means of substantially replicating the income and capital returns provided by the Index before deduction of Fund and Portfolio expenses.

The Portfolio may, from time to time, substitute one type of investment grade bond for another. For instance, a Portfolio may hold more short-term corporate bonds (and, in turn, hold fewer short U.S. Treasury bonds) than represented in the Index so as to increase income. This corporate substitution strategy will entail the assumption of additional credit risk; however, substantial diversification within the corporate sector should moderate issue-specific credit risk. Overall, credit risk is expected to be very low for the U.S. Bond Index Portfolio.

Fixed-income securities will be primarily of investment grade quality - i.e., those rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB-by Standard & Poor's Corporation ("S&P"). Securities rated Baa or BBB possess some speculative characteristics.

The Portfolio may invest in U.S. Treasury bills, notes and bonds and other "full faith and credit" obligations of the U.S. Government and in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government ("U.S. Government Securities"). Such "agency" securities may NOT be backed by the "full faith and credit" of the U.S. Government. Such U.S. Government agencies may include the Federal Farm Credit Banks, the Resolution Trust Corporation and the Government National Mortgage
Association. Even though they all carry top (AAA) credit ratings, "agency" obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.

As a mutual fund investing primarily in fixed-income securities, the Portfolio is subject to interest rate, income, call and credit risks. Since the Portfolio also invests in mortgage-backed securities, it is also subject to prepayment risk. See "Risk Factors and Certain Securities and Investment Practices."

The EQUITY 500 EQUAL WEIGHTED INDEX PORTFOLIO seeks to replicate as closely as possible the total return of the S&P 500 Equal Weighted Index. The S&P 500 Equal Weighted Index is comprised of all stocks that make up the Standard & Poor's 500 Composite Stock Price Index with each security having the same weight. The S&P 500 Equal Weighted Index is re-balanced to these equal weights at the end of each calendar month. Investing in a fund designed to replicate this benchmark provides investors with diversified equity exposure with a small cap tilt and value investment attributes.

The Equity 500 Equal Weighted Index Portfolio allocates its assets equally among the equity securities which compose the S&P 500 Equal Weighted Index. The Portfolio may omit or remove any S&P 500 Equal Weighted Index stock from the Portfolio if, following objective criteria, Bankers Trust judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. Bankers Trust will not purchase the stock of Bankers Trust New York Corporation, which is included in the Index, and instead will overweight its holdings of companies engaged in similar businesses.

The Equity 500 Equal Weighted Index Fund and the Equity 500 Equal Weighted Index Portfolio are not sponsored, endorsed, sold or promoted by Wilshire Associates. Wilshire makes no representation or warranty, express or implied, to the shareholders of the Fund or investors in the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund or the Portfolio particularly or the ability of the index to track general stock market performance.

The SMALL CAP INDEX PORTFOLIO seeks to replicate as closely as possible (before deduction of expenses of the Fund and corresponding Portfolio) the total return of the Russell 2000.

The Russell 2000 Index is composed of approximately 2,000 small-capitalization common stocks. A company's stock market capitalization is the total market value of its floating outstanding shares. As of December 31, 1994, the average stock market capitalization of the Russell 2000 was $2.1 billion.

The Small Cap Portfolio is neither sponsored by nor affiliated with the Frank Russell Company. Frank Russell's only relationship to the Portfolio is the licensing of the use of the Russell 2000 Small Stock Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell indices.

The Small Cap Portfolio invests in a statistically selected sample of the approximately 2,000 stocks included in the Russell 2000 Index. The stocks of the Russell 2000 to be included in the Small Cap Index Portfolio will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Portfolio so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios, and dividend yields) closely approximate those of the Russell 2000. For instance, if 10% of the capitalization of the Russell 2000 consists of utility companies with relatively small capitalizations, then the Small Cap Portfolio is constructed so that approximately 10% of the Portfolio's assets are invested in the stocks of utility companies with relatively small capitalizations. The stocks held by the Portfolio are weighted to make the Portfolio's aggregate investment characteristics similar to those of the Russell 2000 Index as a whole.

The EAFE EQUITY INDEX PORTFOLIO seeks to replicate as closely as possible (before deduction of expenses of the Fund and corresponding Portfolio) the total return of the EAFE Index. The Portfolio attempts to achieve this objective by investing in a statistically selected sample of the equity securities included in the EAFE Index.

The EAFE Index is a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and United Kingdom.

Inclusion of a security in the EAFE Index in no way implies an opinion by Morgan Stanley as to its attractiveness as an investment. Neither the Fund nor the Portfolio is neither sponsored by nor affiliated with Morgan Stanley.

The International Equity Portfolio is constructed to have aggregate investment characteristics similar to those of the EAFE Index. The Portfolio invests in a statistically selected sample of the securities included in the EAFE Index, although not all companies within a country will be represented in the Portfolio at the same time. Stocks are selected for inclusion in the Portfolio based on country of origin, market capitalization, yield, volatility and industry sector. Banker Trust will manage the Portfolio using advanced statistical techniques to determine which stocks are to be purchased or sold to replicate the EAFE Index. From time to time, adjustments may be made in the Portfolio because of changes in the composition of the EAFE Index, but such changes should be infrequent.

The EQUITY 500 INDEX PORTFOLIO seeks to replicate as closely as possible (before deduction of expenses of the Fund and the corresponding Portfolio) the total return of the S&P 500.

The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange Inc. (the "NYSE"). Bankers Trust believes that the S&P 500 is representative of the performance of publicly traded common stocks in the U.S. in general.

In seeking to replicate the performance of the S&P 500, before deduction of Fund and Portfolio expenses, Bankers Trust will attempt over time to allocate the Equity 500 Index Portfolio's investment among common stocks in approximately the same proportions as they are represented in as the S&P 500, beginning with the heaviest weighted stocks that make up a larger portion of the Index's value.

Bankers Trust generally will seek to match the composition of the S&P 500 but usually will not invest the Equity 500 Index Portfolio's stock portfolio to mirror the Index exactly. Because of the difficulty and expense of executing relatively small stock transactions, the Portfolio may not always be invested in the less heavily weighted S&P 500 stocks, and may at times have its portfolio weighted differently from the S&P 500, particularly if the Portfolio has a low level of assets. In addition, the Portfolio may omit or remove any S&P 500 stock from the Portfolio if, following objective criteria, Bankers Trust judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. Bankers Trust will not purchase the stock of Bankers Trust New York Corporation, which is included in the Index, and instead will overweight its holdings of companies engaged in similar businesses.

ABOUT THE S&P 500. The S&P 500 is composed of 500 common stocks, which are chosen by S&P on a statistical basis to be included in the Index. The inclusion of a stock in the S&P 500 in no way implies that S&P believes the stock to be an attractive investment. The 500 securities, most of which trade on the NYSE, represented, as of June 30, 1995, approximately [ ]% of the market value of all U.S. common stocks. Each stock in the S&P 500 is weighted by its market value. Bankers Trust believes that the performance of the S&P 500 is representative of the performance of publicly traded common stocks in general. The composition of the S&P 500 is determined by S&P and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time.

The Equity 500 Index Fund and the Equity 500 Index Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or investors in the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund or the Portfolio particularly or the ability of the S&P 500 to track general stock market performance.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein.

S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE FUND OR THE PORTFOLIO, OWNERS OF THE FUND OR THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND HEREBY EXPRESSLY DISCLAIMS ALL SUCH WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 OR ANY DATA INCLUDED THEREIN.

For more information about the performance of the S&P 500, see "Appendix."

GENERAL

Over time, the correlation between the performance of each Fund, before the deduction of Expenses, and the respective Index is expected to be 0.95 or higher before deduction of Expenses of the Fund and expenses of the Portfolio. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and any capital gain distributions, increases or decreases in exact proportion to changes in the Index. Each Fund's ability to track its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Funds or the corresponding Portfolio, changes in either the composition of the Index or the assets of a Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. In the unlikely event that a high correlation is not achieved, the Trusts' Board of Trustees will consider alternatives. Because each Portfolio seeks to track the respective index, Bankers Trust will not attempt to judge the merits of any particular stock as an investment.

Under normal circumstances, each Portfolio will invest at least 80% of its assets in the securities of its respective Index.

As diversified funds, no more than 5% of the assets of each Portfolio may be invested in the securities of one issuer (other than U.S. Government Securities), except that up to 25% of each Portfolio's assets may be invested without regard to this limitation. Each Portfolio will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Portfolios which may not be changed without investor approval. No more than 15% of each Portfolio's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits maturing in more than seven days). Additional investment policies of each Portfolio are contained in the SAI.

Each Portfolio may maintain up to 25% of its assets in short-term debt securities and money market instruments to meet redemption requests or to facilitate investment in the securities of the respective Index. Securities index futures contracts and related options, warrants, convertible securities and swap agreements may be used for several reasons: to simulate full investment in the underlying Index while retaining a cash balance for fund management purposes, to facilitate trading, or to reduce transaction costs or to seek higher investment returns when a futures contract, option, warrant, convertible security or swap agreement is priced more attractively than the underlying equity security or Index. These instruments may be considered derivatives. See "Risk Factors and Certain Securities and Investment Practices -- Derivatives."

The use of derivatives for non-hedging purposes may be considered speculative. While each of these securities can be used as leveraged investments, a Portfolio may not use them to leverage its net assets. No Portfolio will invest in such instruments as part of a temporary defensive strategy (such as altering the aggregate maturity of the Portfolio) to protect the Portfolio against potential market declines.

Each Portfolio may lend its investment securities and purchase securities on a when-issued and a delayed delivery basis. The U.S. Bond Index Portfolio may invest in mortgage-related and other asset-backed securities. The EAFE Equity Index Portfolio may engage in foreign currency forward and futures transactions for the purpose of enhancing portfolio returns or hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. See "Risk Factors and Certain Securities and Investment Practices" for more information about the investment practices of the Portfolios.

RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES

The following pages contain more detailed information about types of instruments in which a Portfolio may invest and strategies Bankers Trust may employ in pursuit of a Portfolio's investment objective. A summary of risks and restrictions associated with these instrument types and investment practices is included as well.

Bankers Trust may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help a Portfolio achieve its goal. Holdings and recent investment strategies are described in the financial reports of a Fund and the corresponding Portfolio, which are sent to Fund shareholders twice a year. For a free SAI or financial report, call an Investment Professional.

FIXED INCOME SECURITY RISK - U.S. BOND INDEX FUND
Investors in the U.S. Bond Index Fund are exposed to four types of risk from fixed income securities. (1) Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. (2) Income risk is the potential for a decline in a Portfolio's income due to falling market interest rates. (3) Credit risk is the possibility that a bond issuer will fail to make timely payments of either interest or principal to the Portfolio. (4) Prepayment risk or call risk is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates.

MARKET RISK - EQUITY 500 INDEX FUND, EQUITY 500 EQUAL WEIGHTED INDEX FUND, SMALL CAP INDEX FUND AND EAFE EQUITY INDEX FUND As mutual funds investing primarily in common stocks, these Portfolios are subject to market risk -- i.e., the possibility that common stock prices will decline over short or even extended periods. The U.S. and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

RISKS OF INVESTING IN MEDIUM- AND SMALL-CAPITALIZATION STOCKS - SMALL CAP INDEX FUND Historically, medium- and small-capitalization stocks have been more volatile in price that the larger-capitalization stocks included in the S&P 500. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of medium- and small-size companies to changing economic conditions. In addition to exhibiting greater volatility, medium- and small-size company stocks may fluctuate independently of larger company stocks. Medium- and small-size company stocks may decline in price as large company stocks rise, or rise in prices as large company stocks decline.

RISKS OF INVESTING IN FOREIGN SECURITIES - EAFE EQUITY INDEX PORTFOLIO Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Investors should realize that the value of a Portfolio's foreign investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Portfolio as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Portfolio is also authorized to enter into certain foreign currency exchange transactions. Furthermore, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. The settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. Finally, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its Assets in the corresponding Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect, like investments in other investment companies and pooled investment vehicles. In addition to selling a beneficial interest to the corresponding Fund, each Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust, as the Administrator, at (800) 422-6577.

The  master-feeder   structure  has  been  developed  relatively  recently,   so
shareholders should carefully consider this investment approach.

Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to a Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

A Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retaining of an investment adviser to manage the Fund's Assets in accordance with the investment policies described herein with respect to the corresponding Portfolio.

Each Fund's investment objective is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders. If there is a change in a Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of each Portfolio is also not a fundamental policy. Shareholders of the Funds will receive 30 days prior written notice with respect to any change in the investment objective of a Fund or the corresponding Portfolio. See "Risk Factors and Certain Securities and Investment Practices" in the SAI for a description of the fundamental policies of each Portfolio that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act") of the Portfolio.

For descriptions of the investment objective, policies and restrictions of each Portfolio, see "The Funds in Detail" herein and "Risk Factors and Certain Securities and Investment Practices" in this Prospectus and in the SAI. For descriptions of the management of the Trust and the Portfolios, see "Management of the Trust and the Portfolios" herein and in the SAI. For descriptions of the expenses of the Portfolio, see "The Funds--Expense Summary," herein and "Management of the Trust and the Portfolios" herein and in the SAI.

SECURITIES AND INVESTMENT PRACTICES
SHORT-TERM INVESTMENTS. Each Portfolio may invest in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions or to serve as collateral for the obligations underlying a Portfolio's investment in securities index futures or related options or warrants. These securities include: obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or by any of the states, repurchase agreements, time deposits, certificates of deposit, bankers' acceptances and commercial paper.

U.S. GOVERNMENT SECURITIES are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury;

others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

SECURITIES LENDING. Each Portfolio may lend its investment securities to qualified institutional investors for either short-term or long-term purposes of realizing additional income. Loans of securities by a Portfolio will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, and such loans may not exceed 30% of the value of a Portfolio's net assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, Bankers Trust will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

WHEN ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments.

MORTGAGE-RELATED SECURITIES. As part of its effort to duplicate the investment performance of its Index, the U.S. Bond Index Portfolio may invest in mortgage-backed securities. Mortgage-backed securities represent an interest in an underlying pool of mortgages. Unlike ordinary fixed-income securities, which generally pay a fixed rate of interest and return principal upon maturity, mortgage-backed securities repay both interest income and principal as part of their periodic payments. Because the mortgages underlying mortgage-backed certificates can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities give rise to certain unique "pre-payment" risks. See "Risk Factors and Certain Securities and Investment Practices."

The U.S. Bond Index Portfolio may purchase mortgage-backed securities issued by the Government National Mortgage Association (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association (FNMA), and the Housing Authority (FHA). GNMA securities are guaranteed by the U.S. Government as to the timely payment of principal and interest; securities from other Government-sponsored entities are generally not secured by an explicit pledge of the U.S. Government. The U.S. Bond Index Portfolio may also invest in conventional mortgage securities, which are packaged by private corporation and are not guaranteed by the U.S. Government. Mortgage securities that are guaranteed by the U.S. Government are guaranteed only as to the timely payment of principal and interest. The market value of such securities is not guaranteed and may fluctuate.

DERIVATIVES

Each Portfolio may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio.


SECURITIES INDEX FUTURES AND RELATED OPTIONS. Each Portfolio may enter into securities index futures contracts and related options provided that not more than 5% of its assets are required as a margin deposit for futures contracts or options [and provided that not more than 20% of a Portfolio's assets are invested in futures and options at any time.] When a Portfolio has cash from new investments in the Portfolio or holds a portion of its assets in money market instruments, it may enter into index futures or options to attempt to increase its exposure to the market. Strategies the Portfolio could use to accomplish this include purchasing futures contracts, writing put options, and purchasing call options. When the Portfolio wishes to sell securities, because of shareholder redemptions or otherwise, it may use index futures or options to hedge against market risk until the sale can be completed. These strategies could include selling futures contracts, writing call options, and purchasing put options.

SWAP AGREEMENTS. Each Portfolio may enter into swap agreements only to the extent that obligations under such agreements represent not more than 10% of the Portfolio's total assets. Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset.

Although swap agreements entail the risk that a party will default on its payment obligations thereunder, a Portfolio will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. Swap agreements also bear the risk that a Portfolio will not be able to meet its obligation to the counterparty, This risk will be mitigated by investing a Portfolio in the specific asset for which it is obligated to pay a return.

WARRANTS. Each Portfolio's investment in warrants will not exceed more than 5% of its assets (2% with respect to warrants not listed on the New York or American Stock Exchanges). Warrants are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time.

A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

CONVERTIBLE SECURITIES. Each Portfolio may invest in convertible securities which are a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream --generally higher in yield than in the income derived from a common stock but lower than that afforded by a non-convertible debt security -- a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

FURTHER RISKS ASSOCIATED WITH THE USE OF FUTURES CONTRACTS, OPTIONS, WARRANTS, CONVERTIBLE SECURITIES AND SWAP AGREEMENTS. The risk of loss associated with futures contracts in some strategies can be substantial due to both the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss or gain. However, the Portfolios will not use futures contracts, options, warrants, convertible securities and swap agreements for speculative purposes or to leverage their net assets. Accordingly, the primary risks associated with the use of futures contracts, options, warrants, convertible securities and swap agreements by the Portfolios are: (i) imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts, options, warrants, convertible securities and swap agreements; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose behavior is expected to resemble that of a Portfolio's underlying securities. The risk that a Portfolio will be unable to close out a futures position will be minimized by entering into stock transactions on an exchange with an active and liquid secondary market. However options, warrants, convertible securities and swap agreements purchased or sold over-the-counter may be less liquid than exchange-traded securities. Illiquid securities, in general, may not represent more than 15% of the net assets of a Portfolio.

FOREIGN CURRENCY FORWARD, FUTURES AND RELATED OPTIONS TRANSACTIONS. The EAFE Equity Index Portfolio may enter into foreign currency forward and foreign currency futures contracts in order to maintain the same currency exposure as the EAFE Index. The Portfolio may not enter into such contracts as a way of protecting against anticipated adverse changes in exchange rates between foreign currencies and the U.S. dollar. A foreign currency forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts do not eliminate fluctuations in the underlying prices of securities held by the Portfolios. Although such contracts tend to minimize the risk of loss due to a decline in the value of a currency that has been sold forward, and the risk of loss due to an increase in the value of a currency that has been purchased forward, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase.

Successful use of forward contracts depends on Bankers Trust's skill in analyzing and predicting relative currency values. Forward contracts alter a Portfolio's exposure to currency exchange rate activity and could result in losses to the Portfolio if currencies do not perform as Bankers Trust anticipates. A Portfolio may also incur significant costs when converting assets from one currency to another.

ASSET COVERAGE. To assure that a Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities, interest rate swaps and foreign currency forward futures and related options transactions are not used to achieve excessive investment leverage, a Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities, entering into an off-setting transaction, or by establishing a segregated account with the Portfolio's custodian containing high grade liquid debt securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

PORTFOLIO TURNOVER
The frequency of Portfolio transactions-the Portfolio's portfolio turnover rate-will vary from year to year depending on market conditions and the Portfolio's cash flows. Each Portfolio's annual portfolio turnover rate is not expected to exceed 100%. The Equity 500 Portfolio's portfolio turnover rate for the years ended December 31, 1994 and 1993 was 21% and 31%, respectively.

PERFORMANCE

Each Portfolio's recent strategies and holdings, and the corresponding Fund's performance, is detailed twice a year in the Funds' financial reports (not available during the first year for each Fund other than the Equity 500 Index
Fund), which are sent to all Fund shareholders.

For current Fund performance or a free copy of the Funds' financial report, please contact an Investment Professional.

Mutual fund performance is commonly measured as TOTAL RETURN and/or YIELD. Each Fund's performance is affected by the expenses of that Fund.

EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects actual performance over a stated period of time. An AVERAGE annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

TOTAL RETURNS

                                                                                                 Average Annual
                                                                                                 Total Return
                                                              Total return                       for Period From
                                                              for the period from                commencement
                           Total return                       commencement of                    of operations
                           for 1 year ended                   operations through                 through
                           12/31/94                           12/31/94                           12/31/94
Equity 500 Index
Fund(a)                       1.15%                              10.79%                              5.26%

(a) Fund commenced operations on December 31, 1992.

YIELD refers to the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders. This difference may be significant for a Fund investing in a Portfolio whose investments are denominated in foreign currencies.

YIELDS

The 30-day SEC yield for the period ended December 31, 1994 for the Equity 500 Index Fund was 2.78%.

Performance information may include comparisons of a Fund's investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. From time to time, Fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of a Fund will vary depending upon interest rates, the current market value of the securities held by the corresponding Portfolio and changes in the expenses of the Fund or Portfolio. In addition, during certain periods for which total return may be provided, Bankers Trust or SBDS may have voluntarily agreed to waive portions of their fees, or reimburse certain operating expenses of a Fund or Portfolio, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.

MANAGEMENT OF THE TRUSTS AND THE PORTFOLIOS

BOARD OF TRUSTEES
The Trusts and each Portfolio is governed by a Board of Trustees which is responsible for protecting the interests of investors. The Trustees of each Trust are different individuals than the Trustees of each Portfolio. See "Management of the Trust and the Portfolios" in the SAI for more information with respect to the Trustees and officers of the Trusts and each Portfolio.

INVESTMENT ADVISER
The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing all the Assets of the Fund in the corresponding Portfolio. Each Portfolio has retained the services of Bankers Trust as investment adviser.

BANKERS TRUST COMPANY AND ITS AFFILIATES
Bankers Trust Company, a New York banking corporation with principal offices at 280 Park Avenue, New York, New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market.

As of September 30, 1995, Bankers Trust New York Corporation was the ninth largest bank holding company in the United States with total assets of approximately $104 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with approximately $200 billion in assets under management globally.

Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. In the past, these clients have been serviced through separate account and commingled fund structures. Now, BT Global Investors brings Bankers Trust's extensive investment management expertise - once available to only the largest institutions in the U.S. - to individual investors. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of each Portfolio.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of each Portfolio, manages each Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its world wide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of a Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.

The Investment Advisory Agreements provide for each Portfolio to pay Bankers Trust receives a fee from each Portfolio, accrued daily and paid monthly, equal on an annual basis to the following percentages of the average daily net assets of the Portfolio for its then-current fiscal year: U.S. Bond Index Portfolio, 0.15%; Equity 500 Equal Weighted Index Portfolio, 0.25%; Small Cap Index Portfolio, 0.15%; EAFE Equity Index Portfolio, 0.25%; and Equity 500 Index Portfolio, 0.10%.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trusts and the Portfolios described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant Federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities law.

PORTFOLIO MANAGERS
Frank Salerno, Managing Director of Bankers Trust, is responsible for the management of the Equity 500 Equal Weighted Index Portfolio, the Small Cap Portfolio and the Equity 500 Index Portfolio. Mr. Salerno oversees administration, management and trading of international and domestic equity index strategies. He has been employed by Bankers Trust since 1981 and has managed the Portfolios' assets since each Portfolio commenced operations.

The following table sets forth annual total return information for the portfolio managed by Mr. Salerno that has investment objectives, policies and techniques substantially similar to the Equity 500 Equal Weighted Index Portfolio. Mr. Salerno began managing the portfolio in 19 .

         1 YEAR                     3 YEAR
         24.34%                     16.39%

The following table sets forth annual total return information for the portfolio managed by Mr. Salerno that has investment objectives, policies and techniques substantially similar to the Small Cap Index Portfolio. Mr. Salerno began managing the portfolio in 19 .

         1 YEAR                     3 YEAR                    5 YEAR
         22.92%                     17.90%                    20.95%

Richard J. Vella, Managing Director of Bankers Trust, is responsible for the day-to-day management of the EAFE Equity Index Portfolio. Mr. Vella has been employed by Bankers Trust since 1985 and has ten years of trading and investment experience.

The following table sets forth annual total return information for the portfolio managed by Mr. Vella that has investment objectives, policies and techniques substantially similar to the EAFE Equity Index Portfolio. Mr. Vella began managing the portfolio in 19 .

         1 YEAR                     3 YEAR                    5 YEAR
          5.05%                     12.86%                     9.97%

Louis R. D'Arienzo, Vice President of Bankers Trust, is responsible for the day-to-day management of the U.S. Bond Index Portfolio. Mr. D'Arienzo has been employed by Bankers Trust since 1981 and has twelve years of trading and investment experience in fixed income securities.

The following table sets forth annual total return information for the portfolio managed by Mr. D'Arienzo that has investment objectives, policies and techniques substantially similar to the U.S. Bond Index Portfolio. Mr. D'Arienzo began managing the portfolio in 19 .

         1 YEAR                     3 YEAR                    5 YEAR
         13.61%                      6.31%                     9.28%


TOTAL RETURN
Total return information for each portfolio manager includes income, realized and unrealized gains and losses on portfolio investments, transaction costs and the reinvestment of all income and capital gains. The annual operating expenses of each Fund and Portfolio set forth above in "Expense Summary" are higher than the fees charged to the managed accounts discussed above. Total returns have been adjusted to reflect these higher expenses. Each of the private accounts included in the total return figures above was sufficiently comparable in size to the expected size of the respective Portfolio during the Portfolio's first year of operations to ensure that the total return information quoted above is relevant to a potential investor in the respective Fund. Past performance should not be considered indicative of future performance.

ADMINISTRATOR
Under its Administration and Services Agreement with each Trust, Bankers Trust calculates the net asset value of each Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Funds. The Administration and Services Agreement provides for the respective Trust to pay Bankers Trust a fee, accrued daily and paid monthly equal on an annual basis to the following percentages of the average daily net assets of the Fund, attributable to the Class, for its then-current fiscal year: U.S. Bond Index Fund, 0.20%; Equity 500 Equal Weighted Index Fund, 0.30%; Small Cap Index Fund, 0.25%; EAFE Equity Index Fund, 0.30%; and Equity 500 Index Fund, 0.30%.

Under an Administration and Services Agreement with each Portfolio, Bankers Trust calculates the value of the assets of the Portfolio and generally assists the respective Board of Trustees in all aspects of the administration and operation of the Portfolios. The Administration and Services Agreement provides for each Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, equal on an annual basis to the following percentages of the Portfolio's average daily net assets for its then-current fiscal year: U.S. Bond Index Portfolio, 0.05%; Equity 500 Equal Weighted Index Portfolio, 0.05%; Small Cap Index Portfolio, 0.05%; EAFE Equity Index Portfolio, 0.10%; and Equity 500 Index
Portfolio, 0.05%. Under each Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including SBDS, at Bankers Trust's expense.

DISTRIBUTOR
Under its Distribution Agreement with each Trust, SBDS, as Distributor, serves as the Trusts' principal underwriter on a best efforts basis. In addition, SBDS provides the Trusts with office facilities. SBDS is a wholly owned subsidiary of Signature Financial Group, Inc. ("SFG"). SFG and its affiliates currently provide administration and distribution services for other registered investment companies. The principal business address of SFG and SBDS is 6 St. James Avenue, Boston, Massachusetts 02116.

CUSTODIAN AND TRANSFER AGENT
Bankers Trust acts as custodian of the assets of the Trusts and each Portfolio and serves as the transfer agent (the "Transfer Agent") for the Trusts and each Portfolio under the Administration and Services Agreement with the Trusts and each Portfolio.

                                  YOUR ACCOUNT

TYPES OF ACCOUNTS
Read your Investment Professional's program materials in conjunction with this Prospectus for details of services that may differ from those described in the Prospectus and for additional fees that may apply. Some of the services and features of this Prospectus may not be available to you. Certain features of the Funds, such as minimum initial or subsequent investment amounts, may be modified in these programs, and administrative charges may be imposed for the services rendered.

The different ways to set up (register) your account with Bankers Trust are listed below.

The account guidelines that follow may not apply to certain Funds or to certain retirement accounts. If your employer offers a Fund through a retirement program, contact your employer for more information. Otherwise, call your Investment Professional directly.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants). Joint accounts may be joint tenants in common or joint tenants with rights of survivorship.

RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

o INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age under 70 1/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.

o ROLLOVER IRAS retain special tax advantages for certain distributions from employer sponsored retirement plans.

o SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

o 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax deferred basis. These accounts need to be established by the trustee of the plan.

MONEY PURCHASE/PROFIT SHARING PLANS (Keogh Plans) are tax deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA) TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your Investment Professional.

TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before on account can be opened.

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER GROUPS Contact your Investment Professional.

HOW TO BUY SHARES

Shares are purchased at the Fund's net asset value ("NAV") next calculated after your investment is received and accepted. The NAV is normally calculated at 4:00 p.m. Eastern time.

If you are placing your order through an Investment Professional, it is the responsibility of your Investment Professional to transmit your order to buy Shares to the Transfer Agent before 4:00 p.m. Eastern time.

The Transfer Agent must receive payment within five business days after an order for Shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.

Share certificates are not available for Shares of the Funds.

IF YOU ARE NEW TO BT GLOBAL INVESTORS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this Prospectus, call your Investment Professional.

IF YOU ALREADY HAVE MONEY INVESTED IN A BT GLOBAL INVESTORS FUND, you can:

o Mail an account application with a check,
o Wire money into your account,
o Open an account by exchanging from another BT Global Investors Fund or o Contact your Investment Professional.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your Investment Professional for more information and a retirement account application.

MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT                                  $2,500
For retirement accounts                             $  500
Through automatic investment plans                  $1,000

TO ADD TO AN ACCOUNT                                $  250
For retirement accounts                             $  100
Through automatic investment plan                   $  100

MINIMUM BALANCE                                     $1,000
For retirement accounts                             None

For further information on opening an account, please consult your Investment Professional or refer to the account application.

                         TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT
PHONE YOUR               Contact your                          Contact your Investment Professional
INVESTMENT               Investment                            or call 1-(800)422-6577.  You may
PROFESSIONAL             Professional.  If you                 exchange from another BT Global
                         are an existing                       Investors Fund account (or the BT
                         shareholder, you may                  Investment Money Market Fund) with
                         exchange from another                 the same registration, including
                         BT Global Investors                   name, address, and taxpayer ID
                         Fund (or the BT                       number.
                         Investment Money Market Fund)
                         account with the same
                         registration, including name,
                         address, and taxpayer ID
                         number.
--------------------------------------------------------------------------------------------------------------------------

MAIL                     Complete and sign the                 Make your check payable to the
                         account application.                  complete name of the Fund of your
                         Make your check                       choice.  Indicate your Fund account
                         payable to the                        number on your check and mail to the
                         complete name of the                  address printed on your account
                         Fund of your choice.                  statement.  Exchange by mail:  call
                         Mail to the                           your Investment Professional for
                         appropriate address                   instructions.
                         indicated on the
                         application.
--------------------------------------------------------------------------------------------------------------------------

IN PERSON                Take your account                     Take your check to your Investment
                         application and check                 Professional.
                         to your Investment
                         Professional.
--------------------------------------------------------------------------------------------------------------------------

                                       31

WIRE                     Not available.                        Call your Investment Professional or
                                                               wire to:




                                                               ROUTING NO.:  021001033
                                                               ATTN: Bankers Trust/
                                                                     IFTC Deposit
                                                               CREDIT: Fund Number
                                                               U.S. Bond Index Fund - 000
                                                               Equity 500 Equal Weighted Index Fund - 000
                                                               Small Cap Index Fund - 000 EAFE
                                                               Equity Index Fund - 000
                                                               Equity 500 Index Fund - 000
                                                               DDA NO. 00-226-296
                                                               FBO:    (Account name)
                                                                       (Account number)

                                                               Specify the complete name of
                                                               the fund of your choice, and
                                                               include your account number
                                                               and your name.
--------------------------------------------------------------------------------------------------------------------------

AUTOMATICALLY            Not available.                        Use the Systematic Investment
                                                               Program.  Sign up for this service
                                                               when opening your account, or call
                                                               your Investment Professional to begin
                                                               the program.  The initial minimum of
                                                               $1,000 must be met.
--------------------------------------------------------------------------------------------------------------------------

HOW TO SELL SHARES

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your Shares. Your Shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. NAV is normally calculated at 4:00 p.m. Eastern time.

TO SELL SHARES IN A RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to other eligible BT Global Investors Funds (or the BT Investment Money Market Fund), which can be requested by phone or in writing. For a retirement distribution form contact your Investment Professional or call 1-800-422-6577.

IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR NON-RETIREMENT ACCOUNT SHARES, leave at least $1,000 worth of Shares in the account to keep it open.

TO SELL SHARES BY BANK WIRE you will need to sign up for these services in advance.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Bankers Trust from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

o You wish to redeem more than $100,000 worth of Shares, o Your account registration has changed within the last 30 days, o The check is being mailed to a different address than the one on your account
  (record address),
o  The check is being made payable to someone other than the account owner,

o The redemption proceeds are being transferred to a BT account with a different
  registration,   or
o You wish to have redemption proceeds wired to a non-predesignated bank account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

SELLING SHARES IN WRITING

Write a "letter of instruction" with:

o Your name,
o The Fund's name and Fund's number,
o Your Fund account number,
o The dollar amount or number of Shares to be redeemed and o Any other applicable requirements listed in the following table.

Deliver your letter to your Investment Professional, or mail it to the following address:

                                   [ADDRESS]

Unless otherwise instructed, the Transfer Agent will send a check to the record address.


                        ACCOUNT TYPE                                SPECIAL REQUIREMENTS
PHONE YOUR              All account types except                    Maximum check request:   $     .
INVESTMENT              retirement
PROFESSIONAL

                        All account types                           You may exchange to other BT
                                                                    Global Investors Funds (or the BT
                                                                    Investment Money Market Fund) if
                                                                    both accounts are registered with
                                                                    the same name(s), address, and
                                                                    taxpayer ID number.
--------------------------------------------------------------------------------------------------------------------------

MAIL OR IN              Individual, Joint Tenant,                   The letter of instruction (with
PERSON                  Sale Proprietorship, UGMA,                  signature guaranteed, if required)
                        UTMA                                        must be signed by all persons
                                                                    required to sign for transactions,
                                                                    exactly as their names appear on
                                                                    the account and sent to your
                                                                    Investment Professional or the
                                                                    Transfer Agent.

                        Retirement account                          The account owner should complete a
                                                                    retirement distribution form.
                                                                    Contact your Investment Professional
                                                                    or call 1-800-422-6577.


                        Trust                                       The trustee must sign the letter
                                                                    indicating capacity as trustee. If
                                                                    the trustee's name is not on the
                                                                    account registration, provide a
                                                                    copy  of the trust document certified
                                                                    with the last 60 days.

                        Business or Organization                    At least one person authorized by corporate
                                                                    resolution to act on the account must sign
                                                                    the letter.

                        Executor, Administrator,                    Executor, Administrator,
                        Conservator/Guardian                        Conservator/Guardian
--------------------------------------------------------------------------------------------------------------------------

WIRE                    All account types except                    You must sign up for the wire
                        retirement                                  feature before using it.  To
                                                                    verify that it is in place,
                                                                    contact your Investment
                                                                    Professional or call 1-800-422-
                                                                    6577.   Minimum wire: $500.00.

                                                                    Your wire redemption request must
                                                                    be received by the Transfer Agent
                                                                    before 4:00 p.m. Eastern time for
                                                                    money to be  wired on the next business
                                                                    day.
--------------------------------------------------------------------------------------------------------------------------

INVESTOR SERVICES

BT Global Investors Funds provide a variety of services to help you manage your account.

INFORMATION SERVICES
STATEMENTS AND REPORTS that your Investment Professional or the Transfer Agent will send to you include the following:

o Confirmation statements (after every transaction that affects your account balance, distribution or your account registration)

o Account statements (quarterly)

o Financial reports (every six months)

To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the Fund. Call your Investment Professional if you need additional copies of financial reports.

TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Shares and buy Shares of other BT Global Investors Funds by telephone or in writing.

Note that exchanges out of a Fund may be limited to four per calendar year and that they may have tax consequences for you. For detail on policies and restrictions governing exchanges including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page ___.

SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account.

One easy way to pursue your financial goals is to invest money regularly. BT Global Investors Funds offer convenient services that let you transfer money into your fund account, or between fund accounts automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your Investment Professional for more information.

REGULAR INVESTMENT PLANS
SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A BT GLOBAL INVESTORS FUND

MINIMUM     MINIMUM        FREQUENCY               SETTING UP OR CHANGING
INITIAL     SUBSEQUENT

$1,000      $100           Monthly, bimonthly,     For a new account, complete
                           quarterly or semi-      the appropriate section on
                           annually                the application.
                                                   For existing accounts, call
                                                   your Investment Professional
                                                   for an application.
                                                   To change the amount or
                                                   frequency of your investment,
                                                   contact your Investment
                                                   Professional directly or call
                                                   1-800-422-6577.
                                                   Call at least 10 business
                                                   days prior to your next
                                                   scheduled investment date.

SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM ONE BT GLOBAL INVESTORS FUND TO ANOTHER (OR TO THE BT INVESTMENT MONEY MARKET FUND)

Minimum       Frequency                     Setting up or changing


$100          Monthly, quarterly,           To establish, call your
              semi-annually or              Investment Professional after
              annually                      both accounts are open
 .
                                            To change the amount or frequency of
                                            your investment, contact your
                                            Investment Professional directly or
                                            call 1-800-422-6577.  Call at least
                                            two business days prior to your next
                                            scheduled exchange date.

                                            The account from which the exchanges
                                            are  to be  processed  must  have  a
                                            minimum  balance  of  $10,000.   The
                                            account into which the
                                            exchange  is  being  processed  must
                                            have a minimum of $1,000.


                        SHAREHOLDER AND ACCOUNT POLICIES

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund distributes substantially all of its net income and capital gains to shareholders each year. Each Fund distributes capital gains annually. Normally, income dividends for each Fund are distributed quarterly.

DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive distributions. The Trust offers four options:

1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional Shares of the Fund. If you do not indicate a choice on your application you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional Shares of the Fund, but you will be sent a check for each dividend distribution.

3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.

4. AUTOMATIC DIVIDENDS PROGRAM. Your dividend and capital gain distributions be automatically invested in Shares of another BT Global Investors Fund (or the BT Investment Money Market Fund) as long as the minimums for that account are met.

If you select distribution option 2 or 3 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. You may change distribution option at anytime by notifying the Transfer Agent in writing.

FOR RETIREMENT ACCOUNTS, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash. If distributions from a retirement account for any taxable year following the year in which the participant reaches age 70 1/2 are less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the Internal Revenue Service (the "IRS"). The administrator, trustee or custodian of such a retirement account will be responsible for reporting distributions from such accounts to the IRS.

When each of the Funds deducts a distribution from its NAV, the reinvestment price is the applicable Fund's NAV at the close of business that day. Distribution checks will be mailed within seven days, or longer for a December ex-dividend date.

TAXES

As with any investment, you should consider how an investment in the Funds could affect you. Below are some of the Funds' tax implications. If your account is not a tax-deferred retirement account beware of these tax implications.

TAXES ON DISTRIBUTIONS. Distributions from the Funds are subject to federal income tax and may also be subject to state or local taxes. If living outside the United States, your distributions from the Funds could also be taxed by the country in which you reside.

For federal tax purposes, income and short-term capital gain distributions from each of the Funds are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.

Mutual fund dividends from U.S. government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.

Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

Every January, the Transfer Agent will send the IRS a statement showing the taxable distributions paid to you in the previous year.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, are subject to capital gains tax. A capital gain or loss is the difference between the cost of your Shares and the price you receive when you sell them.

Whenever you sell Shares of a Fund, the Transfer Agent will send you or your Investment Professional a confirmation statement showing how many Shares you sold and at what price. You also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.

"BUYING A DIVIDEND." If you buy Shares just before a Fund deducts a capital gain distribution or dividend distribution, as applicable, from its NAV, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution.

CURRENCY CONSIDERATIONS. If a Fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each of the Funds may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your Shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your Shares. The statement you receive in January will specify whether any distributions included a return of capital.

Undistributed net gains from currency transactions, if any, will generally be distributed as a separate dividend in December.

There are tax requirements that all Funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund may have to limit its investment activity in some types of instruments.

VALUATION DETAILS

THE FUNDS ARE OPEN FOR BUSINESS each day the NYSE is open. Each Fund's NAV is calculated as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time.

A FUND'S NAV is the value of a single Share. The NAV of each Fund is computed by dividing the value of the Fund's Assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities, allocable to the Advisor Class Shares by the total number of its Shares outstanding. Each Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by Bankers Trust pursuant to procedures adopted by the Portfolio's Board of Trustees. These procedures require Bankers Trust to value such a security at the same value as an equivalent security which is readily marketable and, in making such comparisons, to consider all relevant factors under applicable guidelines of the SEC.

WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a Fund to withhold 31% of your taxable distributions and redemptions.

YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE: Your Investment Professional or the Transfer Agent may only be liable for losses resulting from unauthorized transactions if they do not follow reasonable procedures designed to verify the identity of the caller. Your Investment Professional or the Transfer Agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call your Investment Professional or the Transfer Agent for instructions. Additional documentation may be required from corporations, associations and certain fiduciaries.

EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in Bankers Trust's opinion, they would disrupt management of a Fund.

WHEN YOU PLACE AN ORDER TO BUY SHARES, your Shares will be purchased at the next NAV or offering price, as applicable, calculated after your order is received and accepted by the Transfer Agent. Note the following:

o         All checks should be made payable to the specific Fund.

o All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

o The Funds do not accept third party checks, except those payable to an existing shareowner who is a natural person (not a corporation or partnership), credit cards or cash.

o When making a purchase with more than one check, each check must have a value of at least $50.

o Each Fund reserves the right to limit the number of checks processed at one time.

o If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees a Fund or the Transfer Agent has incurred.

o When purchase are made by check or periodic automatic investment, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

o Direct Purchases: You begin to earn dividends as of the first business day following the day the Fund receives payment.

o Automated Order Purchases: You begin to earn dividends as of the business day your order is received and accepted.

AUTOMATED ORDERS PURCHASE. Shares of the Funds can be purchased or sold through Investment Professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.

TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying Shares by bank wire, U.S. Postal money order, U.S. Treasury check, or Federal Reserve check.

WHEN YOU PLACE AN ORDER TO SELL SHARES, your Shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:

o Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a Fund it may take up to seven days to pay you.

o         Shares  of  the  Funds  will  earn  dividends   through  the  date  of
          redemption; however, Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.

o Each Fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected which can take up to seven business days.

o Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

THE TRANSFER AGENT RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge). The fee, which is payable to the Transfer Agent, is designed to offset in part the relatively higher costs of servicing smaller accounts.

IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, the Transfer Agent reserves the right to close your account and send the proceeds to you. Your Shares will be redeemed at the NAV on the day your account is closed.

THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

EXCHANGE LIMITATIONS

As a shareholder, you have the privilege of exchanging Shares of a Fund for Shares of other BT Global Investors Funds (or the BT Investment Money Market
Fund) at NAV. However, you should note the following:

o The Fund you are exchanging into must be registered for sale in your state.

o You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

o         Before exchanging into a Fund, read its Prospectus.

o         Exchanges   between  BT  Global  Investors  Funds  described  in  this
          prospectus  and  BT  Global   Investors   Funds   described  in  other
          prospectuses are restricted during the 90 days following purchase. Exchanges among BT Global Investors Funds described in this prospectus are permitted any time after purchase.

o         Exchanges may have tax consequences for you.

o Because excessive trading can hurt Fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.

o Each Fund reserves the right to refuse exchange purchases by any person or group if, in Bankers Trust's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

o Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund.

o Although the Funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The Funds reserve the right to terminate or modify the exchange privilege in the future on 60 days' notice to shareholders.

ADDITIONAL INFORMATION ABOUT THE TRUST AND PORTFOLIOS

Each Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. Each Fund (with the exception of the Equity 500 Index Fund) is a separate diversified series of BT Global Investors, a Massachusetts business trust. The Equity 500 Index Fund is separate diversified series of BT Pyramid Mutual Funds. Each Fund (with the exception of the Equity 500 Index Fund) offers two classes of Shares of beneficial interest, Advisor Class Shares and Institutional Class Shares. Each of U.S. Bond Index Portfolio, Equity 500 Equal Weighted Index Portfolio, Small Cap Index Portfolio, and EAFE Equity Index Portfolio is a separate diversified series of BT Investment Portfolios, a New York master trust fund. The Equity 500 Index Portfolio is a New York trust.

Each Portfolio (other than the Equity 500 Index Portfolio) is a separate subtrust (or "Series") of BT Investment Portfolios. Each Trust and BT Investment Portfolios reserves the right to add additional series in the future. The Trust also reserves the right to issue additional classes of Shares of each Fund.

The Trusts or a Portfolio may hold special meetings and mail proxy materials. These meetings may be called to elect or remove trustees, change fundamental policies, approve Portfolio's investment advisory agreement, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Each Trust's Transfer Agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on.

When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of one of the Funds or classes is required on any matter affecting only that Fund or class on which shareholders are entitled to vote. Shareholders of a Fund or class are not entitled to vote on Trust matters that do not affect that Fund or class, respectively, and do not require a separate vote of the Fund or class. All series of each Trust and all classes will vote together on certain matters, such as electing trustees or approving independent public auditors. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of that Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of that Trust's outstanding shares. Each Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

Each series of a Trust will vote separately on any matter involving the corresponding Portfolio. Shareholders of all of the series of a Trust will, however, vote together to elect Trustees of that Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes. The series of BT Investment Portfolios will vote together or separately on matters in the same manner, and in the same circumstances, as do the series of the Trusts. As with the Trusts, the investors in one or more series of BT Investment Portfolios could control the outcome of these votes.

The Trusts are each an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust of each of BT Investment Portfolios and the Equity 500 Index Portfolio provides that each Fund and other entities investing in a Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and a Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trusts believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds' investing in the Portfolios. No series of BT Investment Portfolios has any preference over any other series.

APPENDIX

The tables below shows the performance of the S&P 500, the Russell 2000, the Aggregate Bond Index and the EAFE Index for the ten years from 1984 through 1994. Stock prices fluctuated widely during the period but were higher at the end than at the beginning. The results shown should not be considered as a representation of the income or capital gain or loss which may be generated by the respective Index in the future. Nor should this be considered as a representation of the past or future performance of the Fund.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX*

                                PRICE
            YEAR END            CHANGES IN          DIVIDEND            TOTAL
YEAR        INDEX VALUE         INDEX FOR YEAR      REINVESTMENT        RETURN
1994        459.27              -1.54%              2.86%                1.36%
1993        466.45               7.06%              3.02%               10.08%
1992        435.69               4.46%              3.16%                7.62%
1991        417.09              26.31%              4.16%               30.47%
1990        330.22              -6.56%              3.46%               -3.10%
1989        353.40              27.25%              4.44%               31.69%
1988        277.72              12.40%              4.21%               16.61%
1987        247.08               2.03%              3.07%                5.10%
1986        242.17               14.62%             3.94%               18.56%
1985        211.28               26.33%             5.24%               31.57%
1984        167.24                1.40%             4.70%                6.10%

* Source: Standard & Poor's Corporation. Total returns for the S&P 500 include the change in price of S&P 500 stocks and assume reinvestment of all dividends paid by S&P 500 stocks.


                                   Appendix-1

LEHMAN BROTHERS AGGREGATE BOND INDEX

                                 PRICE
            YEAR END             CHANGES IN          DIVIDEND            TOTAL
YEAR        INDEX VALUE          INDEX FOR YEAR      REINVESTMENT        RETURN
1994        474.52                                                       -2.92%
1993        491.78                                                        9.75%
1992        439.21                                                        7.40%
1991        402.05                                                       16.00%
1990        332.79                                                        8.96%
1989        297.20                                                       14.53%
1988        246.81                                                        7.89%
1987        221.46                                                        2.76%
1986        212.84                                                       15.26%
1985        171.41                                                       22.10%
1984        122.28                                                       15.15%

RUSSELL 2000 SMALL STOCK INDEX

                                 PRICE
            YEAR END             CHANGES IN          DIVIDEND            TOTAL
YEAR        INDEX VALUE          INDEX FOR YEAR      REINVESTMENT        RETURN

1994        250.36                                                        -2.43%
1993        258.59                                                        13.36%
1992        221.01                                                         7.77%
1991        189.94                                                        51.19%
1990        132.20                                                       -17.41%
1989        168.31                                                        20.17%
1988        147.36                                                        20.37%
1987        120.42                                                       -10.48%
1986        135.00                                                         3.58%
1985        129.87                                                        30.97%
1984        101.49                                                       -15.83%


                                   Appendix-2

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

                                 PRICE
            YEAR END             CHANGES IN          DIVIDEND            TOTAL
YEAR        INDEX VALUE          INDEX FOR YEAR      REINVESTMENT        RETURN

1994        1037.86                                                        8.06%
1993         976.90                                                       32.95%
1992         748.20                                                      -11.86%
1991         868.90                                                       12.48%
1990         791.50                                                      -23.16%
1989        1047.90                                                       10.78%
1988         954.00                                                       28.57%



BT0456I






                                   Appendix-3

BT0466D
STATEMENT OF
ADDITIONAL INFORMATION
              , 1995

BT GLOBAL INVESTORS -- ADVISORS CLASS SHARES

U.S. BOND INDEX FUND
EQUITY 500 EQUAL WEIGHTED INDEX FUND
SMALL CAP INDEX FUND
EAFE EQUITY INDEX FUND
BT INVESTMENT EQUITY 500 INDEX FUND


BT Global Investors (the "Trust") is comprised of ten funds. The funds listed above (with the exception of BT Investment Equity 500 Index Fund) (each, a "Fund") are each a series of the Trust and offers two classes of shares (each a "Class" and collectively the "Classes"). This Statement of Additional Information describes the Advisor Class Shares. BT Investment Equity 500 Index Fund (the "Equity 500 Index Fund") is a series of the BT Pyramid Mutual Funds (together with the Trust, the "Trusts").

         TABLE OF CONTENTS

         Risk Factors and Certain Securities and Investment Practices . . .
         Performance Information  . . . . . . . . . . . . . . . . . . . . .
         Valuation of Securities; Redemptions and Purchases in Kind . . . .
         Management of the Trusts and the Portfolios  . . . . . . . . . . .
         Organization of the Trusts . . . . . . . . . . . . . . . . . . . .
         Taxation . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Financial Statements . . . . . . . . . . . . . . . . . . . . . . .
         Appendix . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

As described in the Prospectus, the Trusts seek to achieve the investment objectives of each Fund by investing all the investable assets ("Assets") of the Fund in a diversified open-end management investment company (or a series thereof) having the same investment objectives as such Fund. These investment companies are, respectively, Equity 500 Index Portfolio and BT Investment Portfolios. U.S. Bond Index Portfolio, Equity 500 Equal Weighted Index Portfolio, Small Cap Index Portfolio and EAFE Equity Index Portfolio are each a series of BT Investment Portfolios.

Since the investment characteristics of the Funds will correspond directly to those of the respective Portfolio in which the Fund invests all of its Assets, the following is a discussion of the various investments of and techniques employed by the Portfolios.

Shares of the Funds are sold by Signature Broker-Dealer Services, Inc. ("Signature"), the Trusts' Distributor, to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolios' Adviser, and to clients and customers of other organizations.

The Trusts' Prospectus for the Funds is dated           , 1995.  The Prospectus
provides the basic information investors should know before investing and may be obtained without charge by calling the Trust at the telephone number listed below or by contacting your Investment Professional. This Statement of Additional Information, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trusts and should be read in conjunction with the Funds' Prospectus. This Statement of Additional Information is not an offer of any Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Fund's Prospectus.








                             BANKERS TRUST COMPANY
             INVESTMENT ADVISER OF EACH PORTFOLIO AND ADMINISTRATOR
                     SIGNATURE BROKER-DEALER SERVICES, INC.
                                  DISTRIBUTOR

    6 St. James Avenue        Boston, Massachusetts 02116    (800) 422-6577

          RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES

                             INVESTMENT OBJECTIVES

The investment objective(s) of each Fund is described in that Fund's Prospectus. There can, of course, be no assurance that any Fund will achieve its investment objective(s).

                              INVESTMENT PRACTICES

Each Fund seeks to achieve its investment objective by investing all of its Assets in the corresponding Portfolio. The Trusts may withdraw a Fund's investment from the corresponding Portfolio at any time if the Board of Trustees of the respective Trust determines that it is in the best interests of the Fund to do so.

Since the investment characteristics of each Fund will correspond directly to those of the corresponding Portfolio, the following is a discussion of the various investments of and techniques employed by each Portfolio.

CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix to this Statement of Additional Information.

ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

The Adviser will monitor the liquidity of Rule 144A securities in each Portfolio's portfolio under the supervision of the Portfolio's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security and (iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

LENDING OF PORTFOLIO SECURITIES. Each Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Portfolio will not lend securities to Bankers Trust, Signature or their affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees of the Portfolio must terminate the loan and regain the right to vote the securities.

SHORT-TERM INSTRUMENTS. When a Portfolio experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Portfolio's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S dollars or in foreign currencies.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each Portfolio may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, each Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Portfolio may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

EQUITY INVESTMENTS. The Portfolios may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure.

SWAP AGREEMENTS. Swap agreements are contracts entered into by two parties, primarily institutional investors, for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. The notional amount of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Portfolio's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Portfolio's portfolio.

The use of swap agreements will be successful in furthering its investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Portfolio will enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio's repurchase agreement guidelines. Certain restrictions imposed on the Portfolios by the Internal Revenue Code may limit the Portfolios' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (the "CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission (the "CFTC") effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by eligible participants, which includes the following, provided the participant's total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the Investment Company Act of 1940, as amended (the "1940 Act"), commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have asset exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a "safe harbor" for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that: (i) have individually tailored terms; (ii) lack exchange style offset and the use of a clearing organization or margin system; (iii) are undertaken in conjunction with a line of business; and (iv) are not marketed to the public.

REVERSE REPURCHASE AGREEMENTS. The Portfolios may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time a Portfolio enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government
Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by a Portfolio.

WARRANTS. Warrants entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

CONVERTIBLE SECURITIES. Convertible securities may be a debt security or preferred stock which may be converted into common stock or carries the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any GNMA guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

The Ginnie Mae Certificates in which the U.S. Bond Index Portfolio will invest will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed-rate level payment mortgage loans; (ii) fixed-rate graduated payment mortgage loans; (iii) fixed-rate growing equity mortgage loans; (iv) fixed-rate mortgage loans secured by manufactured (mobile) homes;
(v) mortgage loans on multifamily  residential  properties  under  construction;
(vi) mortgage loans on completed multifamily projects; (vii) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to four-family housing units.

FANNIE MAE CERTIFICATES. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of FNMA are not backed by the full faith and credit of the U.S. Government.

Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (I.E., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed-rate level payment mortgage loans; (ii) fixed-rate growing equity mortgage loans; (iii) fixed-rate graduated payment mortgage loans; (iv) variable rate mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed-rate and adjustable mortgage loans secured by multifamily projects.

FREDDIE MAC CERTIFICATES. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. Government.

Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participating interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

ADJUSTABLE RATE MORTGAGES - INTEREST RATE INDICES. Adjustable rate mortgages in which the U.S. Bond Index Portfolio invests may be adjusted on the basis of one of several indices. The One Year Treasury Index is the figure derived from the average weekly quoted yield on U.S. Treasury Securities adjusted to a constant maturity of one year. The Cost of Funds Index reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona, California and Nevada (the "FHLB Eleventh

District") that are member institutions of the Federal Home Loan Bank of San Francisco (the "FHLB of San Francisco"), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds Index on the last working day of the month following the month in which the cost of funds was incurred.

A number of factors affect the performance of the Cost of Funds Index and may cause the Cost of Funds Index to move in a manner different from indices based upon specific interest rates, such as the One Year Treasury Index. Because of the various origination dates and maturities of the liabilities of members of the FHLB Eleventh District upon which the Cost of Funds Index is based, among other things, at any time the Cost of Funds Index may not reflect the average prevailing market interest rates on new liabilities of similar maturities. There can be no assurance that the Cost of Funds Index will necessarily move in the same direction or at the same rate as prevailing interest rates since as longer term deposits or borrowings mature and are renewed at market interest rates, the Cost of Funds Index will rise or fall depending upon the differential between the prior and the new rates on such deposits and borrowings. In addition, dislocations in the thrift industry in recent years have caused and may continue to cause the cost of funds of thrift institutions to change for reasons unrelated to changes in general interest rate levels. Furthermore, any movement in the Cost of Funds Index as compared to other indices based upon specific interest rates may be affected by changes instituted by the FHLB of San Francisco in the method used to calculate the Cost of Funds Index. To the extent that the Cost of Funds Index may reflect interest changes on a more delayed basis than other indices, in a period of rising interest rates, any increase may produce a higher yield later than would be produced by such other indices, and in a period of declining interest rates, the Cost of Funds Index may remain higher than other market interest rates which may result in a higher level of principal prepayments on mortgage loans which adjust in accordance with the Cost of Funds Index than mortgage loans which adjust in accordance with other indices.

LIBOR, the London interbank offered rate, is the interest rate that the most creditworthy international banks dealing in U.S. dollar-denominated deposits and loans charge each other for large dollar-denominated loans. LIBOR is also usually the base rate for large dollar-denominated loans in the international market. LIBOR is generally quoted for loans having rate adjustments at one, three, six or twelve month intervals.

ASSET-BACKED SECURITIES. The asset-backed securities in which the U.S. Bond Index Portfolio may invest are limited to those which are readily marketable, dollar-denominated and rated BBB or higher by Standard & Poor's Corporation ("S&P") or Baa or higher by Moody's Investors Services, Inc. ("Moody's").
Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES--TYPES OF CREDIT SUPPORT. The mortgage-backed securities in which the U.S. Bond Index Portfolio may invest are limited to those relating to residential mortgages. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The U.S. Bond Index Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

STRIPPED MORTGAGE-BACKED SECURITIES. The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

FOREIGN SECURITIES: SPECIAL CONSIDERATIONS CONCERNING HONG KONG, MALAYSIA, SINGAPORE AND JAPAN. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

Hong Kong's impending return to Chinese dominion in 1997 has not initially had a positive effect on its economic growth which was vigorous in the 1980s. However, authorities in Beijing have agreed to maintain a capitalist system for 50 years that, along with Hong Kong's economic growth, continued to further strong stock market returns. In preparation for 1997, Hong Kong has to develop trade with China, where it is the largest foreign investor, while also maintaining its longstanding export relationship with the United States. Spending on infrastructure improvements is a significant priority of the colonial government while the private sector continues to diversify abroad based on its position as an established international trade center in the Far East.

The Hong Kong stock market is undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations.

The Malaysian economy continued to perform well, growing at an average annual rate of 9% from 1987 through 1991. This placed Malaysia as one of the fastest growing economies in the Asian-Pacific region. Malaysia has become the world's third-largest producer of semiconductor devices (after the US and Japan) and the world's largest exporter of semiconductor devices. More remarkable is the country's ability to achieve rapid economic growth with relative price stability (2% inflation over the past five years) as the government followed prudent fiscal/monetary policies. Malaysia's high export dependence level leaves it vulnerable to a recession in the Organization for Economic Cooperation and Development countries or a fall in world commodity prices.

Singapore has an open entrepreneurial economy with strong service and manufacturing sectors and excellent international trading links derived from its entrepot history. During the 1970's and early 1980's, the economy expanded rapidly, achieving an average annual growth rate of 9%. Per capita GDP is among the highest in Asia. Singapore holds a position as a major oil refining and services center.

Investing in Japanese securities may involve the risks associated with investing in foreign securities generally. In addition, because it invests in Japan, the EAFE Equity Index Portfolio will be subject to the general economic and political conditions in Japan.

Share prices of companies listed on Japanese stock exchanges and on the Japanese OTC market reached historical peaks (which were later referred to as the "bubble") as well as historically high trading volumes in 1989 and 1990. Since then, stock prices in both markets decreased significantly, with listed stock prices reaching their lowest levels in the third quarter of 1992 and OTC stock prices reaching their lowest levels in the fourth quarter of 1992. During the period from January 1, 1989 through December 31, 1994, the highest Nikkei stock average and Nikkei OTC average were 38,915.87 and 4,149.20, respectively, and the lowest for each were 14,309.41 and 1,099.32, respectively. There can be no assurance that additional market corrections will not occur.

The common stocks of many Japanese companies continue to trade at high price earnings ratios in comparison with those in the United States, even after the recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.

Since the EAFE Equity Index Portfolio invests in securities denominated in yen, changes in exchange rates between the U.S. dollar and the yen affect the U.S. dollar value of the EAFE Equity Index Portfolio's assets. Such rate of exchange is determined by forces of supply and demand on the foreign exchange markets. These forces are in turn affected by the international balance of payments and other economic, political and financial conditions, government intervention, speculation and other factors.

Japanese securities held by the EAFE Equity Index Portfolio are not registered with the SEC nor are the issuers thereof subject to its reporting requirements. There may be less publicly available information about issuers of Japanese securities than about U.S. companies and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Although the Japanese economy has grown substantially over the past four decades, recently the rate of growth had slowed substantially. During 1991, 1992 and 1993, the Japanese economy grew at rates of 4.3%, 1.1% and 0.1%, respectively, as measured by real gross domestic product.

Japan's success in exporting its products has generated a sizeable trade surplus. Such trade surplus has caused tensions at times between Japan and some of its trading partners. In particular, Japan's trade relations with the United States have recently been the subject of discussion and negotiation between the two nations. The United States has imposed certain measures designed to address trade issues in specific industries. These measures and similar measures in the future may adversely affect the performance of the EAFE Equity Index Portfolio.

Japan's economy has typically exhibited low inflation and low interest rates. There can be no assurance that low inflation and low interest rates will continue, and it is likely that a reversal of such factors would adversely affect the Japanese economy. Moreover, the Japanese economy may differ, favorably or unfavorably, from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

Japan has a parliamentary form of government. In 1993 a coalition government was formed which, for the first time since 1955, did not include the Liberal Democratic Party. Since mid-1993, there have been several changes in leadership in Japan. What, if any, effect the current political situation will have on prospective regulatory reforms of the economy in Japan cannot be predicted. Recent and future developments in Japan and neighboring Asian countries may lead to changes in policy that might adversely affect the EAFE Equity Index Portfolio.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

GENERAL. The successful use of such instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

Successful use of the futures contract and related options are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or currency in the Portfolio. Successful use of futures or options contracts is further dependent on Bankers Trust's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgement will be correct. Successful use of options on securities or stock indices are subject to similar risk considerations. In addition, by writing covered call options, the Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying securities above the options exercise price.

FUTURES CONTRACTS. Each Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies, or contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. Each Portfolio may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Portfolio may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.

At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

The purpose of the acquisition or sale of a futures contract, in the case of a Portfolio which holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities.

Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt security in the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent a Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolios, if the Adviser's investment judgment about the general direction of interest rates is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if a Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS. Each Portfolio may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the underlying security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The Board of Trustees of each Portfolio has adopted the requirement that futures contracts and options on futures contracts be used only as a hedge and not for speculation. In addition to this requirement, the Board of Trustees of each

Portfolio has also adopted a restriction that the Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Portfolio.

OPTIONS ON FOREIGN CURRENCIES. The EAFE Equity Index Portfolio may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the EAFE Equity Index Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The EAFE Equity Index Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the EAFE Equity Index Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The EAFE Equity Index Portfolio intends to write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities and other high quality liquid debt securities in a segregated account with its custodian.

The EAFE Equity Index Portfolio also intends to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio collateralizes the option by maintaining in a segregated account with its custodian, cash or U.S. Government securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. Unlike transactions entered into by a Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Portfolio's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Portfolio will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions  also  could be  adversely  affected  by:  (i) other  complex  foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

OPTIONS ON SECURITIES. Each Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.

When a Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When a Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

A Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio, may make a "closing sale transaction" which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When a Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

A Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

A Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's portfolio securities. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

Each Portfolio has adopted certain other nonfundamental policies concerning option transactions which are discussed below. The Portfolio's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

A Portfolio may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolios' Trustees.

OPTIONS ON SECURITIES INDICES. In addition to options on securities, each Portfolio may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

EAFE Equity Index Portfolio may, to the extent allowed by Federal and state securities laws, invest in securities indices instead of investing directly in individual foreign securities.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Adviser believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Portfolio's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Because each Portfolio may buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, each Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Portfolio either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by a Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Each Portfolio maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Each Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, a Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Portfolio's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject a Portfolio to certain risks.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a
Portfolio  may not  always  be able  to  enter  into  foreign  currency  forward contracts
at attractive prices and this will limit the Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

RATING SERVICES

The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, Bankers Trust also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require a Fund to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in the Funds' Prospectus is set forth in the Appendix herein.

INVESTMENT RESTRICTIONS

The following investment restrictions are "fundamental policies" of each Fund and each Portfolio and may not be changed with respect to the Fund or the Portfolio without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or of the total beneficial interests of the Portfolio) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of a Portfolio, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by that Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

As a matter of fundamental policy, no Portfolio (or Fund) may (except that no investment restriction of a Fund shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objectives):

         (1) borrow  money or mortgage or  hypothecate  assets of the  Portfolio
(Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio's (Fund's) assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause
(i) under the caption "State and Federal Restrictions" below (as an operating policy, the Portfolios may not engage in dollar roll transactions);

         (2) underwrite securities issued by other persons except insofar as the Portfolios (Trust or the Funds) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately (under current regulations, the Portfolio's (Fund's) fundamental policy with respect to 20% risk weighing for financial institutions prevent the Portfolio (Fund) from engaging in securities lending);

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Trust) may hold and sell, for the Portfolio's (Fund's) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);

         (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Portfolio's (Fund's) investment objective(s), up to 25% of its total assets may be invested in any one industry; and

         (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

STATE AND FEDERAL RESTRICTIONS. In order to comply with certain state and Federal statutes and policies each Portfolio (or the Trust, on behalf of each Fund) will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objectives):

           (i) borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Portfolio's (Fund's) total assets (taken at cost), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its total assets;

          (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

         (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

          (iv) sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Portfolio (Fund), and the value of securities of any one issuer in which the Portfolio (Fund) is short exceeds the lesser of 2.0% of the value of the Portfolio's (Fund's) net assets or 2.0% of the securities of any class of any U.S. issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities of the Portfolio (Fund) contemporaneously owns or has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (the Portfolios (Funds) have no current intention to engage in short selling);

          (v) invest for the purpose of exercising control or management;

          (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers;

                           (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund); provided further that, except in the case of a merger or consolidation, the Portfolio (Fund) shall not purchase any securities of any open-end investment company unless the Portfolio (Fund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and
                           (2) incurs no sales charge in connection with the investment;

          (vii) invest more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) in securities (excluding Rule 144A securities) that are restricted as to resale under the 1933 Act;

          (viii) invest more than 15% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) in (a) securities (including Rule 144A securities) that are restricted as to resale under the 1933 Act, and (b) securities that are issued by issuers which (including predecessors) have been in operation less than three years (other than U.S. Government securities), provided, however, that no more than 5% of the Portfolio's (Fund's) total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;

          (ix) with respect to 75% of the Portfolio's (Fund's) total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio (Fund) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

          (x) with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. Government securities) of any one issuer;

          (xi) invest in securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Portfolio (Trust), or is an officer or partner of the Adviser, if after the purchase of the securities of such issuer for the Portfolio (Fund) one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

          (xii) invest in warrants (other than warrants acquired by the Portfolio (Fund) as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's (Fund's) net assets or if, as a result, more than 2% of the Portfolio's (Fund's) net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws;

          (xiii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the Investment Practices of the Portfolio (Fund) and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Portfolio's (Fund's) net assets; (c) the securities subject to the exercise of the call written by the Portfolio (Fund) must be owned by the Portfolio
                           (Fund) at the time the call is sold and must continue to be owned by the Portfolio (Fund) until the call has been exercised, has lapsed, or the Portfolio
                           (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's (Fund's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio (Fund) establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Portfolio
                           (Fund) will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

          (xiv) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and:
                           (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's (Fund's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's (Fund's) total assets.

There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

Each Fund will comply with the state securities laws and regulations of all states in which it is registered. Each Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of a Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for a Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for a Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio may determine, the Adviser may consider sales of shares of the Trust and of other investment company clients of Bankers Trust as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market and statistical information from brokers and dealers can be useful to a Portfolio and to the Adviser, it is the opinion of the management of the Portfolios that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolios, and not all such information is used by the Adviser in connection with the Portfolios. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolios.

In certain instances there may be securities which are suitable for a Portfolio as well as for one or more of the Adviser's other clients. Investment decisions for a Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Portfolio is concerned. However, it is believed that the ability of a Portfolio to participate in volume transactions will produce better executions for the Portfolio.

For the years ended December 31, 1994 and 1993, Equity 500 Index Portfolio paid brokerage commissions in the amount of $97,069 and $63,408, respectively.

                            PERFORMANCE INFORMATION

                        STANDARD PERFORMANCE INFORMATION

From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

         YIELD: Yields for a Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purpose of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

         Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         TOTAL RETURN: A Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

         PERFORMANCE RESULTS: Any total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the corresponding Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund and the corresponding Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                         COMPARISON OF FUND PERFORMANCE

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for a Fund's performance information could include the following:

ASIAN WALL STREET JOURNAL, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CHANGING  TIMES,  THE  KIPLINGER   MAGAZINE,   a  monthly  investment   advisory
publication  that  periodically   features  the  performance  of  a  variety  of
securities.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL TIMES, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

GLOBAL  INVESTOR,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

INVESTOR'S DAILY, a daily newspaper that features financial, economic and business news.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

MORNINGSTAR INC., a publisher of financial information and mutual fund research.


NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

VALUE LINE, a biweekly publication that reports on the largest 15,000 mutual funds.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

WEISENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

WORKING WOMEN, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

           VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND

Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

Securities for which market quotations are not available are valued by Bankers Trust pursuant to procedures adopted by each Portfolio's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

                  type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

To the extent that a Portfolio purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser of the Portfolio will value such securities based upon all relevant factors as outlined in FRR 1.

The Trust, on behalf of each Fund, and each Portfolio reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, or the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund, and each Portfolio have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund and each Portfolio are obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund or the Portfolio, as the case may be, at the beginning of the period.

Each Portfolio has agreed to make a redemption in kind to the corresponding Fund whenever the Fund wishes to make a redemption in kind and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of the corresponding Portfolio and in no case will they receive a security issued by the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals which are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.

Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Bankers Trust, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

                   MANAGEMENT OF THE TRUST AND THE PORTFOLIOS

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds or
Portfolios they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds/Portfolios and review the Funds' performance.

The Trustees and officers of the Trusts and Portfolios and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated, the address of each Trustee and officer is 6 St. James Avenue, Boston, Massachusetts.

                      TRUSTEES OF THE BT GLOBAL INVESTORS

HARRY VAN BENSCHOTEN -- Trustee; retired (since 1987); Corporate Vice President, Newmont Mining Corporation (prior to 1987). His address is 105 Seminary Street, New Canaan, Connecticut 06840.

PHILIP W. COOLIDGE* -- President and Trustee; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. ("SFG") (since December, 1988) and Signature (since April, 1989).

MARTIN J. GRUBER -- Trustee; Chairman of the Finance Department and Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964).

BRUCE E. LANGTON -- Trustee; Retired; Director, Adela Investment Co. and University Patents, Inc.; formerly Assistant Treasurer of IBM Corporation (until
1986). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

                      TRUSTEES OF BT PYRAMID MUTUAL FUNDS

HARRY VAN BENSCHOTEN -- Trustee; retired (since 1987); Corporate Vice President, Newmont Mining Corporation (prior to 1987). His address is 105 Seminary Street, New Canaan, Connecticut 06840.

MARTIN J. GRUBER -- Trustee; Chairman of the Finance Department and Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964).

KELVIN J. LANCASTER -- Trustee; Professor, Department of Economics, Columbia University. His address is 35 Claremont Avenue, New York, New York 10027.

PHILIP W. COOLIDGE* -- President and Trustee; Chairman, Chief Executive Officer and President, SFG (since December, 1988) and Signature (since April, 1989).

                           TRUSTEES OF THE PORTFOLIOS

PHILIP SAUNDERS, JR. -- Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

CHARLES P. BIGGAR -- Trustee; Retired; Director of Chase/NBW Bank Advisory Board; Director, Batemen, Eichler, Hill Richards Inc.; formerly Vice President of International Business Machines and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL -- Trustee; Retired; Director, Coutts & Co. Group, Coutts & Co. (U.S.A.) International; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

RICHARD J.  HERRING --  Trustee;  Professor,  Finance  Department,  The  Wharton
School,  University  of  Pennsylvania.   His  address  is  The  Wharton  School,
University of

Pennsylvania   Finance   Department,    3303   Steinberg   Hall/Dietrich   Hall,
Philadelphia, Pennsylvania 19104.

PHILIP W. COOLIDGE* -- President and Trustee; Chairman, Chief Executive Officer and President, SFG (since December, 1988) and Signature (since April, 1989).

                     OFFICERS OF THE TRUSTS AND PORTFOLIOS

Unless otherwise specified, each officer listed below holds the same position with each Trust and each Portfolio.

JOHN R. ELDER - Treasurer; Vice President, SFG (since April, 1995); Treasurer, Phoenix Family of Mutual Funds (prior to April, 1995); Audit Manager, Price Waterhouse (prior to 1983).

DAVID G. DANIELSON -- Assistant  Treasurer;  Assistant Manager,  SFG (since May,
1991);  Graduate  Student,  Northeastern  University (from April, 1990 to March,
1991);  Tax  Accountant & Systems  Analyst,  Putnam  Companies  (prior to March,
1990).

JAMES S. LELKO, JR. -- Assistant Treasurer; Assistant Manager, SFG (since January 1993); Senior Tax Compliance Accountant, Putnam Investments (prior to December 1992).

BARBARA M. O'DETTE -- Assistant Treasurer; Assistant Treasurer, SFG (since December, 1988) and Signature (since April, 1989); Administrative Controller, Massachusetts Financial Services Company (prior to December, 1988).

DANIEL E. SHEA -- Assistant  Treasurer;  Assistant Manager,  SFG (since November
1993); Supervisor and Senior Technical Advisor, Putnam Investments (prior to November 1993).

THOMAS M. LENZ -- Secretary; Vice President and Associate General Counsel, SFG (since November, 1989); Assistant Secretary, Signature (since February, 1991); Attorney, Ropes & Gray (prior to November, 1989).

LINDA T. GIBSON -- Assistant Secretary; Legal Counsel and Assistant Secretary, SFG (since May, 1992); Assistant Secretary, Signature (since October, 1992); student, Boston University School of Law (September, 1989 to May, 1992); Product Manager, SFG (January, 1989 to September, 1989).

MOLLY S. MUGLER -- Assistant Secretary; Legal Counsel and Assistant Secretary, SFG (since December, 1988); Assistant Secretary, Signature (since April, 1989).

ANDRES E. SALDANA -- Assistant  Secretary;  Legal Counsel,  SFG (since November,
1992); Assistant Secretary, Signature (since September, 1993); Attorney, Ropes & Gray (September, 1990 to November, 1992); law student, Yale Law School (September, 1987 to May, 1990).

Messrs. Coolidge,  Danielson,  Elder, Lelko, Lenz, Saldana and Shea and
Mss. Gibson, Mugler and O'Dette also hold similar positions for other investment companies for which Signature or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trusts or the Portfolios. No director, officer or employee of Signature or any of its affiliates will receive any compensation from the Trusts or the Portfolios for serving as an officer or Trustee of the Trusts or the Portfolios. Each Portfolio and International Equity, Capital Appreciation, Cash Management, Treasury Money, Tax Free Money, NY Tax Free Money, Utility, Short/Intermediate U.S. Government Securities, Intermediate Tax Free, Asset Management and BT Investment Portfolios (together with the Trusts, the "Fund Complex") collectively pay each Trustee who is not a director, officer or employee of the Adviser, the Distributor, the Administrator or any of their affiliates an annual fee of $10,000, respectively, per annum plus $500, respectively, per meeting attended and reimburses them for travel and out-of-pocket expenses.

For the year ended December 31, 1994, the BT Investment Equity 500 Index Fund accrued Trustees fees equal to $2,059. For the year ended December 31, 1994, the Equity 500 Index Portfolio accrued Trustees fees of $2,059.

Bankers Trust reimbursed the BT Investment Equity 500 Index Fund and Equity 500 Index Portfolio for a portion of its their Trustees fees for the period above. See "Investment Adviser" and "Administrator" below.

As of [ ], 1995, the Trustees and officers of the Trusts and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or Trust (all series taken together).

                               INVESTMENT ADVISER

Under the terms of each Portfolio's investment advisory agreement with Bankers Trust (the "Advisory Agreement"), Bankers Trust manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. Bankers Trust will: (i) act in strict conformity with each Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage each Portfolio in accordance with the Portfolio's investment objectives, restrictions and policies; (iii) make investment decisions for each Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of each Portfolio.

Bankers Trust bears all expenses in connection with the performance of services under each Advisory Agreement. The Trust and each Portfolio bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or the Portfolio who are not officers, directors or employees of Bankers Trust, Signature or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.

For the years ended December 31, 1994 and 1993, Bankers Trust accrued $428,346 and $74,893, respectively, in compensation for investment advisory services provided to the Equity 500 Index Portfolio. During the same periods, Bankers Trust reimbursed $249,230 and $72,112, respectively, to the Portfolio to cover expenses.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolios, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolios that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolios, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

The Advisor Class Shares' prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees. Such waivers by Bankers Trust shall stay in effect for at least 12 months.

ADMINISTRATOR

Under the administration and services agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trusts and the Portfolios reasonably deem necessary for the proper administration of the Trusts or the Portfolios. Bankers Trust will: generally assist in all aspects of each class of shares of each Funds' and Portfolios' operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to a sub-administration agreement (the "Sub-Administration Agreement"), Signature performs such sub-administration duties for the Trusts and the Portfolios as from time to time may be agreed upon by Bankers Trust and Signature. The Sub-Administration Agreement provides that Signature will receive such compensation as from time to time may be agreed upon by Signature and Bankers Trust. All such compensation will be paid by Bankers Trust.

For the years ended December 31, 1994 and 1993, Bankers Trust accrued $447,359 and $4,277, respectively in compensation for administrative and other services provided to BT Investment Equity 500 Index Fund. During the same periods, Bankers Trust reimbursed $341,939 and $24,566, respectively, to BT Investment Equity 500 Index Fund to cover expenses.

For the years ended December 31, 1994 and 1993, Bankers Trust received $214,173 and $37,446, respectively, in compensation for administrative and other services provided to the Equity 500 Index Portfolio.

Bankers Trust has agreed that if in any fiscal year the aggregate expenses of any Fund and its respective Portfolio (including fees pursuant to the Advisory Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over a Fund or Class, Bankers Trust will reimburse that Fund for the excess expense to the extent required by state law. As of the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to any Fund or Class is 2.50% of the Fund's or Class' first $30 million of average annual net assets, 2.00% of the next $70 million of average annual net assets and 1.50% of the remaining average annual net assets.

CUSTODIAN AND TRANSFER AGENT

Bankers Trust, 280 Park Avenue, New York, New York 10017, serves as Custodian for the Trusts and for the Portfolios pursuant to the administration and services agreements. As Custodian, it holds the Funds' and each Portfolio's assets. Bankers Trust also serves as transfer agent of the Trusts and of each Portfolio pursuant to the respective administration and services agreement. Under its transfer agency agreement with the Trusts, Bankers Trust maintains the shareholder account records for each Class of shares of each Fund, handles certain communications between shareholders and the Trusts and causes to be distributed any dividends and distributions payable by the Trusts. Bankers Trust may be reimbursed by the Funds or the Portfolios for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

USE OF NAME

The Trusts and Bankers Trust have agreed that each Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the

Portfolios. The Trusts have acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

Each Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for each Trust, but there would be no other material effect on the Trusts, their shareholders or activities.

BANKING REGULATORY MATTERS

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolios contemplated by the Advisory Agreements and other activities for the Funds and the Portfolios described in the Prospectuses and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trusts and the Portfolios. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trusts and each Portfolio. Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105 acts as Independent Accountants of the Trusts and each Portfolio.

                           ORGANIZATION OF THE TRUSTS

Shares of each Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of each Trust. However, each Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the respective Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or a Trustee. The Declaration of Trust provides for indemnification from each Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of each Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which each Trust itself would be unable to meet its obligations, a possibility that a Trust believes is remote. Upon payment of any liability incurred by a Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the respective Trust. The Trustees intend to conduct the operations of each Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of that Trust.

                                    TAXATION

                             TAXATION OF THE FUNDS

The Trusts intend to qualify annually and to elect each Fund to be treated as a regulated investment company under the Code.

To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, in the case of the Fund,
(i) stock or securities; (ii) options, futures, and forward contracts (other than those on foreign currencies); and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than three months (the 30% Limitation"); (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (d) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

As a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of: (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (ii) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and
(iii) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Each Fund shareholder will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income status of his dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisers as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded from Federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund. To the extent that the Fund earns taxable net investment income, the Fund intends to designate as taxable dividends the same percentage of each dividend as its taxable net investment income bears to its total net investment income earned. Therefore, the percentage of each dividend designated as taxable, if any, may vary.

FOREIGN SECURITIES. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the EAFE Equity Index Portfolio's assets to be invested in various countries will vary.

If the EAFE Equity Index Portfolio is liable for foreign taxes, and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, such as the corresponding Fund, which have invested in the Portfolio. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the corresponding Fund's shareholders, and such Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each such Fund shareholder will be notified after the close of the Portfolio's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Portfolio on the sale of foreign securities will be treated as U.S.source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

                                 DISTRIBUTIONS

Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. Federal tax status of distributions.

                           TAXATION OF THE PORTFOLIOS

The Portfolios are not subject to Federal income taxation. Instead, the Fund and other investors investing in a Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

Distributions received by a Fund from the corresponding Portfolio generally will not result in the Fund recognizing any gain or loss for Federal income tax purposes, except that: (i) gain will be recognized to the extent that any cash distributed exceeds the Fund's basis in its interest in the Portfolio prior to the distribution; (ii) income or gain may be realized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio; and (iii) loss may be recognized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and consists solely of cash and/or unrealized receivables. A Fund's basis in its interest in the corresponding Portfolio generally will equal the amount of cash and the basis of any property which the Fund invests in the Portfolio, increased by the Fund's share of income from the Portfolio, and decreased by the amount of any cash distributions and the basis of any property distributed from the Portfolio.

                                 SALE OF SHARES

Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Class of the Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of a Class' shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

                           FOREIGN WITHHOLDING TAXES

Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

                               BACKUP WITHHOLDING

A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                              FOREIGN SHAREHOLDERS

The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                 OTHER TAXATION

Each Trust is organized as a Massachusetts business trust and, under current law, neither the Trusts nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The investment by each Fund in the corresponding Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

BT Investment Portfolios and Equity 500 Index Portfolio are each a New York master trust fund. Each Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts.

Fund shareholders may be subject to state and local taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                              FINANCIAL STATEMENTS

The Statement of Assets and Liabilities and report of Independent Accountants for each Fund and Portfolio, except the BT Investment Equity 500 Index Fund and Equity 500 Index Portfolio, are attached hereto.

The following financial statements for the BT Investment Equity 500 Index Fund and Equity 500 Index Portfolio are incorporated herein by reference from its current reports to shareholders filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. A copy of each such report will be provided, without charge, to each person receiving this Statement of Additional Information.

         BT INVESTMENT EQUITY 500 INDEX FUND
                  Statement  of  Assets  and  Liabilities,   December  31,  1994
                  Statement of Operations for the Year Ended December 31, 1994 Statement of Changes in Net Assets for the Years Ended
                    December 31, 1994 and 1993
                  Financial  Highlights:  Selected Ratios and Supplemental  Data
                    for Each of the Periods Indicated
                  Notes to Financial Statements
                  Report of Independent Accountants

         EQUITY 500 INDEX PORTFOLIO
                  Statement  of  Assets  and  Liabilities,   December  31,  1994
                  Statement of Operations for the Year Ended December 31, 1994 Statement of Changes in Net Assets for the Years Ended
                    December 31, 1994 and 1993
                  Financial  Highlights:  Selected Ratios and Supplemental  Data
                    for Each of the Periods Indicated
                  Schedule of Portfolio Investments, December 31, 1994
                  Notes to Financial Statements
                  Report of Independent Accountants

         EQUITY 500 INDEX PORTFOLIO
                  Statement of Assets and Liabilities, June 30, 1995 (Unaudited) Statement of Operations, for the Six Months Ended
                    June 30, 1995 (Unaudited)
                  Statement of  Changes  in Net Assets for the Six Months  Ended
                    June 30, 1995 (Unaudited) and for the Year Ended December 31, 1994
                  Financial  Highlights:  Selected Ratios and Supplemental  Data
                    for Each of the Periods Indicated (Unaudited)
                  Schedule of Portfolio Investments, June 30, 1995 (Unaudited) Notes to Financial Statements (Unaudited)

         BT INVESTMENT EQUITY 500 INDEX FUND
                  Statement of Assets and Liabilities, June 30, 1995 (Unaudited) Statement of Operations, for the Six Months Ended
                    June 30, 1995 (Unaudited)
                  Statement of Changes in Net Assets for the Six Months Ended

                    June 30, 1995 (Unaudited) and for the Year Ended December 31, 1994
                    Financial Highlights: Selected Ratios and Supplemental Data for Each of the Periods Indicated (Unaudited)
                    Notes to Financial Statements (Unaudited)

BT0466D

                             BT GLOBAL INVESTORS --
                              U.S. BOND INDEX FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                   [ ], 1995

ASSETS:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $
       Deferred organization expenses . . . . . . . . . . . .
              Total assets  . . . . . . . . . . . . . . . . .

LIABILITIES:
       Accrued organization expenses  . . . . . . . . . . . .
              Net assets  . . . . . . . . . . . . . . . . . .     $

NET ASSET VALUE PER SHARE OF BENEFICIAL
INTEREST ($      /     SHARES OUTSTANDING)  . . . . . . . . .      $10.00
                                                                   ======

NOTES:

(1) BT Global Investors, a Massachusetts business trust (the "Trust"), was organized on July 24, 1995 and has been inactive since that date with respect to U.S. Bond Index Fund (the "Fund") except for matters relating to the organization of the Trust, the Fund's establishment and designation as a series of the Trust, and the registration under the Securities Act of 1933 of the Fund's shares of beneficial interest ("Shares") and the sale of [ ] Shares ("Initial Shares") of the Fund to SFG Investors II Limited Partnership ("SFG Investors"). The Trust will invest all of the Fund's investable assets in U.S. Bond Index Portfolio (the "Portfolio"), a series of BT Investment Portfolios, an investment company registered under the Investment Company Act of 1940, as amended. The Fund is one of ten series of the Trust.

(2) Organization expenses of the Fund are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Fund. The amount paid by the Trust on any redemption by SFG Investors or any other then-current holder of the Initial Shares of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund and the Portfolio, determined by the proportion of the number of the Initial Shares of the Fund redeemed to the number of the Initial Shares of the Fund then outstanding after taking into account any prior redemptions of the Initial Shares of the Fund. The amount of such reduction in excess of the unamortized organization expenses of the Fund shall be contributed by the Fund to the Portfolio.

(3) The Trust has entered into an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Trust.

BT0466D

                             BT GLOBAL INVESTORS --
                      EQUITY 500 EQUAL WEIGHTED INDEX FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                   [ ], 1995

ASSETS:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $
       Deferred organization expenses . . . . . . . . . . . .
              Total assets  . . . . . . . . . . . . . . . . .

LIABILITIES:
       Accrued organization expenses  . . . . . . . . . . . .
              Net assets  . . . . . . . . . . . . . . . . . .     $

NET ASSET VALUE PER SHARE OF BENEFICIAL
INTEREST ($      /     SHARES OUTSTANDING)  . . . . . . . . .      $10.00
                                                                   ======

NOTES:

(1) BT Global Investors, a Massachusetts business trust (the "Trust"), was organized on July 24, 1995 and has been inactive since that date with respect to Equity 500 Equal Weighted Index Fund (the "Fund") except for matters relating to the organization of the Trust, the Fund's establishment and designation as a series of the Trust, and the registration under the Securities Act of 1933 of the Fund's shares of beneficial interest ("Shares") and the sale of [ ] Shares ("Initial Shares") of the Fund to SFG Investors II Limited Partnership ("SFG Investors"). The Trust will invest all of the Fund's investable assets in Equity 500 Equal Weighted Portfolio (the "Portfolio"), a series of BT Investment Portfolios, an investment company registered under the Investment Company Act of 1940, as amended. The Fund is one of ten series of the Trust.

(2) Organization expenses of the Fund are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Fund. The amount paid by the Trust on any redemption by SFG Investors or any other then-current holder of the Initial Shares of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund and the Portfolio, determined by the proportion of the number of the Initial Shares of the Fund redeemed to the number of the Initial Shares of the Fund then outstanding after taking into account any prior redemptions of the Initial Shares of the Fund. The amount of such reduction in excess of the unamortized organization expenses of the Fund shall be contributed by the Fund to the Portfolio.

(3) The Trust has entered into an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Trust.

BT0466D

                             BT GLOBAL INVESTORS --
                              SMALL CAP INDEX FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                   [ ], 1995

ASSETS:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $
       Deferred organization expenses . . . . . . . . . . . .
              Total assets  . . . . . . . . . . . . . . . . .

LIABILITIES:
       Accrued organization expenses  . . . . . . . . . . . .
              Net assets  . . . . . . . . . . . . . . . . . .     $

NET ASSET VALUE PER SHARE OF BENEFICIAL
INTEREST ($     /     SHARES OUTSTANDING)  . . . . . . . . .      $10.00
                                                                  ======

NOTES:

(1) BT Global Investors, a Massachusetts business trust (the "Trust"), was organized on July 24, 1995 and has been inactive since that date with respect to Small Cap Index Fund (the "Fund") except for matters relating to the organization of the Trust, the Fund's establishment and designation as a series of the Trust, and the registration under the Securities Act of 1933 of the Fund's shares of beneficial interest ("Shares") and the sale of [ ] Shares ("Initial Shares") of the Fund to SFG Investors II Limited Partnership ("SFG Investors"). The Trust will invest all of the Fund's investable assets in Small Cap Index Portfolio (the "Portfolio"), a series of BT Investment Portfolios, an investment company registered under the Investment Company Act of 1940, as amended. The Fund is one of ten series of the Trust.

(2) Organization expenses of the Fund are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Fund. The amount paid by the Trust on any redemption by SFG Investors or any other then-current holder of the Initial Shares of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund and the Portfolio, determined by the proportion of the number of the Initial Shares of the Fund redeemed to the number of the Initial Shares of the Fund then outstanding after taking into account any prior redemptions of the Initial Shares of the Fund. The amount of such reduction in excess of the unamortized organization expenses of the Fund shall be contributed by the Fund to the Portfolio.

(3) The Trust has entered into an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Trust.

BT0466D

                             BT GLOBAL INVESTORS --
                             EAFE EQUITY INDEX FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                   [ ], 1995

ASSETS:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $
       Deferred organization expenses . . . . . . . . . . . .
              Total assets  . . . . . . . . . . . . . . . . .

LIABILITIES:
       Accrued organization expenses  . . . . . . . . . . . .
              Net assets  . . . . . . . . . . . . . . . . . .     $

NET ASSET VALUE PER SHARE OF BENEFICIAL
INTEREST ($      /     SHARES OUTSTANDING)  . . . . . . . . .      $10.00
                                                                   ======

NOTES:

(1) BT Global Investors, a Massachusetts business trust (the "Trust"), was organized on July 24, 1995 and has been inactive since that date with respect to EAFE Equity Index Fund (the "Fund") except for matters relating to the organization of the Trust, the Fund's establishment and designation as a series of the Trust, and the registration under the Securities Act of 1933 of the Fund's shares of beneficial interest ("Shares") and the sale of [ ] Shares ("Initial Shares") of the Fund to SFG Investors II Limited Partnership ("SFG Investors"). The Trust will invest all of the Fund's investable assets in EAFE Equity Index Portfolio (the "Portfolio"), a series of BT Investment Portfolios, an investment company registered under the Investment Company Act of 1940, as amended. The Fund is one of ten series of the Trust.

(2) Organization expenses of the Fund are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Fund. The amount paid by the Trust on any redemption by SFG Investors or any other then-current holder of the Initial Shares of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund and the Portfolio, determined by the proportion of the number of the Initial Shares of the Fund redeemed to the number of the Initial Shares of the Fund then outstanding after taking into account any prior redemptions of the Initial Shares of the Fund. The amount of such reduction in excess of the unamortized organization expenses of the Fund shall be contributed by the Fund to the Portfolio.

(3) The Trust has entered into an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Trust.

BT0466D
                          BT INVESTMENT PORTFOLIOS --
                           U.S. BOND INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                                   [ ], 1995

ASSETS:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $
       Deferred organization expenses . . . . . . . . . . . .
              Total assets  . . . . . . . . . . . . . . . . .

LIABILITIES:
       Accrued organization expenses  . . . . . . . . . . . .
              Net assets  . . . . . . . . . . . . . . . . . .     $

NOTES:

(1) BT Investment Portfolios, a New York master trust, (the "Portfolio Trust") was organized on March 27, 1993 and has been inactive since that date with respect to U.S. Bond Index Portfolio (the "Portfolio") except for matters relating to the Portfolio's establishment and designation as a subtrust or series of the Portfolio Trust, and the sale of a beneficial interest therein at the purchase price of $[] to BT Global Investors -- U.S. Bond Index Fund (the "Fund") (the "Initial Interests"). The Portfolio is one of fifteen series of the Portfolio Trust.

(2) Organization expenses of the Portfolio are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Portfolio. Any amount received by the Portfolio from the Fund as a result of a redemption by SFG Investors II Limited Partnership will be applied so as to reduce the amount of unamortized organization expenses. The amount paid by the Portfolio Trust on any withdrawal by the Fund of an Initial Interest in the Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests in the Portfolio then-outstanding after taking into account any prior withdrawals of any of the Initial Interests in the Portfolio.

(3) At 4:00 p.m., New York time, on each business day of the Portfolio, the value of an investor's beneficial interest in the Portfolio is equal to the product of (i) the aggregate net asset value of the Portfolio multiplied by (ii) the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day.

(4) The Portfolio Trust has entered into an Investment Advisory Agreement with Bankers Trust Company and an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Portfolio Trust.

BT0466D
                          BT INVESTMENT PORTFOLIOS --
                   EQUITY 500 EQUAL WEIGHTED INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                                   [ ], 1995

ASSETS:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $
       Deferred organization expenses . . . . . . . . . . . .
              Total assets  . . . . . . . . . . . . . . . . .

LIABILITIES:
       Accrued organization expenses  . . . . . . . . . . . .
              Net assets  . . . . . . . . . . . . . . . . . .     $

NOTES:

(1) BT Investment Portfolios, a New York master trust, (the "Portfolio Trust") was organized on March 27, 1993 and has been inactive since that date with respect to Equity 500 Equal Weighted Index Portfolio (the "Portfolio") except for matters relating to the Portfolio's establishment and designation as a subtrust or series of the Portfolio Trust, and the sale of a beneficial interest therein at the purchase price of $[] to BT Global Investors -- Equity 500 Equal Weighted Index Fund (the "Fund") (the "Initial Interests"). The Portfolio is one of fifteen series of the Portfolio Trust.

(2) Organization expenses of the Portfolio are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Portfolio. Any amount received by the Portfolio from the Fund as a result of a redemption by SFG Investors II Limited Partnership will be applied so as to reduce the amount of unamortized organization expenses. The amount paid by the Portfolio Trust on any withdrawal by the Fund of an Initial Interest in the Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests in the Portfolio then-outstanding after taking into account any prior withdrawals of any of the Initial Interests in the Portfolio.

(3) At 4:00 p.m., New York time, on each business day of the Portfolio, the value of an investor's beneficial interest in the Portfolio is equal to the product of (i) the aggregate net asset value of the Portfolio multiplied by (ii) the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day.

(4) The Portfolio Trust has entered into an Investment Advisory Agreement with Bankers Trust Company and an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Portfolio Trust.

BT0466D
                          BT INVESTMENT PORTFOLIOS --
                           SMALL CAP INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                                   [ ], 1995

ASSETS:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $
       Deferred organization expenses . . . . . . . . . . . .
              Total assets  . . . . . . . . . . . . . . . . .

LIABILITIES:
       Accrued organization expenses  . . . . . . . . . . . .
              Net assets  . . . . . . . . . . . . . . . . . .     $

NOTES:

(1) BT Investment Portfolios, a New York master trust, (the "Portfolio Trust") was organized on March 27, 1993 and has been inactive since that date with respect to Small Cap Index Portfolio (the "Portfolio") except for matters relating to the Portfolio's establishment and designation as a subtrust or series of the Portfolio Trust, and the sale of a beneficial interest therein at the purchase price of $[] to BT Global Investors -- Small Cap Index Fund (the "Fund") (the "Initial Interests"). The Portfolio is one of fifteen series of the Portfolio Trust.

(2) Organization expenses of the Portfolio are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Portfolio. Any amount received by the Portfolio from the Fund as a result of a redemption by SFG Investors II Limited Partnership will be applied so as to reduce the amount of unamortized organization expenses. The amount paid by the Portfolio Trust on any withdrawal by the Fund of an Initial Interest in the Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests in the Portfolio then-outstanding after taking into account any prior withdrawals of any of the Initial Interests in the Portfolio.

(3) At 4:00 p.m., New York time, on each business day of the Portfolio, the value of an investor's beneficial interest in the Portfolio is equal to the product of (i) the aggregate net asset value of the Portfolio multiplied by (ii) the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day.

(4) The Portfolio Trust has entered into an Investment Advisory Agreement with Bankers Trust Company and an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Portfolio Trust.

BT0466D
                          BT INVESTMENT PORTFOLIOS --
                          EAFE EQUITY INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                                   [ ], 1995

ASSETS:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $
       Deferred organization expenses . . . . . . . . . . . .
              Total assets  . . . . . . . . . . . . . . . . .

LIABILITIES:
       Accrued organization expenses  . . . . . . . . . . . .
              Net assets  . . . . . . . . . . . . . . . . . .     $

NOTES:

(1) BT Investment Portfolios, a New York master trust, (the "Portfolio Trust") was organized on March 27, 1993 and has been inactive since that date with respect to EAFE Equity Index Portfolio (the "Portfolio") except for matters relating to the Portfolio's establishment and designation as a subtrust or series of the Portfolio Trust, and the sale of a beneficial interest therein at the purchase price of $[] to BT Global Investors --EAFE Equity Index Fund (the "Fund") (the "Initial Interests"). The Portfolio is one of fifteen series of the Portfolio Trust.

(2) Organization expenses of the Portfolio are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Portfolio. Any amount received by the Portfolio from the Fund as a result of a redemption by SFG Investors II Limited Partnership will be applied so as to reduce the amount of unamortized organization expenses. The amount paid by the Portfolio Trust on any withdrawal by the Fund of an Initial Interest in the Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests in the Portfolio then-outstanding after taking into account any prior withdrawals of any of the Initial Interests in the Portfolio.

(3) At 4:00 p.m., New York time, on each business day of the Portfolio, the value of an investor's beneficial interest in the Portfolio is equal to the product of (i) the aggregate net asset value of the Portfolio multiplied by (ii) the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day.

(4) The Portfolio Trust has entered into an Investment Advisory Agreement with Bankers Trust Company and an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Portfolio Trust.

APPENDIX

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS:

AAA - Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C -The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

BT0466D

DISTRIBUTOR
Signature Broker-Dealer Services, Inc.     BT GLOBAL INVESTORS
6 St. James Avenue
Boston, MA  02116                          U.S. BOND INDEX FUND
(617) 423-0800                             EQUITY 500 EQUAL WEIGHTED INDEX FUND
                                           SMALL CAP INDEX FUND
                                           EAFE EQUITY INDEX FUND
INVESTMENT ADVISER OF EACH PORTFOLIO       BT INVESTMENT EQUITY 500 INDEX FUND

Bankers Trust Company
280 Park Avenue
New York, NY  10017


TRANSFER AGENT

Bankers Trust Company
280 Park Avenue
New York, NY  10017


CUSTODIAN

Bankers Trust Company                      STATEMENT OF
280 Park Avenue                            ADDITIONAL INFORMATION
New York, NY  10015                                  , 1995


INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


LEGAL COUNSEL

Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, NY  10022-4669

BT0472B
                                                            BT GLOBAL INVESTORS
                                       PROSPECTUS - INSTITIUTIONAL CLASS SHARES
                                                                         , 1995


                                                           U.S. BOND INDEX FUND
                                           EQUITY 500 EQUAL WEIGHTED INDEX FUND
                                                           SMALL CAP INDEX FUND
                                                         EAFE EQUITY INDEX FUND
                                            INSTITUTIONAL EQUITY 500 INDEX FUND


BT Global Investors (the "Trust") is an open-end, management investment company (mutual fund) which currently consists of ten funds. With the exception of the Institutional Equity 500 Index Fund, each of the diversified funds listed above (each, a "Fund") is a separate series of the Trust and each offers two classes of shares. The shares offered by this prospectus are the Institutional Class Shares (the "Shares"). The Institutional Equity 500 Index Fund (the "Equity 500 Index Fund") is a series of BT Institutional Funds, an open-end management investment company (together with the Trust, the "Trusts"). Each Fund seeks to replicate as closely as possible the performance of a selected market index before the deduction of the expenses, allocable to the Shares of the Fund and the corresponding Portfolio (the "Expenses"). There is no assurance, however, that each Fund will achieve its stated objective.

UNLIKE OTHER OPEN-END MANAGEMENT INVESTMENT COMPANIES (MUTUAL FUNDS), EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS ("ASSETS") IN THE CORRESPONDING PORTFOLIO WHICH IS A SEPARATE FUND WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE 'SPECIAL INFORMATION CONCERNING MASTER-FEEDER Fund Structure' on page __.

Bankers  Trust  Company  ("Bankers  Trust")  is  the  investment   adviser  (the
"Adviser") of each Portfolio.

Please read this Prospectus before investing, and keep it on file for future reference. It contains important information, including how each Fund invests and the services available to shareholders.

To learn more about each Fund and its investments, investors can obtain a copy of the Funds' Statement of Additional Information (the "SAI"), dated , 1995, which contains each Portfolio's most recent financial report and portfolio listing. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference (legally forms a part of the Prospectus). For a free copy of this document, contact the Trust at 6 St. James Avenue, Boston, MA 02116, or an Investment Professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, BANKERS TRUST OR ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

THE FUNDS                           --      WHO MAY WANT TO INVEST
                                    --      INVESTMENT PRINCIPLES AND RISKS Each
                                            Fund's overall approach to
                                            investing.
                                    --      EXPENSE SUMMARY Each Fund's annual
                                            operating expenses.
                                    --      FUND FINANCIAL  HIGHLIGHTS  Selected
                                            data for a share outstanding,  total
                                            investment return, ratios to average
                                            net  assets  and other  supplemental
                                            data for the Fund.
THE FUNDS IN DETAIL                 --      INVESTMENT OBJECTIVES AND POLICIES
                                    --      RISK FACTORS AND CERTAIN SECURITIES
                                            AND INVESTMENT PRACTICES
                                    --      SPECIAL INFORMATION CONCERNING
                                            MASTER-FEEDER FUND STRUCTURE
                                    --      SECURITIES AND INVESTMENT PRACTICES
                                    --      PERFORMANCE How each Fund has done
                                            over time.
                                    --      MANAGEMENT OF THE TRUSTS AND THE
                                            PORTFOLIOS
YOUR ACCOUNT                        --      TYPES OF ACCOUNTS Different ways to
                                            setup your account, including tax-
                                            sheltered retirement plans.
                                    --      HOW TO BUY SHARES Opening an account
                                            and making additional investments.
                                    --      HOW TO SELL SHARES Taking money out
                                            and closing your account.
                                    --      INVESTOR SERVICES To help you manage
                                            your account.
SHAREHOLDER AND
ACCOUNT POLICIES                    --      DIVIDENDS, CAPITAL GAINS AND TAXES
                                    --      VALUATION DETAILS Share price
                                            calculations and the timing of
                                            purchases and redemptions.
                                    --      EXCHANGE LIMITATIONS
                                    --      ADDITIONAL INFORMATION ABOUT THE
                                            TRUST AND THE PORTFOLIOS
                                    --      APPENDIX Performance information
                                            relating to the various indices.

                                   THE FUNDS

The Trusts seek to achieve the investment objective of each Fund by investing all the Assets of the Fund in the corresponding Portfolio.

The U.S. BOND INDEX FUND seeks to replicate as closely as possible (before deduction of Expenses) the investment performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index"), a broad market weighted index which encompasses U.S. Treasury and agency securities, corporate investment grade bonds, international (dollar-denominated) investment grade bonds, and mortgage-backed securities. The U.S. Bond Index Fund invests all of its Assets in the U.S. Bond Index Portfolio.

The EQUITY 500 EQUAL WEIGHTED INDEX FUND seeks to replicate as closely as possible the total return of the Standard & Poor's 500 Equal Weighted Index (the "S&P 500 Equal Weighted Index"). The S&P 500 Equal Weighted Index is comprised of all stocks that make up the Standard & Poor's 500 Composite Stock Price Index with each security having the same weight. The S&P 500 Equal Weighted Index is re-balanced to these equal weights at the end of each calendar month. The Equity 500 Equal Weighted Index Fund invests all of its Assets in the Equity 500 Equal Weighted Index Portfolio.

The SMALL CAP INDEX FUND seeks to replicate as closely as possible (before deduction of Expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index consisting of 2,000 small-capitalization common stocks. The Small Cap Index Fund invests all of its Assets in the Small Cap Index Portfolio.

The EAFE EQUITY  INDEX FUND seeks to  replicate  as closely as possible  (before deduction of Expenses) the total return of the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index with net dividends (the "EAFE Index"), a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States. The EAFE Equity Index Fund invests all of its Assets in the International Equity Index Portfolio.

The EQUITY 500 INDEX FUND seeks to replicate as closely as possible (before deduction of Expenses) the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), an index emphasizing large-capitalization stocks. The Equity 500 Index Fund invests all of its Assets in the Equity 500 Index Portfolio.

WHO MAY WANT TO INVEST

Shares of each Fund are offered through this Prospectus to institutional investors.

The Portfolios are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolios, utilizing a "passive" or "indexing" investment approach and attempt to duplicate the investment performance of their respective indices through statistical procedures.

The U.S. BOND INDEX PORTFOLIO represents all major sectors of the investment grade fixed-income securities markets. The U.S. Bond Index Fund may be a suitable investment vehicle for those investors seeking ownership in the "bond market" as a whole, without regard to particular sectors. The U.S. Bond Index Fund is also suitable for those investors with common stock holdings who are seeking a complementary fixed-income investment to create a more balanced asset mix.

The EQUITY 500 EQUAL WEIGHTED, SMALL CAP INDEX, INTERNATIONAL EQUITY INDEX AND EQUITY 500 INDEX FUNDS may be appropriate for investors who are willing to ride out domestic and/or foreign stock market fluctuations in pursuit of potentially higher long-term returns. Each corresponding Portfolio invests for growth and does not pursue income. Over time, stocks, although more volatile, have shown greater growth potential than other types of securities. In the shorter term, however, stock prices can fluctuate dramatically in response to market factors.

THE EAFE EQUITY INDEX FUND may be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in their portfolio, investors can achieve an extra level of diversification and also participate in opportunities around the world. However, there are additional risks involved with international investing. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which a Portfolio invests.

The Trust is intended to be a long-term investment vehicle and is not designated to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all the Trust's shareholders. In order to minimize such costs, the Trust has adopted the following policies. The Trust reserves the right to reject any purchase request (including exchange purchases from other BT Global Investors portfolios) that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by the investor. Additionally, the Trust has adopted exchange privilege limitations as described in the section "Exchange Limitations." Finally, the Trust reserves the right to suspend the offering of its shares.

Each Fund is not in itself a balanced investment plan. Investors should consider your investment objective and tolerance for risk when making an investment decision. When investors sell their Fund Shares, they may be worth more or less than what they paid for them.

INVESTMENT PRINCIPLES AND RISKS

The value of each Portfolio's investments varies based on many factors. The value of bonds fluctuates based on changes in domestic or foreign interest rates, the credit quality of the issuer, market conditions, and other economic and political news. In general, bond prices rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk.

Stock values fluctuate, sometimes dramatically, in response to the activities of individual companies and general market and economic conditions. Over time, however, stocks have shown greater long-term growth potential than other types of securities.

Because many foreign investments are denominated in foreign currencies, changes in the value of these currencies can significantly affect the EAFE Equity Index Fund's share price. General economic factors in the various world markets can also impact the value of an investor's investment. When an investor sell their Fund Shares, they may be worth more or less than what they paid for them. See "Risk Factors and Certain Securities and Investment Practices" for more information.

EXPENSE SUMMARY

ANNUAL OPERATING EXPENSES are paid out of the assets of each Portfolio and Fund. Each Portfolio pays an investment advisory fee and an administrative services fee to Bankers Trust. Each Fund incurs expenses such as maintaining shareholder records and furnishing shareholder statements. Each Fund must provide financial reports.

The following table provides: (i) a summary of expenses relating to purchases and sales of the Shares of each Fund and the annual operating expenses of the Fund and expenses of the corresponding Portfolio, in the aggregate, as a percentage of average daily net assets of each Fund; and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in each Fund. THE TRUSTEES OF THE TRUST BELIEVE THAT THE EXPENSES OF EACH FUND AND EXPENSES OF THE CORRESPONDING PORTFOLIO, IN THE AGGREGATE, WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES WHICH THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE ASSETS OF EACH FUND WERE INVESTED DIRECTLY IN THE TYPE OF SECURITIES BEING HELD BY THE CORRESPONDING PORTFOLIO.

SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge on Purchases
(as a percentage of offering price)                                       None*

Maximum Sales Charge on Reinvested
Distributions                                                             None

Redemption Fee                                                            None*

Exchange Fee                                                              None

Shareholder transaction expenses are charges paid when investors buy, sell, exchange, or hold Shares of a Fund. See "Transaction Details," on page __, for an explanation of how and when these charges apply.

* A TRANSACTION FEE OF 0.25% IS DEDUCTED FROM PURCHASES, REDEMPTIONS AND EXCHANGES INTO AND OUT OF THE SMALL CAP INDEX FUND AND THE EAFE EQUITY INDEX FUND. THESE TRANSACTION FEES ARE PAID TO THE RESPECTIVE FUNDS AND ARE DEDUCTED AUTOMATICALLY FROM THE AMOUNT INVESTED, EXCHANGED OR REDEEMED. THE FEE APPLIES TO ALL REDEMPTIONS AND AN INITIAL INVESTMENT IN EITHER OF THESE FUNDS AND ALL SUBSEQUENT PURCHASES (INCLUDING PURCHASES MADE BY EXCHANGE FROM ANOTHER BT GLOBAL INVESTORS FUND), BUT NOT TO REINVESTED DIVIDEND OR CAPITAL GAIN DISTRIBUTIONS.

THE PURPOSE OF THE 0.25% TRANSACTION FEE IS TO ALLOCATE TRANSACTION COSTS ASSOCIATED WITH PURCHASES, REDEMPTIONS AND EXCHANGES TO INVESTORS MAKING THOSE PURCHASES, REDEMPTIONS AND EXCHANGES, THUS INSULATING EXISTING SHAREHOLDERS FROM THOSE TRANSACTION COSTS. THESE COSTS INCLUDE: (1) BROKERAGE COSTS; (2) THE EFFECT OF THE "BID-ASK" SPREAD IN SMALL AND MEDIUM SIZED COMPANY STOCK AND INTERNATIONAL MARKETS; AND (3) TAXES IN SOME COUNTRIES. SINCE THE INVESTORS, NOT THE FUND, BEARS THESE COSTS, THE FUND IS EXPECTED TO BE ABLE TRACK ITS BENCHMARK INDEX MORE CLOSELY.

ANNUAL OPERATING EXPENSES

U.S. BOND INDEX FUND
Investment advisory fee
(after reimbursement or waiver)                               0.10%
Other expenses
(after reimbursements or waivers)                             0.15%
                                                              ----
TOTAL OPERATING EXPENSES
(after reimbursements or waivers)                             0.25%

EQUITY 500 EQUAL WEIGHTED INDEX FUND
Investment advisory fee
(after reimbursement or waiver)                               0.15%
Other expenses
(after reimbursements or waivers)                             0.15%
                                                              ----
TOTAL OPERATING EXPENSES
(after reimbursements or waivers)                             0.30%

SMALL CAP INDEX FUND
Investment advisory fee
(after reimbursement or waiver)                               0.10%
Other expenses
(after reimbursements or waivers)                             0.15%
                                                              ----
TOTAL OPERATING EXPENSES
(after reimbursements or waivers)                             0.25%

EAFE EQUITY INDEX FUND
Investment advisory fee
(after reimbursement or waiver)                               0.20%
Other expenses

(after reimbursements or waivers)                             0.20%
                                                              ----
TOTAL OPERATING EXPENSES
(after reimbursements or waivers)                             0.40%

EQUITY 500 INDEX FUND
Investment advisory fee
(after reimbursement or waiver)                               0.07%
12b-1 fees                                                    0.00
Other expenses
(after reimbursements or waivers)                             0.03%
                                                              ----
TOTAL OPERATING EXPENSES
(after reimbursements or waivers)                             0.10%

EXPENSE TABLE EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                                  EXAMPLES
U.S. BOND INDEX FUND                                              1 year                3 years

                                                                    $3                     $8

EQUITY 500 EQUAL WEIGHTED INDEX FUND                              1 year                3 years

                                                                    $4                    $11

SMALL CAP INDEX FUND                                              1 year                3 years

                                                                    $3                     $8

EAFE EQUITY INDEX FUND                                            1 year                3 years

                                                                    $4                    $13

EQUITY 500 INDEX FUND                                             1 year                3 years            5 year          10 years
                                                                    $1                     $3                $6               $13


The expense table and the example above show the costs and expenses that an investor will bear directly or indirectly as a shareholder of a Fund. Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee with respect to each Portfolio. Without such waiver, each Portfolio's investment advisory fee would be equal to the following: U.S. Bond Index Portfolio -- 0.15%; Equity 500 Equal Weighted Index Portfolio -- 0.25%; Small Cap Index Portfolio -- 0.15%; EAFE Equity Index Portfolio --0.25%; and Equity 500 Index Portfolio -- 0.10%. The expense table and the example reflect a voluntary undertaking by Bankers Trust or Signature Broker-Dealer Services, Inc. ("SBDS"), as the distributor (the "Distributor") of the Shares of each Fund, to waive or reimburse expenses such that the total operating expenses of each Fund and the corresponding Portfolio, with the exception of the Equity 500 Index Fund and Equity 500 Index Portfolio, (as a percentage of the Fund's average daily net assets) would be equal to the following: U.S. Bond Index Fund -- 0.25%; Equity 500 Equal Weighted Index Fund -- 0.30%; Small Cap Index Fund -- 0.25%; and EAFE Equity Index Fund -- 0.40%. In the absence of this undertaking, assuming total asset of $100 million in each Fund, it is estimated that "Total Operating Expenses" would be as follows: U.S. Bond Index Portfolio -- 0.55%; Equity 500 Equal Weighted Index Portfolio -- 0.60%; Small Cap Index Portfolio -- 0.55%; and EAFE Equity Index Portfolio -- 0.65%. With respect to the Equity 500 Index Fund and the Equity 500 Index Portfolio, in the absence of this undertaking, for the fiscal year ended December 31, 1994, the total operating expenses would have been equal to approximately 0.23% of the Fund's average net assets annually. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while each example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.

CURRENTLY, THE FUNDS (WITH THE EXCEPTION OF THE EQUITY 500 INDEX FUND) HAVE ISSUED TWO CLASSES OF SHARES. THE FUNDS OFFER BY SEPARATE PROSPECTUS ANOTHER CLASS OF SHARES. BECAUSE THE EXPENSES VARY BETWEEN THE CLASSES, PERFORMANCE WILL VARY WITH RESPECT TO EACH CLASS. ADDITIONAL INFORMATION CONCERNING THE FUNDS' OTHER CLASS OF SHARES IS AVAILABLE FROM BANKERS TRUST, AS ADMINISTRATOR AT
(800)422-6577.

For more information about each Fund's and each Portfolio's expenses see "Management of the Trust and the Portfolios" and "Valuation Details."

FUND FINANCIAL HIGHLIGHTS

The following table shows the selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data of the Equity 500 Index Fund for the periods indicated. The Fund's Annual Report has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose report thereon appears in the Fund's Annual Report. The Fund's Annual Report and Semi-Annual Report are incorporated by reference in the Fund's SAI.

                                                                                  FOR THE
                                                                                   PERIOD
                                 FOR THE SIX                                     12/31/92
                                 MONTHS ENDED      FOR THE YEAR ENDED        (COMMENCEMENT
                                   6/30/95            DECEMBER 31,                      OF
                                 (UNAUDITED)        1994       1993            OPERATIONS)
SELECTED PER SHARE DATA
Net Asset Value,
 Beginning of Period               $10.44          $10.68     $10.00               $10.00
                                   ---------------------------------               ------

Income from Investment
 Operations
   Net Investment Income             0.15            0.28       0.25                  ___
   Net Realized and
    Unrealized Gain (Loss) on


    Securities and Futures
    Transactions                     1.95          (0.13)       0.73                  ___
                                   ---------------------------------                  ---

   Total from Investment
    Operations                       2.10           0.15        0.98                  ___
                                    --------------------------------                  ---
Less Dividends and Distributions
 Dividends from Net Investment
  Income                            (0.07)         (0.39)      (0.30)                 ___
 Distributions from Net Realized
  Gain from Securities and
  Futures Transactions                --           (0.11)      (0.05)                 ___
                                   ---------------------------------                  ---
  Total Dividends and
   Distributions                    (0.07)         (0.39)      (0.30)                 ___
                                   ---------------------------------                  ---
Net Asset Value,
 End of Period                     $12.47         $10.44      $10.68               $10.00
                                   ---------------------------------               ------

TOTAL INVESTMENT RETURN             20.21%          1.40%       9.84%                 ___

RATIOS AND SUPPLEMENTAL
 DATA
Ratio of Net Investment
 Income to Average Net
 Assets                              2.70%*         2.84%        2.67%                ___
Ratio of Expenses to
 Average Net Assets,
 Including Expenses of
 the @Equity 500 Index
 Portfolio                           0.10%*         0.10%        0.10%                ___
Decrease Reflected in
 Above Expense Ratio
 Due to Absorption of
 Expenses by Bankers Trust           0.12%*         0.13%        0.25%                ___

Net Assets, End of
 Period (000's omitted)          $511,025       $371,216     $170,508              $9,335

*Annualized


                              THE FUNDS IN DETAIL

INVESTMENT OBJECTIVES AND POLICIES

The Trusts seek to achieve the investment objective of each Fund by investing all of its Assets in the corresponding Portfolio, which has the same investment objective as the Fund. Since the investment characteristics of each Fund will correspond directly to those of the corresponding Portfolio, the following is a discussion of the various investments of and techniques employed by each
Portfolio. Additional information about the investment policies of each Portfolio appears in "Risk Factors and Certain Securities and Investment Practices" in this Prospectus and in the Funds' SAI. There can be no assurance that the investment objective of either a Fund or the corresponding Portfolio will be achieved.

The U.S. BOND INDEX PORTFOLIO seeks to replicate as closely as possible (before deduction of Expenses) the investment performance of the Aggregate Bond Index, a broad market weighted index which encompasses four major classes of investment grade fixed-income securities in the United States: U.S. Treasury and agency securities, corporate bonds, international (dollar-denominated) bonds, and mortgage-backed securities, with maturities greater than one year.

As  of  December  31,  1994,  the  major  classes  of  fixed-income   securities
represented the following proportions of the Index's total market value:

                              AGGREGATE
                              BOND INDEX
U.S. Treasury and
  agency securities               54%
Corporate bonds                   14%
International (dollar-
  denominated) bonds               3%
Mortgage-backed securities        29%
Dollar-weighted average
  maturity (Years)              8.8 yrs

The U.S. Bond Index Portfolio will be unable to hold all of the individual issues which comprise the Index because of the large number of securities involved. Instead, the Portfolio will hold a representative sample of the securities in the Index, selecting one or two issues to represent entire "classes" or types of securities in the Index. The Portfolio will be constructed so as to match as closely as possible the composition of the Index by investing in fixed-income securities approximating their relative proportion of the Index's total market value.

At the broadest level, the U.S. Bond Index Portfolio will seek to hold securities and other investments which reflect the weighting of the major asset classes in the Index, these classes include U.S. Treasury and agency securities, corporate bonds, and mortgage-backed securities. For example, if U.S. Treasury and agency securities represent approximately 60% of the Index's interest rate risk, then approximately 60% of the Portfolio's interest rate risk will come from such securities and other investments. Similarly, if corporate bonds represent 20% of the interest rate risk of the Index, then they will represent approximately 20% of the interest rate risk of the Portfolio. Such a sampling technique is expected to be an effective means of substantially replicating the income and capital returns provided by the Index before deduction of Fund and Portfolio expenses.

The Portfolio may, from time to time, substitute one type of investment grade bond for another. For instance, a Portfolio may hold more short-term corporate bonds (and, in turn, hold fewer short U.S. Treasury bonds) than represented in the Index so as to increase income. This corporate substitution strategy will entail the assumption of additional credit risk; however, substantial diversification within the corporate sector should moderate issue-specific credit risk. Overall, credit risk is expected to be very low for the U.S. Bond Index Portfolio.

Fixed-income securities will be primarily of investment grade quality - i.e., those rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB-by Standard and Poor's Corporation ("S&P"). Securities rated Baa or BBB possess some speculative characteristics.

The Portfolio may invest in U.S. Treasury bills, notes and bonds and other "full faith and credit" obligations of the U.S. Government and in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government ("U.S. Government Securities"). Such "agency" securities may NOT be backed by the "full faith and credit" of the U.S. Government. Such U.S. Government agencies may include the Federal Farm Credit Banks, the Resolution Trust Corporation and the Government National Mortgage
Association. Even though they all carry top (AAA) credit ratings, "agency" obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.

As a mutual fund investing primarily in fixed-income securities, the Portfolio is subject to interest rate, income, call and credit risks. Since the Portfolio also invests in mortgage-backed securities, it is also subject to prepayment risk. See "Risk Factors and Certain Securities and Investment Practices."

The EQUITY 500 EQUAL WEIGHTED INDEX PORTFOLIO seeks to replicate as closely as possible the total return of the S&P 500 Equal Weighted Index. The S&P 500 Equal Weighted Index is comprised of all stocks that make up the Standard & Poor's 500 Composite Stock Price Index with each security having the same weight. The S&P 500 Equal Weighted Index is re-balanced to these equal weights at the end of each calendar month. The S&P 500 Equal Weighted Index is calculated by Wilshire Associates. Investing in a fund designed to replicate this benchmark provides investors with diversified equity exposure with a small cap tilt and value investment attributes.

The Equity 500 Equal Weighted Index Portfolio allocates its assets equally among the equity securities which compose the S&P 500 Equal Weighted Index. The Portfolio may omit or remove any S&P 500 Equal Weighted Index stock from the Portfolio if, following objective criteria, Bankers Trust judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. Bankers Trust will not purchase the stock of Bankers Trust New York Corporation, which is included in the Index, and instead will overweight its holdings of companies engaged in similar businesses.

The Equity 500 Equal Weighted Index Fund and the Equity 500 Equal Weighted Index Portfolio are not sponsored, endorsed, sold or promoted by Wilshire Associates. Wilshire makes no representation or warranty, express or implied, to the shareholders of the Fund or investors in the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the

Fund or the Portfolio particularly or the ability of the index to track general stock market performance.

The SMALL CAP INDEX PORTFOLIO seeks to replicate as closely as possible (before deduction of expenses of the Fund and corresponding Portfolio) the total return of the Russell 2000.

The Russell 2000 Index is composed of approximately 2,000 small-capitalization common stocks. A company's stock market capitalization is the total market value of its floating outstanding shares. As of December 31, 1994, the average stock market capitalization of the Russell 2000 was $2.1 billion.

The Small Cap Portfolio is neither sponsored by nor affiliated with the Frank Russell Company. Frank Russell's only relationship to the Portfolio is the licensing of the use of the Russell 2000 Small Stock Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell indices.

The Small Cap Portfolio invests in a statistically selected sample of the approximately 2,000 stocks included in the Russell 2000 Index. The stocks of the Russell 2000 to be included in the Small Cap Index Portfolio will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Portfolio so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios, and dividend yields) closely approximate those of the Russell 2000. For instance, if 10% of the capitalization of the Russell 2000 consists of utility companies with relatively small capitalizations, then the Small Cap Portfolio is constructed so that approximately 10% of the Portfolio's assets are invested in the stocks of utility companies with relatively small capitalizations. The stocks held by the Portfolio are weighted to make the Portfolio's aggregate investment characteristics similar to those of the Russell 2000 Index as a whole.

The EAFE EQUITY INDEX PORTFOLIO seeks to replicate as closely as possible (before deduction of expenses of the Fund and corresponding Portfolio) the total return of the EAFE Index. The Portfolio attempts to achieve this objective by investing in a statistically selected sample of the equity securities included in the EAFE Index.

The EAFE Index is a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and United Kingdom.

Inclusion of a security in the EAFE Index in no way implies an opinion by Morgan Stanley as to its attractiveness as an investment. Neither the Fund nor the Portfolio is neither sponsored by nor affiliated with Morgan Stanley.

The International Equity Portfolio is constructed to have aggregate investment characteristics similar to those of the EAFE Index. The Portfolio invests in a statistically selected sample of the securities included in the EAFE Index, although not all companies within a country will be represented in the Portfolio at the same time. Stocks are selected for inclusion in the Portfolio based on country of origin, market capitalization, yield, volatility and industry sector. Banker Trust will manage the Portfolio using advanced statistical techniques to determine which stocks are to be purchased or sold to replicate the EAFE Index. From time to time, adjustments may be made in the Portfolio because of changes in the composition of the EAFE Index, but such changes should be infrequent.

The EQUITY 500 INDEX PORTFOLIO seeks to replicate as closely as possible (before deduction of expenses of the Fund and the corresponding Portfolio) the total return of the S&P 500.

The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange Inc. (the "NYSE"). Bankers Trust believes that the S&P 500 is representative of the performance of publicly traded common stocks in the U.S. in general.

In seeking to replicate the performance of the S&P 500, before deduction of Fund and Portfolio expenses, Bankers Trust will attempt over time to allocate the Equity 500 Index Portfolio's investment among common stocks in approximately the same proportions as they are represented in as the S&P 500, beginning with the heaviest weighted stocks that make up a larger portion of the Index's value.

Bankers Trust generally will seek to match the composition of the S&P 500 but usually will not invest the Equity 500 Index Portfolio's stock portfolio to mirror the Index exactly. Because of the difficulty and expense of executing relatively small stock transactions, the Portfolio may not always be invested in the less heavily weighted S&P 500 stocks, and may at times have its portfolio weighted differently from the S&P 500, particularly if the Portfolio has a low level of assets. In addition, the Portfolio may omit or remove any S&P 500 stock from the Portfolio if, following objective criteria, Bankers Trust judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. Bankers Trust will not purchase the stock of Bankers Trust New York Corporation, which is included in the Index, and instead will overweight its holdings of companies engaged in similar businesses.

ABOUT THE S&P 500. The S&P 500 is composed of 500 common stocks, which are chosen by S&P on a statistical basis to be included in the Index. The inclusion of a stock in the S&P 500 in no way implies that S&P believes the stock to be an attractive investment. The 500 securities, most of which trade on the NYSE, represented, as of June 30, 1995, approximately [ ]% of the market value of all U.S. common stocks. Each stock in the S&P 500 is weighted by its market value. Bankers Trust believes that the performance of the S&P 500 is representative of the performance of publicly traded common stocks in general. The composition of the S&P 500 is determined by S&P and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time.

The Equity 500 Index Fund and the Equity 500 Index Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or investors in the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund or the Portfolio particularly or the ability of the S&P 500 to track general stock market performance.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein.

S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE FUND OR THE PORTFOLIO, OWNERS OF THE FUND OR THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND HEREBY EXPRESSLY DISCLAIMS ALL SUCH WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 OR ANY DATA INCLUDED THEREIN.

For more information about the performance of the S&P 500, see "Appendix."

GENERAL

Over time, the correlation between the performance of each Fund, before the deduction of Expenses, and the respective Index is expected to be 0.95 or higher before deduction of Expenses of the Fund and expenses of the Portfolio. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and any capital gain distributions, increases or decreases in exact proportion to changes in the Index. Each Fund's ability to track its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Funds or the corresponding Portfolio, changes in either the composition of the Index or the assets of a Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. In the unlikely event that a high correlation is not achieved, the Trusts' Board of Trustees will consider alternatives. Because each Portfolio seeks to track the respective index, Bankers Trust will not attempt to judge the merits of any particular stock as an investment.

Under normal circumstances, each Portfolio will invest at least 80% of its assets in the securities of its respective Index.

As diversified funds, no more than 5% of the assets of each Portfolio may be invested in the securities of one issuer (other than U.S. Government Securities), except that up to 25% of each Portfolio's assets may be invested without regard to this limitation. Each Portfolio will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Portfolios which may not be changed without investor approval. No more than 15% of each Portfolio's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits maturing in more than seven days). Additional investment policies of each Portfolio are contained in the SAI.

Each Portfolio may maintain up to 25% of its assets in short-term debt securities and money market instruments to meet redemption requests or to facilitate investment in the securities of the respective Index. Securities index futures contracts and related options, warrants, convertible securities and swap agreements may be used for several reasons: to simulate full investment in the underlying Index while retaining a cash balance for fund management purposes, to facilitate trading, or to reduce transaction costs or to seek higher investment returns when a futures contract, option, warrant, convertible security or swap agreement is priced more attractively than the underlying equity security or Index. These instruments may be considered derivatives. See "Risk Factors and Certain Securities and Investment Practices -- Derivatives."

The use of derivatives for non-hedging purposes may be considered speculative. While each of these securities can be used as leveraged investments, a Portfolio may not use them to leverage its net assets. No Portfolio will invest in such instruments as part of a temporary defensive strategy (such as altering the aggregate maturity of the Portfolio) to protect the Portfolio against potential market declines.

Each Portfolio may lend its investment securities and purchase securities on a when-issued and a delayed delivery basis. The U.S. Bond Index Portfolio may invest in mortgage-related and other asset-backed securities. The EAFE Equity Index Portfolio may engage in foreign currency forward and futures transactions for the purpose of enhancing portfolio returns or hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. See "Risk Factors and Certain Securities and Investment Practices" for more information about the investment practices of the Portfolios.

RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES

The following pages contain more detailed information about types of instruments in which a Portfolio may invest and strategies Bankers Trust may employ in pursuit of a Portfolio's investment objective. A summary of risks and restrictions associated with these instrument types and investment practices is included as well.

Bankers Trust may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help a Portfolio achieve its goal. Holdings and recent investment strategies are described in the financial reports of a Fund and the corresponding Portfolio, which are sent to Fund shareholders twice a year. For a free SAI or financial report, call an Investment Professional.

FIXED INCOME SECURITY RISK - U.S. BOND INDEX FUND
Investors in the U.S. Bond Index Fund are exposed to four types of risk from fixed income securities. (1) Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. (2) Income risk is the potential for a decline in a Portfolio's income due to falling market interest rates. (3)

Credit risk is the possibility that a bond issuer will fail to make timely payments of either interest or principal to the Portfolio. (4) Prepayment risk or call risk is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates.

MARKET RISK - EQUITY 500 INDEX FUND, EQUITY 500 EQUAL WEIGHTED INDEX FUND, SMALL CAP INDEX FUND AND EAFE EQUITY INDEX FUND As mutual funds investing primarily in common stocks, these Portfolios are subject to market risk -- i.e., the possibility that common stock prices will decline over short or even extended periods. The U.S. and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

RISKS OF INVESTING IN MEDIUM- AND SMALL-CAPITALIZATION STOCKS - SMALL CAP INDEX FUND Historically, medium- and small-capitalization stocks have been more volatile in price that the larger-capitalization stocks included in the S&P 500. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of medium- and small-size companies to changing economic conditions. In addition to exhibiting greater volatility, medium- and small-size company stocks may fluctuate independently of larger company stocks. Medium- and small-size company stocks may decline in price as large company stocks rise, or rise in prices as large company stocks decline.

RISKS OF INVESTING IN FOREIGN SECURITIES - EAFE EQUITY INDEX PORTFOLIO Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Investors should realize that the value of a Portfolio's foreign investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Portfolio as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Portfolio is also authorized to enter into certain foreign currency exchange transactions. Furthermore, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. The settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. Finally, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its Assets in the corresponding Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect, like investments in other investment companies and pooled investment vehicles. In addition to selling a beneficial interest to the corresponding Fund, each Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust, as the Administrator, at (800) 422-6577.

The  master-feeder   structure  has  been  developed  relatively  recently,   so
shareholders should carefully consider this investment approach.

Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to a Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

A Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retaining of an investment adviser to manage the Fund's Assets in accordance with the investment policies described herein with respect to the corresponding Portfolio.

Each Fund's investment objective is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders. If there is a change in a Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of each Portfolio is also not a fundamental policy. Shareholders of the Funds will receive 30 days prior written notice with respect to any change in the investment objective of a Fund or the corresponding Portfolio. See "Risk Factors and Certain Securities and Investment Practices" in the SAI for a description of the fundamental policies of each Portfolio that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act") of the Portfolio.

For descriptions of the investment objective, policies and restrictions of each Portfolio, see "The Funds in Detail" herein and "Risk Factors and Certain Securities and Investment Practices" in this Prospectus and in the SAI. For descriptions of the management of the Trust and the Portfolios, see "Management of the Trust and the Portfolios" herein and in the SAI. For descriptions of the expenses of the Portfolio, see "The Funds--Expense Summary," herein and "Management of the Trust and the Portfolios" herein and in the SAI.

SECURITIES AND INVESTMENT PRACTICES
SHORT-TERM INVESTMENTS. Each Portfolio may invest in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions or to serve as collateral for the obligations underlying a Portfolio's investment in securities index futures or related options or warrants. These securities include: obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or by any of the states, repurchase agreements, time deposits, certificates of deposit, bankers' acceptances and commercial paper.

U.S. GOVERNMENT SECURITIES are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

SECURITIES LENDING. Each Portfolio may lend its investment securities to qualified institutional investors for either short-term or long-term purposes of realizing additional income. Loans of securities by a Portfolio will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, and such loans may not exceed 30% of the value of a Portfolio's net assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, Bankers Trust will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

WHEN ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments.

MORTGAGE-RELATED SECURITIES. As part of its effort to duplicate the investment performance of its Index, the U.S. Bond Index Portfolio may invest in mortgage-backed securities. Mortgage-backed securities represent an interest in an underlying pool of mortgages. Unlike ordinary fixed-income securities, which generally pay a fixed rate of interest and return principal upon maturity, mortgage-backed securities repay both interest income and principal as part of their periodic payments. Because the mortgages underlying mortgage-backed certificates can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities give rise to certain unique "pre-payment" risks. See "Risk Factors and Certain Securities and Investment Practices."

The U.S. Bond Index Portfolio may purchase mortgage-backed securities issued by the Government National Mortgage Association (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association (FNMA), and the Housing Authority (FHA). GNMA securities are guaranteed by the U.S. Government as to the timely payment of principal and interest; securities from other Government-sponsored entities are generally not secured by an explicit pledge of the U.S. Government. The U.S. Bond Index Portfolio may also invest in conventional mortgage securities, which are packaged by private corporation and are not guaranteed by the U.S. Government. Mortgage securities that are guaranteed by the U.S. Government are guaranteed only as to the timely payment of principal and interest. The market value of such securities is not guaranteed and may fluctuate.

DERIVATIVES
Each Portfolio may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio.

SECURITIES INDEX FUTURES AND RELATED OPTIONS. Each Portfolio may enter into securities index futures contracts and related options provided that not more than 5% of its assets are required as a margin deposit for futures contracts or options [and provided that not more than 20% of a Portfolio's assets are invested in futures and options at any time.] When a Portfolio has cash from new investments in the Portfolio or holds a portion of its assets in money market instruments, it may enter into index futures or options to attempt to increase its exposure to the market. Strategies the Portfolio could use to accomplish this include purchasing futures contracts, writing put options, and purchasing call options. When the Portfolio wishes to sell securities, because of shareholder redemptions or otherwise, it may use index futures or options to hedge against market risk until the sale can be completed. These strategies could include selling futures contracts, writing call options, and purchasing put options.

SWAP AGREEMENTS. Each Portfolio may enter into swap agreements only to the extent that obligations under such agreements represent not more than 10% of the Portfolio's total assets. Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset.

Although swap agreements entail the risk that a party will default on its payment obligations thereunder, a Portfolio will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. Swap agreements also bear the risk that a Portfolio will not be able to meet its obligation to the counterparty, This risk will be mitigated by investing a Portfolio in the specific asset for which it is obligated to pay a return.

WARRANTS. Each Portfolio's investment in warrants will not exceed more than 5% of its assets (2% with respect to warrants not listed on the New York or American Stock Exchanges). Warrants are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time.

A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

CONVERTIBLE SECURITIES. Each Portfolio may invest in convertible securities which are a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream --generally higher in yield than in the income derived from a common stock but lower than that afforded by a non-convertible debt security -- a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

FURTHER RISKS ASSOCIATED WITH THE USE OF FUTURES CONTRACTS, OPTIONS, WARRANTS, CONVERTIBLE SECURITIES AND SWAP AGREEMENTS. The risk of loss associated with futures contracts in some strategies can be substantial due to both the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss or gain. However, the Portfolios will not use futures contracts, options, warrants, convertible securities and swap agreements for speculative purposes or to leverage their net assets. Accordingly, the primary risks associated with the use of futures contracts, options, warrants, convertible securities and swap agreements by the Portfolios are: (i) imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts, options, warrants, convertible securities and swap agreements; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose behavior is expected to resemble that of a Portfolio's underlying securities. The risk that a Portfolio will be unable to close out a futures position will be minimized by entering into stock transactions on an exchange with an active and liquid secondary market. However options, warrants, convertible securities and swap agreements purchased or sold over-the-counter may be less liquid than exchange-traded securities. Illiquid securities, in general, may not represent more than 15% of the net assets of a Portfolio.

FOREIGN CURRENCY FORWARD, FUTURES AND RELATED OPTIONS TRANSACTIONS. The EAFE Equity Index Portfolio may enter into foreign currency forward and foreign currency futures contracts in order to maintain the same currency exposure as the EAFE Index. The Portfolio may not enter into such contracts as a way of protecting against anticipated adverse changes in exchange rates between foreign currencies and the U.S. dollar. A foreign currency forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts do not eliminate fluctuations in the underlying prices of securities held by the Portfolios. Although such contracts tend to minimize the risk of loss due to a decline in the value of a currency that has been sold forward, and the risk of loss due to an increase in the value of a currency that has been purchased forward, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase.

Successful use of forward contracts depends on Bankers Trust's skill in analyzing and predicting relative currency values. Forward contracts alter a Portfolio's exposure to currency exchange rate activity and could result in losses to the Portfolio if currencies do not perform as Bankers Trust anticipates. A Portfolio may also incur significant costs when converting assets from one currency to another.

ASSET COVERAGE. To assure that a Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities, interest rate swaps and foreign currency forward futures and related options transactions are not used to achieve excessive investment leverage, a Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities, entering into an off-setting transaction, or by establishing a segregated account with the Portfolio's custodian containing high grade liquid debt securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

PORTFOLIO TURNOVER
The frequency of Portfolio transactions-the Portfolio's portfolio turnover rate-will vary from year to year depending on market conditions and the Portfolio's cash flows. Each Portfolio's annual portfolio turnover rate is not expected to exceed 100%. The Equity 500 Portfolio's portfolio turnover rate for the years ended December 31, 1994 and 1993 was 21% and 31%, respectively.

PERFORMANCE

Each Portfolio's recent strategies and holdings, and the corresponding Fund's performance, is detailed twice a year in the Funds' financial reports (not available during the first year for each Fund other than the Equity 500 Index
Fund), which are sent to all Fund shareholders.

For current Fund performance or a free copy of the Funds' financial report, please contact an Investment Professional.

Mutual fund performance is commonly measured as TOTAL RETURN and/or YIELD. Each Fund's performance is affected by the expenses of that Fund.

EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects actual performance over a stated period of time. An AVERAGE annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

TOTAL RETURNS

                                                                                                 Average Annual
                                                                                                 Total Return
                                                              Total return                       for Period From
                                                              for the period from                commencement
                           Total return                       commencement of                    of operations
                           for 1 year ended                   operations through                 through
                           12/31/94                           12/31/94                           12/31/94

Equity 500 Index
Fund(a)                       1.40%                              11.37%                            5.53%


(a) Fund commenced operations on December 31, 1992.

YIELD refers to the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders. This difference may be significant for a Fund investing in a Portfolio whose investments are denominated in foreign currencies.

YIELDS

The 30-day SEC yield for the period ended December 31, 1994 for the Equity 500 Index Fund was 2.90%.

Performance information may include comparisons of a Fund's investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. From time to time, Fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of a Fund will vary depending upon interest rates, the current market value of the securities held by the corresponding Portfolio and changes in the expenses of the Fund or Portfolio. In addition, during certain periods for which total return may be provided, Bankers Trust or SBDS may have voluntarily agreed to waive portions of their fees, or reimburse certain operating expenses of a Fund or Portfolio, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.

MANAGEMENT OF THE TRUSTS AND THE PORTFOLIOS

BOARD OF TRUSTEES
The Trusts and each Portfolio is governed by a Board of Trustees which is responsible for protecting the interests of investors. The Trustees of each Trust are different individuals than the Trustees of each Portfolio. See "Management of the Trust and the Portfolios" in the SAI for more information with respect to the Trustees and officers of the Trusts and each Portfolio.

INVESTMENT ADVISER
The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing all the Assets of the Fund in the corresponding Portfolio. Each Portfolio has retained the services of Bankers Trust as investment adviser.

BANKERS TRUST COMPANY AND ITS AFFILIATES
Bankers Trust Company, a New York banking corporation with principal offices at 280 Park Avenue, New York, New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market.

As of September 30, 1995, Bankers Trust New York Corporation was the ninth largest bank holding company in the United States with total assets of approximately $104 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with approximately $200 billion in assets under management globally.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of each Portfolio, manages each Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its world wide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of a Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.

The Investment Advisory Agreements provide for each Portfolio to pay Bankers Trust receives a fee from each Portfolio, accrued daily and paid monthly, equal on an annual basis to the following percentages of the average daily net assets of the Portfolio for its then-current fiscal year: U.S. Bond Index Portfolio, 0.15%; Equity 500 Equal Weighted Index Portfolio, 0.25%; Small Cap Index Portfolio, 0.15%; EAFE Equity Index Portfolio, 0.25%; and Equity 500 Index Portfolio, 0.10%.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trusts and the Portfolios described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant Federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities law.

Bankers Trust investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

PORTFOLIO MANAGERS
Frank Salerno, Managing Director of Bankers Trust, is responsible for the management of the Equity 500 Equal Weighted Index Portfolio, the Small Cap Portfolio and the Equity 500 Index Portfolio. Mr. Salerno oversees administration, management and trading of international and domestic equity index strategies. He has been employed by Bankers Trust since 1981 and has managed the Portfolios' assets since each Portfolio commenced operations.

The following table sets forth annual total return information for the portfolio managed by Mr. Salerno that has investment objectives, policies and techniques substantially similar to the Equity 500 Equal Weighted Index Portfolio. Mr. Salerno began managing the portfolio in 19 .

         1 YEAR                     3 YEAR
         24.69%                     16.74%

The following table sets forth annual total return information for the portfolio managed by Mr. Salerno that has investment objectives, policies and techniques substantially similar to the Small Cap Index Portfolio. Mr. Salerno began managing the portfolio in 19 .

         1 YEAR                     3 YEAR                    5 YEAR
         23.12%                     18.10%                    21.15%

Richard J. Vella, Managing Director of Bankers Trust, is responsible for the day-to-day management of the EAFE Equity Index Portfolio. Mr. Vella has been employed by Bankers Trust since 1985 and has ten years of trading and investment experience.

The following table sets forth annual total return information for the portfolio managed by Mr. Vella that has investment objectives, policies and techniques substantially similar to the EAFE Equity Index Portfolio. Mr. Vella began managing the portfolio in 19 .

         1 YEAR                     3 YEAR                    5 YEAR
          5.30%                     13.11%                    10.22%

Louis R. D'Arienzo, Vice President of Bankers Trust, is responsible for the day-to-day management of the U.S. Bond Index Portfolio. Mr. D'Arienzo has been employed by Bankers Trust since 1981 and has twelve years of trading and investment experience in fixed income securities.

The following table sets forth annual total return information for the portfolio managed by Mr. D'Arienzo that has investment objectives, policies and techniques substantially similar to the U.S. Bond Index Portfolio. Mr. D'Arienzo began managing the portfolio in 19 .

         1 YEAR                     3 YEAR                    5 YEAR
         13.71%                      6.41%                     9.38%


TOTAL RETURN
Total return information for each portfolio manager includes income, realized and unrealized gains and losses on portfolio investments, transaction costs and the reinvestment of all income and capital gains. The annual operating expenses of each Fund and Portfolio set forth above in "Expense Summary" are higher than the fees charged to the managed accounts discussed above. Total returns have been adjusted to reflect these higher expenses. Each of the private accounts included in the total return figures above was sufficiently comparable in size to the expected size of the respective Portfolio during the Portfolio's first year of operations to ensure that the total return information quoted above is relevant to a potential investor in the respective Fund. Past performance should not be considered indicative of future performance.

ADMINISTRATOR
Under its Administration and Services Agreement with each Trust, Bankers Trust calculates the net asset value of each Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Funds. The Administration and Services Agreement provides for the respective Trust to pay Bankers Trust a fee, accrued daily and paid monthly equal on an annual basis to the following percentages of the average daily net assets of the Fund, attributable to the Class, for its then-current fiscal year: U.S. Bond Index Fund, 0.20%; Equity 500 Equal Weighted Index Fund, 0.15%; Small Cap Index Fund, 0.20%; EAFE Equity Index Fund, 0.15%; and Equity 500 Index Fund, 0.05%.

Under an Administration and Services Agreement with each Portfolio, Bankers Trust calculates the value of the assets of the Portfolio and generally assists the respective Board of Trustees in all aspects of the administration and operation of the Portfolios. The Administration and Services Agreement provides for each Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, equal on an annual basis to the following percentages of the Portfolio's average daily net assets for its then-current fiscal year: U.S. Bond Index Portfolio, 0.05%; Equity 500 Equal Weighted Index Portfolio, 0.05%; Small Cap Index Portfolio, 0.05%; EAFE Equity Index Portfolio, 0.10%; and Equity 500 Index
Portfolio, 0.05%. Under each Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including SBDS, at Bankers Trust's expense.

DISTRIBUTOR
Under its Distribution Agreement with each Trust, SBDS, as Distributor, serves as the Trusts' principal underwriter on a best efforts basis. In addition, SBDS provides the Trusts with office facilities. SBDS is a wholly owned subsidiary of Signature Financial Group, Inc. ("SFG"). SFG and its affiliates currently provide administration and distribution services for other registered investment companies. The principal business address of SFG and SBDS is 6 St. James Avenue, Boston, Massachusetts 02116.

CUSTODIAN AND TRANSFER AGENT
Bankers Trust acts as custodian of the assets of the Trusts and each Portfolio and serves as the transfer agent (the "Transfer Agent") for the Trusts and each Portfolio under the Administration and Services Agreement with the Trusts and each Portfolio.

                                  YOUR ACCOUNT

TYPES OF ACCOUNTS
Read your Investment Professional's program materials in conjunction with this Prospectus for details of services that may differ from those described in the Prospectus and for additional fees that may apply. Some of the services and features of this Prospectus may not be available to you. Certain features of the Funds, such as minimum initial or subsequent investment amounts, may be modified in these programs, and administrative charges may be imposed for the services rendered.

The different ways to set up (register) your account with Bankers Trust are listed below.

The account guidelines that follow may not apply to certain Funds or to certain retirement accounts. If your employer offers a Fund through a retirement program, contact your employer for more information. Otherwise, call your Investment Professional directly.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants). Joint accounts may be joint tenants in common or joint tenants with rights of survivorship.

RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

o INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age under 70 1/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.

o ROLLOVER IRAS retain special tax advantages for certain distributions from employer sponsored retirement plans.

o SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

o 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax deferred basis. These accounts need to be established by the trustee of the plan.

MONEY PURCHASE/PROFIT SHARING PLANS (Keogh Plans) are tax deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA) TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your Investment Professional.

TRUST

FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before on account can be opened.

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER GROUPS Contact your Investment Professional.

HOW TO BUY SHARES

Shares are purchased at the Fund's net asset value ("NAV") next calculated after your investment is received and accepted. The NAV is normally calculated at 4:00 p.m. Eastern time.

If you are placing your order through an Investment Professional, it is the responsibility of your Investment Professional to transmit your order to buy Shares to the Transfer Agent before 4:00 p.m. Eastern time.

The Transfer Agent must receive payment within five business days after an order for Shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.

Share certificates are not available for Shares of the Funds.

IF YOU ARE NEW TO BT GLOBAL INVESTORS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this Prospectus, call your Investment Professional.

IF YOU ALREADY HAVE MONEY INVESTED IN A BT GLOBAL INVESTORS FUND, you can:

o  Mail an account application with a check,
o  Wire money into your account,
o Open an account by exchanging from another BT Global Investors Fund or o Contact your Investment Professional.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your Investment Professional for more information and a retirement account application.

MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT                                  $5 MILLION

TO ADD TO AN ACCOUNT                                NO MINIMUM

MINIMUM BALANCE                                     $1 MILLION


For further information on opening an account, please consult your Investment Professional or refer to the account application.

                         TO OPEN AN ACCOUNT                 TO ADD TO AN ACCOUNT


PHONE YOUR               Contact your                          Contact your Investment Professional
INVESTMENT               Investment                            or call 1-(800)422-6577.  You may
PROFESSIONAL             Professional.  If you                 exchange from another BT Global
                         are an  existing                      Investors  Fund  account  (or  the BT
                         shareholder, you may                  Investment Money Market Fund) with
                         exchange from another                 the same registration,  including
                         BT Global  Investors                  name, address and taxpayer ID number.
                         Fund (or the BT  Investment
                         Money Market Fund) account
                         with the same  registration,
                         including name,  address,
                         and taxpayer ID number.
--------------------------------------------------------------------------------
MAIL                     Complete and sign the                 Make your check payable to the
                         account application.                  complete name of the Fund of your
                         Make your check                       choice.  Indicate your Fund account
                         payable to the                        number on your check and mail to the
                         complete name of the                  address printed on your account
                         Fund of your choice.                  statement.  Exchange by mail:  call
                         Mail to the                           your Investment Professional for
                         appropriate address                   instructions.
                         indicated on the
                         application.
--------------------------------------------------------------------------------
IN PERSON                Take your account                     Take your check to your Investment
                         application and check                 Professional.
                         to your Investment
                         Professional.
--------------------------------------------------------------------------------

WIRE                     Not available.                        Call your Investment Professional or
                                                               wire to:

                                                               ROUTING NO.:  021001033
                                                               ATTN:  Bankers Trust/
                                                                      IFTC Deposit
                                                               CREDIT:  Fund Number
                                                               (U.S. Bond Index Fund - 000
                                                               Equity 500 Equal Weighted Index Fund - 000
                                                               Small Cap Index Fund - 000
                                                               EAFE Equity Index Fund - 000
                                                               Equity 500 Index Fund - 000)
                                                               DDA:  #00-226-296
                                                               FBO:  (Account name)
                                                                     (Account number)

                                                               Specify the
                                                               complete name of
                                                               the  fund of your
                                                               choice, and
                                                               include your
                                                               account number
                                                               and your name.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AUTOMATICALLY            Not available.                        Use the Systematic Investment
                                                               Program.  Sign up for this service
                                                               when opening your account, or call
                                                               your Investment Professional to begin
                                                               the program.  The initial minimum of
                                                               $1,000 must be met.
--------------------------------------------------------------------------------

HOW TO SELL SHARES

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your Shares. Your Shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. NAV is normally calculated at 4:00 p.m. Eastern time.

TO SELL SHARES IN A RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to other eligible BT Global Investors Funds (or the BT Investment Money Market Fund), which can be requested by phone or in writing. For a retirement distribution form contact your Investment Professional or call 1-800-422-6577.

IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR NON-RETIREMENT ACCOUNT SHARES, leave at least $1,000 worth of Shares in the account to keep it open.

TO SELL SHARES BY BANK WIRE you will need to sign up for these services in advance.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Bankers Trust from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

o You wish to redeem more than $100,000 worth of Shares,
o Your account registration has changed within the last 30 days,
o The check is being mailed to a different address than the one on your account (record address),
o The check is being made payable to someone other than the account owner,
o The redemption proceeds are being transferred to a BT account with a different registration, or
o You wish to have redemption proceeds wired to a non-predesignated bank account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

SELLING SHARES IN WRITING

Write a "letter of instruction" with:

o  Your name,
o  The Fund's name and Fund's number,
o  Your Fund account number,
o  The dollar amount or number of Shares to be redeemed and

o  Any other applicable requirements listed in the following table.

Deliver your letter to your Investment Professional, or mail it to the following address:

                                   [ADDRESS]

Unless otherwise instructed, the Transfer Agent will send a check to the record address.

                         ACCOUNT TYPE                          SPECIAL REQUIREMENTS

PHONE                    All account types                     Maximum check request:   $     .
YOUR                     except retirement
INVESTMENT
PROFESSIONAL

                         All account types                     You may exchange to other BT Global
                                                               Investors Funds (or the BT Investment
                                                               Money Market Fund) if
                                                               both accounts are registered with the
                                                               same name(s), address, and taxpayer
                                                               ID number.
--------------------------------------------------------------------------------

MAIL OR IN               Individual, Joint                     The letter of instruction (with
PERSON                   Tenant, Sale                          signature guaranteed, if required)
                         Proprietorship, UGMA,                 must be signed by all persons
                         UTMA                                  required to sign for transactions,
                                                               exactly  as their names  appear  on
                                                               the  account  and sent to your
                                                               Investment Professional or
                                                               the Transfer Agent.

                         Retirement account                    The account owner should complete a
                                                               retirement distribution form.
                                                               Contact your Investment Professional
                                                               or call 1-800-422-6577.



                         Trust                                 The trustee must sign the letter
                                                               indicating capacity as trustee.
                                                               If the trustee's name is not on the
                                                               account registration, provide a copy of
                                                               the trust document certified with
                                                               the last 60 days.

                         Business or                           At least one person authorized by
                         Organization                          corporate resolution to act on the
                                                               account must sign the letter.

                         Executor,                             For instructions contact your
                         Administrator,                        Investment Professional or call
                         Conservator/Guardian                  1-800-422-6577.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

WIRE                     All account types                     You must sign up for the wire feature
                         except retirement                     before using it.  To verify that it
                                                               is in place, contact your Investment
                                                               Professional or call 1-800-422-6577.

                                                               Minimum wire: $500.00.

                                                               Your wire redemption request must be
                                                               received  by  the Transfer Agent
                                                               before  4:00 p.m. Eastern time for
                                                               money to be wired on the next
                                                               business day.

--------------------------------------------------------------------------------
INVESTOR SERVICES

BT Global Investors Funds provide a variety of services to help you manage your account.

INFORMATION SERVICES
STATEMENTS AND REPORTS that your Investment Professional or the Transfer Agent will send to you include the following:

o Confirmation statements (after every transaction that affects your account balance distribution or your account registration)
o  Account statements (quarterly)
o  Financial reports (every six months)

To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the Fund. Call your Investment Professional if you need additional copies of financial reports.

TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Shares and buy Shares of other BT Global Investors Funds by telephone or in writing.

Note that exchanges out of a Fund may be limited to four per calendar year and that they may have tax consequences for you. For detail on policies and restrictions governing exchanges including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page ___.

SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account.

One easy way to pursue your financial goals is to invest money regularly. BT Global Investors Funds offer convenient services that let you transfer money into your fund account, or between fund accounts automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your Investment Professional for more information.

                        SHAREHOLDER AND ACCOUNT POLICIES

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund distributes substantially all of its net income and capital gains to shareholders each year. Each Fund distributes capital gains annually. Normally, income dividends for each Fund are distributed quarterly.

DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive distributions. The Trust offers four options:

1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional Shares of the Fund. If you do not indicate a choice on your application you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional Shares of the Fund, but you will be sent a check for each dividend distribution.

3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.

4. AUTOMATIC DIVIDENDS PROGRAM. Your dividend and capital gain distributions be automatically invested in Shares of another BT Global Investors Fund (or the BT Investment Money Market Fund) as long as the minimums for that account are met.

If you select distribution option 2 or 3 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. You may change distribution option at anytime by notifying the Transfer Agent in writing.

FOR RETIREMENT ACCOUNTS, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash. If distributions from a retirement account for any taxable year following the year in which the participant reaches age 70 1/2 are less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the Internal Revenue Service (the "IRS"). The administrator, trustee or custodian of such a retirement account will be responsible for reporting distributions from such accounts to the IRS.

When each of the Funds deducts a distribution from its NAV, the reinvestment price is the applicable Fund's NAV at the close of business that day. Distribution checks will be mailed within seven days, or longer for a December ex-dividend date.

TAXES
As with any investment, you should consider how an investment in the Funds could affect you. Below are some of the Funds' tax implications. If your account is not a tax-deferred retirement account beware of these tax implications.

TAXES ON DISTRIBUTIONS. Distributions from the Funds are subject to federal income tax and may also be subject to state or local taxes. If living outside the United States, your distributions from the Funds could also be taxed by the country in which you reside.

For federal tax purposes, income and short-term capital gain distributions from each of the Funds are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.

Mutual fund dividends from U.S. government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.

Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

Every January, the Transfer Agent will send the IRS a statement showing the taxable distributions paid to you in the previous year.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, are subject to capital gains tax. A capital gain or loss is the difference between the cost of your Shares and the price you receive when you sell them.

Whenever you sell Shares of a Fund, the Transfer Agent will send you or your Investment Professional a confirmation statement showing how many Shares you sold and at what price. You also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.

"BUYING A DIVIDEND." If you buy Shares just before a Fund deducts a capital gain distribution or dividend distribution, as applicable, from its NAV, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution.

CURRENCY CONSIDERATIONS. If a Fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each of the Funds may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your Shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your Shares. The statement you receive in January will specify whether any distributions included a return of capital.

Undistributed net gains from currency transactions, if any, will generally be distributed as a separate dividend in December.

There are tax requirements that all Funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund may have to limit its investment activity in some types of instruments.

VALUATION DETAILS

THE FUNDS ARE OPEN FOR BUSINESS each day the NYSE is open. Each Fund's NAV is calculated as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time.

A FUND'S NAV is the value of a single Share. The NAV of each Fund is computed by dividing the value of the Fund's Assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities, allocable to the Institutional Class Shares by the total number of its Shares outstanding. Each Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by Bankers Trust pursuant to procedures adopted by the Portfolio's Board of Trustees. These procedures require Bankers Trust to value such a security at the same value as an equivalent security which is readily marketable and, in making such comparisons, to consider all relevant factors under applicable guidelines of the SEC.

WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a Fund to withhold 31% of your taxable distributions and redemptions.

YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE: Your Investment Professional or the Transfer Agent may only be liable for losses resulting from unauthorized transactions if they do not follow reasonable procedures designed to verify the identity of the caller. Your Investment Professional or the Transfer Agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call your Investment Professional or the Transfer Agent for instructions. Additional documentation may be required from corporations, associations and certain fiduciaries.

EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in Bankers Trust's opinion, they would disrupt management of a Fund.

WHEN YOU PLACE AN ORDER TO BUY SHARES, your Shares will be purchased at the next NAV or offering price, as applicable, calculated after your order is received and accepted by the Transfer Agent. Note the following:

o         All checks should be made payable to the specific Fund.

o All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

o The Funds do not accept third party checks, except those payable to an existing shareowner who is a natural person (not a corporation or partnership), credit cards or cash.

o When making a purchase with more than one check, each check must have a value of at least $50.

o Each Fund reserves the right to limit the number of checks processed at one time.

o If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees a Fund or the Transfer Agent has incurred.

o When purchase are made by check or periodic automatic investment, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.


o Direct Purchases: You begin to earn dividends as of the first business day following the day the Fund receives payment.

o Automated Order Purchases: You begin to earn dividends as of the business day your order is received and accepted.

AUTOMATED ORDERS PURCHASE. Shares of the Funds can be purchased or sold through Investment Professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.

TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying Shares by bank wire, U.S. Postal money order, U.S. Treasury check, or Federal Reserve check.

WHEN YOU PLACE AN ORDER TO SELL SHARES, your Shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:

o Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a Fund it may take up to seven days to pay you.

o        Shares of the Funds will earn dividends through the date of redemption;
         however, Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.

o Each Fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected which can take up to seven business days.

o Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

EXCHANGE LIMITATIONS

As a shareholder, you have the privilege of exchanging Shares of a Fund for Shares of other BT Global Investors Funds (or the BT Investment Money Market
Fund) at NAV. However, you should note the following:

o The Fund you are exchanging into must be registered for sale in your state.

o You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

o        Before exchanging into a Fund, read its Prospectus.

o Exchanges between BT Global Investors Funds described in this prospectus and BT Global Investors Funds described in other prospectuses are restricted during the 90 days following purchase. Exchanges among BT Global Investors Funds described in this prospectus are permitted any time after purchase.

o        Exchanges may have tax consequences for you.

o Because excessive trading can hurt Fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.

o Each Fund reserves the right to refuse exchange purchases by any person or group if, in Bankers Trust's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

o Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund.

o Although the Funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The Funds reserve the right to terminate or modify the exchange privilege in the future on 60 days' notice to shareholders.

ADDITIONAL INFORMATION ABOUT THE TRUST AND PORTFOLIOS

Each Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. Each Fund (with the exception of the Equity 500 Index Fund) is a separate diversified series of BT Global Investors, a Massachusetts business trust. The Equity 500 Index Fund is a separate diversified series of BT Institutional Funds. Each Fund (with the exception of the Equity 500 Index Fund) offers two classes of Shares of beneficial interest, Institutional Class Shares and Advisor Class Shares. Each of U.S. Bond Index Portfolio, Equity 500 Equal Weighted Index Portfolio, Small Cap Index Portfolio, and EAFE Equity Index Portfolio is a separate diversified series of BT Investment Portfolios, a New York master trust fund. The Equity 500 Index Portfolio is a New York trust.

Each Portfolio (other than the Equity 500 Index Portfolio) is a separate subtrust (or "Series") of BT Investment Portfolios. Each Trust and BT Investment Portfolios reserves the right to add additional series in the future. The Trust also reserves the right to issue additional classes of Shares of each Fund.

The Trusts or a Portfolio may hold special meetings and mail proxy materials. These meetings may be called to elect or remove trustees, change fundamental policies, approve Portfolio's investment advisory agreement, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Each Trust's Transfer Agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on.

When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of one of the Funds or classes is required on any matter affecting only that Fund or class on which shareholders are entitled to vote. Shareholders of a Fund or class are not entitled to vote on Trust matters that do not affect that Fund or class, respectively, and do not require a separate vote of the Fund or class. All series of each Trust and all classes will vote together on certain matters, such as electing trustees or approving independent public auditors. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of that Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of that Trust's outstanding shares. Each Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

Each series of a Trust will vote separately on any matter involving the corresponding Portfolio. Shareholders of all of the series of a Trust will, however, vote together to elect Trustees of that Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes. The series of BT Investment Portfolios will vote together or separately on matters in the same manner, and in the same circumstances, as do the series of the Trusts. As with the Trusts, the investors in one or more series of BT Investment Portfolios could control the outcome of these votes.

The Trusts are each an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust of each of BT Investment Portfolios and the Equity 500 Index Portfolio provides that each Fund and other entities investing in a Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and a Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trusts believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds' investing in the Portfolios. No series of BT Investment Portfolios has any preference over any other series.

APPENDIX

The tables below shows the performance of the S&P 500, the Russell 2000, the Aggregate Bond Index and the EAFE Index for the ten years from 1984 through 1994. Stock prices fluctuated widely during the period but were higher at the end than at the beginning. The results shown should not be considered as a representation of the income or capital gain or loss which may be generated by the respective Index in the future. Nor should this be considered as a representation of the past or future performance of the Fund.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX*

                              PRICE
           YEAR END           CHANGES IN            DIVIDEND            TOTAL
YEAR       INDEX VALUE        INDEX FOR YEAR        REINVESTMENT        RETURN
1994       459.27             -1.54%                2.86%                1.36%
1993       466.45              7.06%                3.02%               10.08%
1992       435.69              4.46%                3.16%                7.62%
1991       417.09             26.31%                4.16%               30.47%
1990       330.22             -6.56%                3.46%               -3.10%
1989       353.40             27.25%                4.44%               31.69%
1988       277.72             12.40%                4.21%               16.61%
1987       247.08              2.03%                3.07%                5.10%
1986       242.17             14.62%                3.94%               18.56%
1985       211.28             26.33%                5.24%               31.57%
1984       167.24              1.40%                4.70%                6.10%

*Source: Standard & Poor's Corporation. Total returns for the S&P 500 include the change in price of S&P 500 stocks and assume reinvestment of all dividends paid by S&P 500 stocks.



                                   Appendix-1

LEHMAN BROTHERS AGGREGATE BOND INDEX

                                PRICE
             YEAR END           CHANGES IN           DIVIDEND           TOTAL
YEAR         INDEX VALUE        INDEX FOR YEAR       REINVESTMENT       RETURN
1994         474.52                                                     -2.92%
1993         491.78                                                      9.75%
1992         439.21                                                      7.40%
1991         402.05                                                     16.00%
1990         332.79                                                      8.96%
1989         297.20                                                     14.53%
1988         246.81                                                      7.89%
1987         221.46                                                      2.76%
1986         212.84                                                     15.26%
1985         171.41                                                     22.10%
1984         122.28                                                     15.15%

RUSSELL 2000 SMALL STOCK INDEX

                                PRICE
             YEAR END           CHANGES IN           DIVIDEND           TOTAL
YEAR         INDEX VALUE        INDEX FOR YEAR       REINVESTMENT       RETURN

1994         250.36                                                     -2.43%
1993         258.59                                                     13.36%
1992         189.94                                                     51.19%
1990         132.20                                                    -17.41%
1989         168.31                                                     20.17%
1988         147.36                                                     20.37%
1987         120.42                                                    -10.48%
1986         135.00                                                      3.58%
1985         129.87                                                     30.97%
1984         101.49                                                    -15.83%

                                   Appendix-2

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

                                PRICE
             YEAR END           CHANGES IN           DIVIDEND           TOTAL
YEAR         INDEX VALUE        INDEX FOR YEAR       REINVESTMENT       RETURN


1994         1037.86                                                      8.06%
1993          976.90                                                     32.95%
1992          748.20                                                    -11.86%
1991          868.90                                                     12.48%
1990          791.50                                                    -23.16%
1989         1047.90                                                     10.78%
1988          954.00                                                     28.57%



BT0472B

                                   Appendix-3

BT0473B
STATEMENT OF
ADDITIONAL INFORMATION
              , 1995

BT GLOBAL INVESTORS -- INSTITUTIONAL CLASS SHARES

U.S. BOND INDEX FUND
EQUITY 500 EQUAL WEIGHTED INDEX FUND
SMALL CAP INDEX FUND
EAFE EQUITY INDEX FUND
BT INSTITUTIONAL EQUITY 500 INDEX FUND


BT Global Investors (the "Trust") is comprised of ten funds. The funds listed above (with the exception of BT Institutional Equity 500 Index Fund) (each, a "Fund") are each a series of the Trust and offers two classes of shares (each a "Class" and collectively the "Classes"). This Statement of Additional Information describes the Institutional Class Shares. BT Institutional Equity 500 Index Fund (the "Equity 500 Index Fund") is a series of the BT Institutional Funds (together with the Trust, the "Trusts").

         TABLE OF CONTENTS

         Risk Factors and Certain Securities and Investment Practices . . .
         Performance Information  . . . . . . . . . . . . . . . . . . . . .
         Valuation of Securities; Redemptions and Purchases in Kind . . . .
         Management of the Trusts and the Portfolios  . . . . . . . . . . .
         Organization of the Trusts . . . . . . . . . . . . . . . . . . . .
         Taxation . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Financial Statements . . . . . . . . . . . . . . . . . . . . . . .
         Appendix . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

As described in the Prospectus, the Trusts seek to achieve the investment objectives of each Fund by investing all the investable assets ("Assets") of the Fund in a diversified open-end management investment company (or a series thereof) having the same investment objectives as such Fund. These investment companies are, respectively, Equity 500 Index Portfolio and BT Investment Portfolios. Bond Index Portfolio, Equity 500 Equal Weighted Index Portfolio, Small Cap Index Portfolio and EAFE Equity Index Portfolio are each a series of BT Investment Portfolios.

Since the investment characteristics of the Funds will correspond directly to those of the respective Portfolio in which the Fund invests all of its Assets, the following is a discussion of the various investments of and techniques employed by the Portfolios.

Shares of the Funds are sold by Signature Broker-Dealer Services, Inc. ("Signature"), the Trusts' Distributor, to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolios' Adviser, and to clients and customers of other organizations.

The Trusts' Prospectus for the Funds is dated           , 1995.  The Prospectus
provides the basic information investors should know before investing and may be obtained without charge by calling the Trust at the telephone number listed below or by contacting your Investment Professional. This Statement of Additional Information, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trusts and should be read in conjunction with the Funds' Prospectus. This Statement of Additional Information is not an offer of any Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Fund's Prospectus.








                             BANKERS TRUST COMPANY
             INVESTMENT ADVISER OF EACH PORTFOLIO AND ADMINISTRATOR
                     SIGNATURE BROKER-DEALER SERVICES, INC.
                                  DISTRIBUTOR

    6 St. James Avenue     Boston, Massachusetts 02116     (800) 422-6577

          RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES

                             INVESTMENT OBJECTIVES

The investment objective(s) of each Fund is described in that Fund's Prospectus. There can, of course, be no assurance that any Fund will achieve its investment objective(s).

                              INVESTMENT PRACTICES

Each Fund seeks to achieve its investment objective by investing all of its Assets in the corresponding Portfolio. The Trusts may withdraw a Fund's investment from the corresponding Portfolio at any time if the Board of Trustees of the respective Trust determines that it is in the best interests of the Fund to do so.

Since the investment characteristics of each Fund will correspond directly to those of the corresponding Portfolio, the following is a discussion of the various investments of and techniques employed by each Portfolio.

CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix to this Statement of Additional Information.

ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

The Adviser will monitor the liquidity of Rule 144A securities in each Portfolio's portfolio under the supervision of the Portfolio's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security and (iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

LENDING OF PORTFOLIO SECURITIES. Each Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Portfolio will not lend securities to Bankers Trust, Signature or their affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees of the Portfolio must terminate the loan and regain the right to vote the securities.

SHORT-TERM INSTRUMENTS. When a Portfolio experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Portfolio's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S dollars or in foreign currencies.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each Portfolio may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, each Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Portfolio may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

EQUITY INVESTMENTS. The Portfolios may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure.

SWAP AGREEMENTS. Swap agreements are contracts entered into by two parties, primarily institutional investors, for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. The notional amount of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Portfolio's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Portfolio's portfolio.

The use of swap agreements will be successful in furthering its investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Portfolio will enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio's repurchase agreement guidelines. Certain restrictions imposed on the Portfolios by the Internal Revenue Code may limit the Portfolios' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (the "CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission (the "CFTC") effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by eligible participants, which includes the following, provided the participant's total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the Investment Company Act of 1940, as amended (the "1940 Act"), commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have asset exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a "safe harbor" for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that: (i) have individually tailored terms; (ii) lack exchange style offset and the use of a clearing organization or margin system; (iii) are undertaken in conjunction with a line of business; and (iv) are not marketed to the public.

REVERSE REPURCHASE AGREEMENTS. The Portfolios may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time a Portfolio enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government
Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by a Portfolio.

WARRANTS. Warrants entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

CONVERTIBLE SECURITIES. Convertible securities may be a debt security or preferred stock which may be converted into common stock or carries the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

         GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any GNMA guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

         The Ginnie Mae Certificates in which the U.S. Bond Index Portfolio will invest will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed-rate level payment mortgage loans; (ii) fixed-rate graduated payment mortgage loans; (iii) fixed-rate growing equity mortgage loans; (iv) fixed-rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to four-family housing units.

         FANNIE MAE CERTIFICATES. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of FNMA are not backed by the full faith and credit of the U.S. Government.

         Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (I.E., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed-rate level payment mortgage loans; (ii) fixed-rate growing equity mortgage loans; (iii) fixed-rate graduated payment mortgage loans; (iv) variable rate mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed-rate and adjustable mortgage loans secured by multifamily projects.

         FREDDIE MAC CERTIFICATES. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. Government.

         Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participating interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

         ADJUSTABLE RATE MORTGAGES - INTEREST RATE INDICES. Adjustable rate mortgages in which the U.S. Bond Index Portfolio invests may be adjusted on the basis of one of several indices. The One Year Treasury Index is the figure derived from the average weekly quoted yield on U.S. Treasury Securities adjusted to a constant maturity of one year. The Cost of Funds Index reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona, California and Nevada (the "FHLB Eleventh District") that are member institutions of the Federal Home Loan Bank of San Francisco (the "FHLB of San Francisco"), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds Index on the last working day of the month following the month in which the cost of funds was incurred.

         A number of factors affect the performance of the Cost of Funds Index and may cause the Cost of Funds Index to move in a manner different from indices based upon specific interest rates, such as the One Year Treasury Index. Because of the various origination dates and maturities of the liabilities of members of the FHLB Eleventh District upon which the Cost of Funds Index is based, among other things, at any time the Cost of Funds Index may not reflect the average prevailing market interest rates on new liabilities of similar maturities. There can be no assurance that the Cost of Funds Index will necessarily move in the same direction or at the same rate as prevailing interest rates since as longer term deposits or borrowings mature and are renewed at market interest rates, the Cost of Funds Index will rise or fall depending upon the differential between the prior and the new rates on such deposits and borrowings. In addition, dislocations in the thrift industry in recent years have caused and may continue to cause the cost of funds of thrift institutions to change for reasons unrelated to changes in general interest rate levels. Furthermore, any movement in the Cost of Funds Index as compared to other indices based upon specific interest rates may be affected by changes instituted by the FHLB of San Francisco in the method used to calculate the Cost of Funds Index. To the extent that the Cost of Funds Index may reflect interest changes on a more delayed basis than other indices, in a period of rising interest rates, any increase may produce a higher yield later than would be produced by such other indices, and in a period of declining interest rates, the Cost of Funds Index may remain higher than other market interest rates which may result in a higher level of principal prepayments on mortgage loans which adjust in accordance with the Cost of Funds Index than mortgage loans which adjust in accordance with other indices.

         LIBOR, the London interbank offered rate, is the interest rate that the most creditworthy international banks dealing in U.S. dollar-denominated deposits and loans charge each other for large dollar-denominated loans. LIBOR is also usually the base rate for large dollar-denominated loans in the international market. LIBOR is generally quoted for loans having rate adjustments at one, three, six or twelve month intervals.

         ASSET-BACKED SECURITIES. The asset-backed securities in which the U.S. Bond Index Portfolio may invest are limited to those which are readily marketable,  dollar-denominated  and rated BBB or  higher by  Standard  & Poor's
Corporation ("S&P") or Baa or higher by Moody's Investors Services, Inc. ("Moody's"). Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES--TYPES OF CREDIT SUPPORT. The mortgage-backed securities in which the U.S. Bond Index Portfolio may invest are limited to those relating to residential mortgages. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The U.S. Bond Index Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

         STRIPPED MORTGAGE-BACKED SECURITIES. The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

FOREIGN SECURITIES: SPECIAL CONSIDERATIONS CONCERNING HONG KONG, MALAYSIA, SINGAPORE AND JAPAN. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

Hong Kong's impending return to Chinese dominion in 1997 has not initially had a positive effect on its economic growth which was vigorous in the 1980s. However, authorities in Beijing have agreed to maintain a capitalist system for 50 years that, along with Hong Kong's economic growth, continued to further strong stock market returns. In preparation for 1997, Hong Kong has to develop trade with China, where it is the largest foreign investor, while also maintaining its longstanding export relationship with the United States. Spending on infrastructure improvements is a significant priority of the colonial government while the private sector continues to diversify abroad based on its position as an established international trade center in the Far East.

The Hong Kong stock market is undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations.

The Malaysian economy continued to perform well, growing at an average annual rate of 9% from 1987 through 1991. This placed Malaysia as one of the fastest growing economies in the Asian-Pacific region. Malaysia has become the world's third-largest producer of semiconductor devices (after the US and Japan) and the world's largest exporter of semiconductor devices. More remarkable is the country's ability to achieve rapid economic growth with relative price stability (2% inflation over the past five years) as the government followed prudent fiscal/monetary policies. Malaysia's high export dependence level leaves it vulnerable to a recession in the Organization for Economic Cooperation and Development countries or a fall in world commodity prices.

Singapore has an open entrepreneurial economy with strong service and manufacturing sectors and excellent international trading links derived from its entrepot history. During the 1970's and early 1980's, the economy expanded rapidly, achieving an average annual growth rate of 9%. Per capita GDP is among the highest in Asia. Singapore holds a position as a major oil refining and services center.

Investing in Japanese securities may involve the risks associated with investing in foreign securities generally. In addition, because it invests in Japan, the EAFE Equity Index Portfolio will be subject to the general economic and political conditions in Japan.

Share prices of companies listed on Japanese stock exchanges and on the Japanese OTC market reached historical peaks (which were later referred to as the "bubble") as well as historically high trading volumes in 1989 and 1990. Since then, stock prices in both markets decreased significantly, with listed stock prices reaching their lowest levels in the third quarter of 1992 and OTC stock prices reaching their lowest levels in the fourth quarter of 1992. During the period from January 1, 1989 through December 31, 1994, the highest Nikkei stock average and Nikkei OTC average were 38,915.87 and 4,149.20, respectively, and the lowest for each were 14,309.41 and 1,099.32, respectively. There can be no assurance that additional market corrections will not occur.

The common stocks of many Japanese companies continue to trade at high price earnings ratios in comparison with those in the United States, even after the recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.

Since the EAFE Equity Index Portfolio invests in securities denominated in yen, changes in exchange rates between the U.S. dollar and the yen affect the U.S. dollar value of the EAFE Equity Index Portfolio's assets. Such rate of exchange is determined by forces of supply and demand on the foreign exchange markets. These forces are in turn affected by the international balance of payments and other economic, political and financial conditions, government intervention, speculation and other factors.

Japanese securities held by the EAFE Equity Index Portfolio are not registered with the SEC nor are the issuers thereof subject to its reporting requirements. There may be less publicly available information about issuers of Japanese securities than about U.S. companies and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Although the Japanese economy has grown substantially over the past four decades, recently the rate of growth had slowed substantially. During 1991, 1992 and 1993, the Japanese economy grew at rates of 4.3%, 1.1% and 0.1%, respectively, as measured by real gross domestic product.

Japan's success in exporting its products has generated a sizeable trade surplus. Such trade surplus has caused tensions at times between Japan and some of its trading partners. In particular, Japan's trade relations with the United States have recently been the subject of discussion and negotiation between the two nations. The United States has imposed certain measures designed to address trade issues in specific industries. These measures and similar measures in the future may adversely affect the performance of the EAFE Equity Index Portfolio.

Japan's economy has typically exhibited low inflation and low interest rates. There can be no assurance that low inflation and low interest rates will continue, and it is likely that a reversal of such factors would adversely affect the Japanese economy. Moreover, the Japanese economy may differ, favorably or unfavorably, from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

Japan has a parliamentary form of government. In 1993 a coalition government was formed which, for the first time since 1955, did not include the Liberal Democratic Party. Since mid-1993, there have been several changes in leadership in Japan. What, if any, effect the current political situation will have on prospective regulatory reforms of the economy in Japan cannot be predicted. Recent and future developments in Japan and neighboring Asian countries may lead to changes in policy that might adversely affect the EAFE Equity Index Portfolio.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

GENERAL. The successful use of such instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

Successful use of the futures contract and related options are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or currency in the Portfolio. Successful use of futures or options contracts is further dependent on Bankers Trust's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgement will be correct. Successful use of options on securities or stock indices are subject to similar risk considerations. In addition, by writing covered call options, the Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying securities above the options exercise price.

FUTURES CONTRACTS. Each Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies, or contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. Each Portfolio may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Portfolio may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.

At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

The purpose of the acquisition or sale of a futures contract, in the case of a Portfolio which holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities.

Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt security in the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent a Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolios, if the Adviser's investment judgment about the general direction of interest rates is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if a Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS. Each Portfolio may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the underlying security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The Board of Trustees of each Portfolio has adopted the requirement that futures contracts and options on futures contracts be used only as a hedge and not for speculation. In addition to this requirement, the Board of Trustees of each

Portfolio has also adopted a restriction that the Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Portfolio.

OPTIONS ON FOREIGN CURRENCIES. The EAFE Equity Index Portfolio may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the EAFE Equity Index Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The EAFE Equity Index Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the EAFE Equity Index Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The EAFE Equity Index Portfolio intends to write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities and other high quality liquid debt securities in a segregated account with its custodian.

The EAFE Equity Index Portfolio also intends to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio collateralizes the option by maintaining in a segregated account with its custodian, cash or U.S. Government securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. Unlike transactions entered into by a Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Portfolio's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Portfolio will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions  also  could be  adversely  affected  by:  (i) other  complex  foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

OPTIONS ON SECURITIES. Each Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.

When a Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When a Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

A Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio, may make a "closing sale transaction" which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When a Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

A Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

A Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's portfolio securities. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

Each Portfolio has adopted certain other nonfundamental policies concerning option transactions which are discussed below. The Portfolio's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

A Portfolio may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolios' Trustees.

OPTIONS ON SECURITIES INDICES. In addition to options on securities, each Portfolio may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

EAFE Equity Index Portfolio may, to the extent allowed by Federal and state securities laws, invest in securities indices instead of investing directly in individual foreign securities.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Adviser believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Portfolio's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Because each Portfolio may buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, each Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Portfolio either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by a Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Each Portfolio maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Each Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, a Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Portfolio's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject a Portfolio to certain risks.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a
Portfolio  may not  always  be able  to  enter  into  foreign  currency  forward contracts
at attractive prices and this will limit the Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

RATING SERVICES

The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, Bankers Trust also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require a Fund to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in the Funds' Prospectus is set forth in the Appendix herein.

INVESTMENT RESTRICTIONS

The following investment restrictions are "fundamental policies" of each Fund and each Portfolio and may not be changed with respect to the Fund or the Portfolio without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or of the total beneficial interests of the Portfolio) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of a Portfolio, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by that Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

As a matter of fundamental policy, no Portfolio (or Fund) may (except that no investment restriction of a Fund shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objectives):

         (1) borrow  money or mortgage or  hypothecate  assets of the  Portfolio
(Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio's (Fund's) assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause
(i) under the caption "State and Federal Restrictions" below (as an operating policy, the Portfolios may not engage in dollar roll transactions);

         (2) underwrite securities issued by other persons except insofar as the Portfolios (Trust or the Funds) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately (under current regulations, the Portfolio's (Fund's) fundamental policy with respect to 20% risk weighing for financial institutions prevent the Portfolio (Fund) from engaging in securities lending);

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Trust) may hold and sell, for the Portfolio's (Fund's) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);

         (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Portfolio's (Fund's) investment objective(s), up to 25% of its total assets may be invested in any one industry; and

         (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

STATE AND FEDERAL RESTRICTIONS. In order to comply with certain state and Federal statutes and policies each Portfolio (or the Trust, on behalf of each Fund) will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objectives):

           (i) borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Portfolio's (Fund's) total assets (taken at cost), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its total assets;

          (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

         (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

          (iv) sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Portfolio (Fund), and the value of securities of any one issuer in which the Portfolio (Fund) is short exceeds the lesser of 2.0% of the value of the Portfolio's (Fund's) net assets or 2.0% of the securities of any class of any U.S. issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities of the Portfolio (Fund) contemporaneously owns or has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (the Portfolios (Funds) have no current intention to engage in short selling);

          (v) invest for the purpose of exercising control or management;

          (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers;

                           (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund); provided further that, except in the case of a merger or consolidation, the Portfolio (Fund) shall not purchase any securities of any open-end investment company unless the Portfolio (Fund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and
                           (2) incurs no sales charge in connection with the investment;

         (vii) invest more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) in securities (excluding Rule 144A securities) that are restricted as to resale under the 1933 Act;

          (viii) invest more than 15% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) in (a) securities (including Rule 144A securities) that are restricted as to resale under the 1933 Act, and (b) securities that are issued by issuers which (including predecessors) have been in operation less than three years (other than U.S. Government securities), provided, however, that no more than 5% of the Portfolio's (Fund's) total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;

          (ix) with respect to 75% of the Portfolio's (Fund's) total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio (Fund) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

          (x) with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. Government securities) of any one issuer;

          (xi) invest in securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Portfolio (Trust), or is an officer or partner of the Adviser, if after the purchase of the securities of such issuer for the Portfolio (Fund) one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

          (xii) invest in warrants (other than warrants acquired by the Portfolio (Fund) as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's (Fund's) net assets or if, as a result, more than 2% of the Portfolio's (Fund's) net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws;

          (xiii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the Investment Practices of the Portfolio (Fund) and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Portfolio's (Fund's) net assets; (c) the securities subject to the exercise of the call written by the Portfolio (Fund) must be owned by the Portfolio
                           (Fund) at the time the call is sold and must continue to be owned by the Portfolio (Fund) until the call has been exercised, has lapsed, or the Portfolio
                           (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's (Fund's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio (Fund) establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Portfolio
                           (Fund) will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

          (xiv) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and:
                           (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's (Fund's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's (Fund's) total assets.

There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

Each Fund will comply with the state securities laws and regulations of all states in which it is registered. Each Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of a Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for a Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for a Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio may determine, the Adviser may consider sales of shares of the Trust and of other investment company clients of Bankers Trust as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market and statistical information from brokers and dealers can be useful to a Portfolio and to the Adviser, it is the opinion of the management of the Portfolios that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolios, and not all such information is used by the Adviser in connection with the Portfolios. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolios.

In certain instances there may be securities which are suitable for a Portfolio as well as for one or more of the Adviser's other clients. Investment decisions for a Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Portfolio is concerned. However, it is believed that the ability of a Portfolio to participate in volume transactions will produce better executions for the Portfolio.

For the years ended December 31, 1994 and 1993, Equity 500 Index Portfolio paid brokerage commissions in the amount of $97,069 and $63,408, respectively.

                            PERFORMANCE INFORMATION

                        STANDARD PERFORMANCE INFORMATION

From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

         YIELD: Yields for a Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purpose of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

         Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         TOTAL RETURN: A Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

         PERFORMANCE RESULTS: Any total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the corresponding Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund and the corresponding Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                         COMPARISON OF FUND PERFORMANCE

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for a Fund's performance information could include the following:

ASIAN WALL STREET JOURNAL, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CHANGING  TIMES,  THE  KIPLINGER   MAGAZINE,   a  monthly  investment   advisory
publication  that  periodically   features  the  performance  of  a  variety  of
securities.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL TIMES, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

GLOBAL  INVESTOR,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

INVESTOR'S DAILY, a daily newspaper that features financial, economic and business news.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

MORNINGSTAR INC., a publisher of financial information and mutual fund research.


NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

VALUE LINE, a biweekly publication that reports on the largest 15,000 mutual funds.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

WEISENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

WORKING WOMEN, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

           VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND

Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

Securities for which market quotations are not available are valued by Bankers Trust pursuant to procedures adopted by each Portfolio's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

                  type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

To the extent that a Portfolio purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser of the Portfolio will value such securities based upon all relevant factors as outlined in FRR 1.

The Trust, on behalf of each Fund, and each Portfolio reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, or the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund, and each Portfolio have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund and each Portfolio are obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund or the Portfolio, as the case may be, at the beginning of the period.

Each Portfolio has agreed to make a redemption in kind to the corresponding Fund whenever the Fund wishes to make a redemption in kind and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of the corresponding Portfolio and in no case will they receive a security issued by the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals which are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.

Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Bankers Trust, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

                   MANAGEMENT OF THE TRUST AND THE PORTFOLIOS

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds or
Portfolios they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds/Portfolios and review the Funds' performance.

The Trustees and officers of the Trusts and Portfolios and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated, the address of each Trustee and officer is 6 St. James Avenue, Boston, Massachusetts.

                      TRUSTEES OF THE BT GLOBAL INVESTORS

HARRY VAN BENSCHOTEN -- Trustee; retired (since 1987); Corporate Vice President, Newmont Mining Corporation (prior to 1987). His address is 105 Seminary Street, New Canaan, Connecticut 06840.

PHILIP W. COOLIDGE* -- President and Trustee; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. ("SFG") (since December, 1988) and Signature (since April, 1989).

MARTIN J. GRUBER -- Trustee; Chairman of the Finance Department and Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964).

BRUCE E. LANGTON -- Trustee; Retired; Director, Adela Investment Co. and University Patents, Inc.; formerly Assistant Treasurer of IBM Corporation (until
1986).  His address is 99 Jordan Lane, Stamford, Connecticut 06903.

                       TRUSTEES OF BT INSTITUTIONAL FUNDS

RICHARD J.  HERRING --  Trustee;  Professor,  Finance  Department,  The  Wharton
School, University of Pennsylvania. His address is The Wharton School, University of Pennsylvania Finance Department, 3303 Steinberg Hall/Dietrich Hall, Philadelphia, Pennsylvania 19104.

BRUCE E. LANGTON -- Trustee; retired; Director, Adela Investment Co. and University Patents, Inc.; formerly Assistant Treasurer of IBM Corporation (until
1986).  His address is 99 Jordan Lane, Stamford, Connecticut 06903.

CHARLES P. BIGGAR -- Trustee; Retired; Director of Chase/NBW Bank Advisory Board; Director, Batemen, Eichler, Hill Richards Inc.; formerly Vice President of International Business Machines and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

PHILIP W. COOLIDGE* -- President and Trustee; Chairman, Chief Executive Officer and President, SFG (since December, 1988) and Signature (since April, 1989).

                           TRUSTEES OF THE PORTFOLIOS

PHILIP SAUNDERS, JR. -- Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

CHARLES P. BIGGAR -- Trustee; Retired; Director of Chase/NBW Bank Advisory Board; Director, Batemen, Eichler, Hill Richards Inc.; formerly Vice President of International Business Machines and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL -- Trustee; Retired; Director, Coutts & Co. Group, Coutts & Co. (U.S.A.) International; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

RICHARD J.  HERRING --  Trustee;  Professor,  Finance  Department,  The  Wharton
School, University of Pennsylvania. His address is The Wharton School, University of Pennsylvania Finance Department, 3303 Steinberg Hall/Dietrich Hall, Philadelphia, Pennsylvania 19104.

PHILIP W. COOLIDGE* -- President and Trustee; Chairman, Chief Executive Officer and President, SFG (since December, 1988) and Signature (since April, 1989).

                     OFFICERS OF THE TRUSTS AND PORTFOLIOS

Unless otherwise specified, each officer listed below holds the same position with each Trust and each Portfolio.

JOHN R. ELDER - Treasurer; Vice President, SFG (since April, 1995); Treasurer, Phoenix Family of Mutual Funds (prior to April, 1995); Audit Manager, Price Waterhouse (prior to 1983).

DAVID G. DANIELSON -- Assistant  Treasurer;  Assistant Manager,  SFG (since May,
1991);  Graduate  Student,  Northeastern  University (from April, 1990 to March,
1991);  Tax  Accountant & Systems  Analyst,  Putnam  Companies  (prior to March,
1990).

JAMES S. LELKO, JR. -- Assistant Treasurer; Assistant Manager, SFG (since January 1993); Senior Tax Compliance Accountant, Putnam Investments (prior to December 1992).

BARBARA M. O'DETTE -- Assistant Treasurer; Assistant Treasurer, SFG (since December, 1988) and Signature (since April, 1989); Administrative Controller, Massachusetts Financial Services Company (prior to December, 1988).

DANIEL E. SHEA -- Assistant Treasurer; Assistant Manager, SFG (since November
1993); Supervisor and Senior Technical Advisor, Putnam Investments (prior to November 1993).

THOMAS M. LENZ -- Secretary; Vice President and Associate General Counsel, SFG (since November, 1989); Assistant Secretary, Signature (since February, 1991); Attorney, Ropes & Gray (prior to November, 1989).

LINDA T. GIBSON -- Assistant Secretary; Legal Counsel and Assistant Secretary, SFG (since May, 1992); Assistant Secretary, Signature (since October, 1992); student, Boston University School of Law (September, 1989 to May, 1992); Product Manager, SFG (January, 1989 to September, 1989).

MOLLY S. MUGLER -- Assistant Secretary; Legal Counsel and Assistant Secretary, SFG (since December, 1988); Assistant Secretary, Signature (since April, 1989).

ANDRES E. SALDANA -- Assistant  Secretary;  Legal Counsel,  SFG (since November,
1992); Assistant Secretary, Signature (since September, 1993); Attorney, Ropes & Gray (September, 1990 to November, 1992); law student, Yale Law School (September, 1987 to May, 1990).

Messrs. Coolidge, Danielson, Elder, Lelko, Lenz, Saldana and Shea and Mss. Gibson, Mugler and O'Dette also hold similar positions for other investment companies for which Signature or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trusts or the Portfolios. No director, officer or employee of Signature or any of its affiliates will receive any compensation from the Trusts or the Portfolios for serving as an officer or Trustee of the Trusts or the Portfolios. Each Portfolio and International Equity, Capital Appreciation, Cash Management, Treasury Money, Tax Free Money, NY Tax Free Money, Utility, Short/Intermediate U.S. Government Securities, Intermediate Tax Free, Asset Management and BT Investment Portfolios (together with the Trusts, the "Fund Complex") collectively pay each Trustee who is not a director, officer or employee of the Adviser, the Distributor, the Administrator or any of their affiliates an annual fee of $10,000, respectively, per annum plus $500, respectively, per meeting attended and reimburses them for travel and out-of-pocket expenses.

For the year ended December 31, 1994, the BT Institutional Equity 500 Index Fund accrued Trustees fees equal to $5,058. For the year ended December 31, 1994, the Equity 500 Index Portfolio accrued Trustees fees of $2,059.

Bankers Trust reimbursed the BT Institutional Equity 500 Index Fund and Equity 500 Index Portfolio for a portion of its their Trustees fees for the period above. See "Investment Adviser" and "Administrator" below.

As of [ ], 1995, the Trustees and officers of the Trusts and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or Trust (all series taken together).

                               INVESTMENT ADVISER

Under the terms of each Portfolio's investment advisory agreement with Bankers Trust (the "Advisory Agreement"), Bankers Trust manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. Bankers Trust will: (i) act in strict conformity with each Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage each Portfolio in accordance with the Portfolio's investment objectives, restrictions and policies; (iii) make investment decisions for each Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of each Portfolio.

Bankers Trust bears all expenses in connection with the performance of services under each Advisory Agreement. The Trust and each Portfolio bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or the Portfolio who are not officers, directors or employees of Bankers Trust, Signature or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.

For the years ended December 31, 1994 and 1993, Bankers Trust accrued $428,346 and $74,893, respectively, in compensation for investment advisory services provided to the Equity 500 Index Portfolio. During the same periods, Bankers Trust reimbursed $249,230 and $72,112, respectively, to the Portfolio to cover expenses.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolios, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolios that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolios, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

The Institutional Class Shares' prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees. Such waivers by Bankers Trust shall stay in effect for at least 12 months.

ADMINISTRATOR

Under the administration and services agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trusts and the Portfolios reasonably deem necessary for the proper administration of the Trusts or the Portfolios. Bankers Trust will: generally assist in all aspects of each class of shares of each Funds' and Portfolios' operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to a sub-administration agreement (the "Sub-Administration Agreement"), Signature performs such sub-administration duties for the Trusts and the Portfolios as from time to time may be agreed upon by Bankers Trust and Signature. The Sub-Administration Agreement provides that Signature will receive such compensation as from time to time may be agreed upon by Signature and Bankers Trust. All such compensation will be paid by Bankers Trust.

For the years ended December 31, 1994 and 1993, Bankers Trust accrued $139,997 and $36,735, respectively in compensation for administrative and other services provided to BT Institutional Equity 500 Index Fund. During the same periods, Bankers Trust reimbursed $194,084 and $112,866, respectively, to BT Institutional Equity 500 Index Fund to cover expenses.

For the years ended December 31, 1994 and 1993, Bankers Trust received $214,173 and $37,446, respectively, in compensation for administrative and other services provided to the Equity 500 Index Portfolio.

Bankers Trust has agreed that if in any fiscal year the aggregate expenses of any Fund and its respective Portfolio (including fees pursuant to the Advisory Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over a Fund or Class, Bankers Trust will reimburse that Fund for the excess expense to the extent required by state law. As of the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to any Fund or Class is 2.50% of the Fund's or Class' first $30 million of average annual net assets, 2.00% of the next $70 million of average annual net assets and 1.50% of the remaining average annual net assets.

CUSTODIAN AND TRANSFER AGENT

Bankers Trust, 280 Park Avenue, New York, New York 10017, serves as Custodian for the Trusts and for the Portfolios pursuant to the administration and services agreements. As Custodian, it holds the Funds' and each Portfolio's assets. Bankers Trust also serves as transfer agent of the Trusts and of each Portfolio pursuant to the respective administration and services agreement. Under its transfer agency agreement with the Trusts, Bankers Trust maintains the shareholder account records for each Class of shares of each Fund, handles certain communications between shareholders and the Trusts and causes to be distributed any dividends and distributions payable by the Trusts. Bankers Trust may be reimbursed by the Funds or the Portfolios for its out-of-pocket expenses.

Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

USE OF NAME

The Trusts and Bankers Trust have agreed that each Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Portfolios. The Trusts have acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

Each Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for each Trust, but there would be no other material effect on the Trusts, their shareholders or activities.

BANKING REGULATORY MATTERS

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolios contemplated by the Advisory Agreements and other activities for the Funds and the Portfolios described in the Prospectuses and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trusts and the Portfolios. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trusts and each Portfolio. Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105 acts as Independent Accountants of the Trusts and each Portfolio.

                           ORGANIZATION OF THE TRUSTS

Shares of each Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of each Trust. However, each Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the respective Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or a Trustee. The Declaration of Trust provides for indemnification from each Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of each Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which each Trust itself would be unable to meet its obligations, a possibility that a Trust believes is remote. Upon payment of any liability incurred by a Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the respective Trust. The Trustees intend to conduct the operations of each Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of that Trust.

                                    TAXATION

                             TAXATION OF THE FUNDS

The Trusts intend to qualify annually and to elect each Fund to be treated as a regulated investment company under the Code.

To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, in the case of the Fund,
(i) stock or securities; (ii) options, futures, and forward contracts (other than those on foreign currencies); and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than three months (the 30% Limitation"); (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (d) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

As a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of: (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (ii) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and
(iii) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Each Fund shareholder will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income status of his dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisers as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded from Federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund. To the extent that the Fund earns taxable net investment income, the Fund intends to designate as taxable dividends the same percentage of each dividend as its taxable net investment income bears to its total net investment income earned. Therefore, the percentage of each dividend designated as taxable, if any, may vary.

FOREIGN SECURITIES. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the EAFE Equity Index Portfolio's assets to be invested in various countries will vary.

If the EAFE Equity Index Portfolio is liable for foreign taxes, and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, such as the corresponding Fund, which have invested in the Portfolio. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the corresponding Fund's shareholders, and such Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each such Fund shareholder will be notified after the close of the

Portfolio's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Portfolio on the sale of foreign securities will be treated as U.S.source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

                                 DISTRIBUTIONS

Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. Federal tax status of distributions.

                           TAXATION OF THE PORTFOLIOS

The Portfolios are not subject to Federal income taxation. Instead, the Fund and other investors investing in a Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

Distributions received by a Fund from the corresponding Portfolio generally will not result in the Fund recognizing any gain or loss for Federal income tax purposes, except that: (i) gain will be recognized to the extent that any cash distributed exceeds the Fund's basis in its interest in the Portfolio prior to the distribution; (ii) income or gain may be realized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio; and (iii) loss may be recognized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and consists solely of cash and/or unrealized receivables. A Fund's basis in its interest in the corresponding Portfolio generally will equal the amount of cash and the basis of any property which the Fund invests in the Portfolio, increased by the Fund's share of income from the Portfolio, and decreased by the amount of any cash distributions and the basis of any property distributed from the Portfolio.

                                 SALE OF SHARES

Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Class of the Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of a Class' shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

                           FOREIGN WITHHOLDING TAXES

Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

                               BACKUP WITHHOLDING

A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                              FOREIGN SHAREHOLDERS

The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                 OTHER TAXATION

Each Trust is organized as a Massachusetts business trust and, under current law, neither the Trusts nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The investment by each Fund in the corresponding Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

BT Investment Portfolios and Equity 500 Index Portfolio are each a New York master trust fund. Each Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts.

Fund shareholders may be subject to state and local taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                              FINANCIAL STATEMENTS

The Statement of Assets and Liabilities and report of Independent Accountants for each Fund and Portfolio, except the BT Institutional Equity 500 Index Fund and Equity 500 Index Portfolio, are attached hereto.

The following financial statements for the BT Institutional Equity 500 Index Fund and Equity 500 Index Portfolio are incorporated herein by reference from its current reports to shareholders filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. A copy of each such report will be provided, without charge, to each person receiving this Statement of Additional Information.

         BT INSTITUTIONAL EQUITY 500 INDEX FUND
                  Statement  of  Assets  and  Liabilities,   December  31,  1994
                  Statement of Operations for the Year Ended December 31, 1994 Statement of Changes in Net Assets for the Years Ended
                    December 31, 1994 and 1993
                  Financial  Highlights:  Selected Ratios and Supplemental  Data
                    for Each of the Periods Indicated
                  Notes to Financial Statements
                  Report of Independent Accountants

         EQUITY 500 INDEX PORTFOLIO
                  Statement  of  Assets  and  Liabilities,   December  31,  1994
                  Statement of Operations for the Year Ended December 31, 1994 Statement of Changes in Net Assets for the Years Ended
                    December 31, 1994 and 1993
                  Financial  Highlights:  Selected Ratios and Supplemental  Data
                    for Each of the Periods Indicated
                  Schedule of Portfolio Investments, December 31, 1994
                  Notes to Financial Statements
                  Report of Independent Accountants

         EQUITY 500 INDEX PORTFOLIO
                  Statement of Assets and Liabilities, June 30, 1995 (Unaudited) Statement of Operations, for the Six Months Ended
                    June 30, 1995 (Unaudited)
                  Statement of  Changes  in Net Assets for the Six Months  Ended
                    June 30, 1995 (Unaudited) and for the Year Ended December 31, 1994
                  Financial  Highlights:  Selected Ratios and Supplemental  Data
                    for Each of the Periods Indicated (Unaudited)
                  Schedule of Portfolio Investments, June 30, 1995 (Unaudited) Notes to Financial Statements (Unaudited)

         BT INSTITUTIONAL EQUITY 500 INDEX FUND
                  Statement of Assets and Liabilities, June 30, 1995 (Unaudited)

                  Statement of Operations, for the Six Months Ended
                    June 30, 1995 (Unaudited)
                  Statement of  Changes  in Net Assets for the Six Months  Ended
                    June 30, 1995 (Unaudited) and for the Year Ended December 31, 1994
                  Financial  Highlights:  Selected Ratios and Supplemental  Data
                    for Each of the Periods Indicated (Unaudited)
                  Notes to Financial Statements (Unaudited)

BT0473B

                             BT GLOBAL INVESTORS --
                              U.S. BOND INDEX FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                   [ ], 1995

ASSETS:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $
       Deferred organization expenses . . . . . . . . . . . .
              Total assets  . . . . . . . . . . . . . . . . .

LIABILITIES:
       Accrued organization expenses  . . . . . . . . . . . .
              Net assets  . . . . . . . . . . . . . . . . . .     $

NET ASSET VALUE PER SHARE OF BENEFICIAL
INTEREST ($      /     SHARES OUTSTANDING)  . . . . . . . . .      $10.00
                                                                   ======

NOTES:

(1) BT Global Investors, a Massachusetts business trust (the "Trust"), was organized on July 24, 1995 and has been inactive since that date with respect to U.S. Bond Index Fund (the "Fund") except for matters relating to the organization of the Trust, the Fund's establishment and designation as a series of the Trust, and the registration under the Securities Act of 1933 of the Fund's shares of beneficial interest ("Shares") and the sale of [ ] Shares ("Initial Shares") of the Fund to SFG Investors II Limited Partnership ("SFG Investors"). The Trust will invest all of the Fund's investable assets in U.S. Bond Index Portfolio (the "Portfolio"), a series of BT Investment Portfolios, an investment company registered under the Investment Company Act of 1940, as amended. The Fund is one of ten series of the Trust.

(2) Organization expenses of the Fund are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Fund. The amount paid by the Trust on any redemption by SFG Investors or any other then-current holder of the Initial Shares of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund and the Portfolio, determined by the proportion of the number of the Initial Shares of the Fund redeemed to the number of the Initial Shares of the Fund then outstanding after taking into account any prior redemptions of the Initial Shares of the Fund. The amount of such reduction in excess of the unamortized organization expenses of the Fund shall be contributed by the Fund to the Portfolio.

(3) The Trust has entered into an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Trust.

BT0473B

                             BT GLOBAL INVESTORS --
                      EQUITY 500 EQUAL WEIGHTED INDEX FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                   [ ], 1995

ASSETS:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $
       Deferred organization expenses . . . . . . . . . . . .
              Total assets  . . . . . . . . . . . . . . . . .

LIABILITIES:
       Accrued organization expenses  . . . . . . . . . . . .
              Net assets  . . . . . . . . . . . . . . . . . .     $

NET ASSET VALUE PER SHARE OF BENEFICIAL
INTEREST ($      /     SHARES OUTSTANDING)  . . . . . . . . .      $10.00
                                                                   ======

NOTES:

(1) BT Global Investors, a Massachusetts business trust (the "Trust"), was organized on July 24, 1995 and has been inactive since that date with respect to Equity 500 Equal Weighted Index Fund (the "Fund") except for matters relating to the organization of the Trust, the Fund's establishment and designation as a series of the Trust, and the registration under the Securities Act of 1933 of the Fund's shares of beneficial interest ("Shares") and the sale of [ ] Shares ("Initial Shares") of the Fund to SFG Investors II Limited Partnership ("SFG Investors"). The Trust will invest all of the Fund's investable assets in Equity 500 Equal Weighted Portfolio (the "Portfolio"), a series of BT Investment Portfolios, an investment company registered under the Investment Company Act of 1940, as amended. The Fund is one of ten series of the Trust.

(2) Organization expenses of the Fund are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Fund. The amount paid by the Trust on any redemption by SFG Investors or any other then-current holder of the Initial Shares of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund and the Portfolio, determined by the proportion of the number of the Initial Shares of the Fund redeemed to the number of the Initial Shares of the Fund then outstanding after taking into account any prior redemptions of the Initial Shares of the Fund. The amount of such reduction in excess of the unamortized organization expenses of the Fund shall be contributed by the Fund to the Portfolio.

(3) The Trust has entered into an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Trust.

BT0473B

                             BT GLOBAL INVESTORS --
                              SMALL CAP INDEX FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                   [ ], 1995

ASSETS:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $
       Deferred organization expenses . . . . . . . . . . . .
              Total assets  . . . . . . . . . . . . . . . . .

LIABILITIES:
       Accrued organization expenses  . . . . . . . . . . . .
              Net assets  . . . . . . . . . . . . . . . . . .     $

NET ASSET VALUE PER SHARE OF BENEFICIAL
INTEREST ($     /     SHARES OUTSTANDING)  . . . . . . . . .      $10.00
                                                                  ======

NOTES:

(1) BT Global Investors, a Massachusetts business trust (the "Trust"), was organized on July 24, 1995 and has been inactive since that date with respect to Small Cap Index Fund (the "Fund") except for matters relating to the organization of the Trust, the Fund's establishment and designation as a series of the Trust, and the registration under the Securities Act of 1933 of the Fund's shares of beneficial interest ("Shares") and the sale of [ ] Shares ("Initial Shares") of the Fund to SFG Investors II Limited Partnership ("SFG Investors"). The Trust will invest all of the Fund's investable assets in Small Cap Index Portfolio (the "Portfolio"), a series of BT Investment Portfolios, an investment company registered under the Investment Company Act of 1940, as amended. The Fund is one of ten series of the Trust.

(2) Organization expenses of the Fund are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Fund. The amount paid by the Trust on any redemption by SFG Investors or any other then-current holder of the Initial Shares of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund and the Portfolio, determined by the proportion of the number of the Initial Shares of the Fund redeemed to the number of the Initial Shares of the Fund then outstanding after taking into account any prior redemptions of the Initial Shares of the Fund. The amount of such reduction in excess of the unamortized organization expenses of the Fund shall be contributed by the Fund to the Portfolio.

(3) The Trust has entered into an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Trust.

BT0473B

                             BT GLOBAL INVESTORS --
                             EAFE EQUITY INDEX FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                   [ ], 1995

ASSETS:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $
       Deferred organization expenses . . . . . . . . . . . .
              Total assets  . . . . . . . . . . . . . . . . .

LIABILITIES:
       Accrued organization expenses  . . . . . . . . . . . .
              Net assets  . . . . . . . . . . . . . . . . . .     $

NET ASSET VALUE PER SHARE OF BENEFICIAL
INTEREST ($      /     SHARES OUTSTANDING)  . . . . . . . . .      $10.00
                                                                   ======

NOTES:

(1) BT Global Investors, a Massachusetts business trust (the "Trust"), was organized on July 24, 1995 and has been inactive since that date with respect to EAFE Equity Index Fund (the "Fund") except for matters relating to the organization of the Trust, the Fund's establishment and designation as a series of the Trust, and the registration under the Securities Act of 1933 of the Fund's shares of beneficial interest ("Shares") and the sale of [ ] Shares ("Initial Shares") of the Fund to SFG Investors II Limited Partnership ("SFG Investors"). The Trust will invest all of the Fund's investable assets in EAFE Equity Index Portfolio (the "Portfolio"), a series of BT Investment Portfolios, an investment company registered under the Investment Company Act of 1940, as amended. The Fund is one of ten series of the Trust.

(2) Organization expenses of the Fund are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Fund. The amount paid by the Trust on any redemption by SFG Investors or any other then-current holder of the Initial Shares of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund and the Portfolio, determined by the proportion of the number of the Initial Shares of the Fund redeemed to the number of the Initial Shares of the Fund then outstanding after taking into account any prior redemptions of the Initial Shares of the Fund. The amount of such reduction in excess of the unamortized organization expenses of the Fund shall be contributed by the Fund to the Portfolio.

(3) The Trust has entered into an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Trust.

 BT0473B
                          BT INVESTMENT PORTFOLIOS --
                           U.S. BOND INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                                   [ ], 1995

ASSETS:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $
       Deferred organization expenses . . . . . . . . . . . .
              Total assets  . . . . . . . . . . . . . . . . .

LIABILITIES:
       Accrued organization expenses  . . . . . . . . . . . .
              Net assets  . . . . . . . . . . . . . . . . . .     $

NOTES:

(1) BT Income Portfolios, a New York master trust, (the "Portfolio Trust") was organized on March 27, 1993 and has been inactive since that date with respect to U.S. Bond Index Portfolio (the "Portfolio") except for matters relating to the Portfolio's establishment and designation as a subtrust or series of the Portfolio Trust, and the sale of a beneficial interest therein at the purchase price of $[] to BT Global Investors -- U.S. Bond Index Fund (the "Fund") (the "Initial Interests"). The Portfolio is one of fifteen series of the Portfolio Trust.

(2) Organization expenses of the Portfolio are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Portfolio. Any amount received by the Portfolio from the Fund as a result of a redemption by SFG Investors II Limited Partnership will be applied so as to reduce the amount of unamortized organization expenses. The amount paid by the Portfolio Trust on any withdrawal by the Fund of an Initial Interest in the Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests in the Portfolio then-outstanding after taking into account any prior withdrawals of any of the Initial Interests in the Portfolio.

(3) At 4:00 p.m., New York time, on each business day of the Portfolio, the value of an investor's beneficial interest in the Portfolio is equal to the product of (i) the aggregate net asset value of the Portfolio multiplied by (ii) the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day.

(4) The Portfolio Trust has entered into an Investment Advisory Agreement with Bankers Trust Company and an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Portfolio Trust.

BT0473B
                          BT INVESTMENT PORTFOLIOS --
                   EQUITY 500 EQUAL WEIGHTED INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                                   [ ], 1995

ASSETS:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $
       Deferred organization expenses . . . . . . . . . . . .
              Total assets  . . . . . . . . . . . . . . . . .

LIABILITIES:
       Accrued organization expenses  . . . . . . . . . . . .
              Net assets  . . . . . . . . . . . . . . . . . .     $

NOTES:

(1) BT Investment Portfolios, a New York master trust, (the "Portfolio Trust") was organized on March 27, 1993 and has been inactive since that date with respect to Equity 500 Equal Weighted Index Portfolio (the "Portfolio") except for matters relating to the Portfolio's establishment and designation as a subtrust or series of the Portfolio Trust, and the sale of a beneficial interest therein at the purchase price of $[] to BT Global Investors -- Equity 500 Equal Weighted Index Fund (the "Fund") (the "Initial Interests"). The Portfolio is one of fifteen series of the Portfolio Trust.

(2) Organization expenses of the Portfolio are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Portfolio. Any amount received by the Portfolio from the Fund as a result of a redemption by SFG Investors II Limited Partnership will be applied so as to reduce the amount of unamortized organization expenses. The amount paid by the Portfolio Trust on any withdrawal by the Fund of an Initial Interest in the Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests in the Portfolio then-outstanding after taking into account any prior withdrawals of any of the Initial Interests in the Portfolio.

(3) At 4:00 p.m., New York time, on each business day of the Portfolio, the value of an investor's beneficial interest in the Portfolio is equal to the product of (i) the aggregate net asset value of the Portfolio multiplied by (ii) the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day.

(4) The Portfolio Trust has entered into an Investment Advisory Agreement with Bankers Trust Company and an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Portfolio Trust.

                                    BT0473B
                          BT INVESTMENT PORTFOLIOS --
                           SMALL CAP INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                                   [ ], 1995

ASSETS:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $
       Deferred organization expenses . . . . . . . . . . . .
              Total assets  . . . . . . . . . . . . . . . . .

LIABILITIES:
       Accrued organization expenses  . . . . . . . . . . . .
              Net assets  . . . . . . . . . . . . . . . . . .     $

NOTES:

(1) BT Investment Portfolios, a New York master trust, (the "Portfolio Trust") was organized on March 27, 1993 and has been inactive since that date with respect to Small Cap Index Portfolio (the "Portfolio") except for matters relating to the Portfolio's establishment and designation as a subtrust or series of the Portfolio Trust, and the sale of a beneficial interest therein at the purchase price of $[] to BT Global Investors -- Small Cap Index Fund (the "Fund") (the "Initial Interests"). The Portfolio is one of fifteen series of the Portfolio Trust.

(2) Organization expenses of the Portfolio are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Portfolio. Any amount received by the Portfolio from the Fund as a result of a redemption by SFG Investors II Limited Partnership will be applied so as to reduce the amount of unamortized organization expenses. The amount paid by the Portfolio Trust on any withdrawal by the Fund of an Initial Interest in the Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests in the Portfolio then-outstanding after taking into account any prior withdrawals of any of the Initial Interests in the Portfolio.

(3) At 4:00 p.m., New York time, on each business day of the Portfolio, the value of an investor's beneficial interest in the Portfolio is equal to the product of (i) the aggregate net asset value of the Portfolio multiplied by (ii) the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day.

(4) The Portfolio Trust has entered into an Investment Advisory Agreement with Bankers Trust Company and an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Portfolio Trust.

BT0473B
                          BT INVESTMENT PORTFOLIOS --
                          EAFE EQUITY INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                                   [ ], 1995

ASSETS:
       Cash . . . . . . . . . . . . . . . . . . . . . . . . .     $
       Deferred organization expenses . . . . . . . . . . . .
              Total assets  . . . . . . . . . . . . . . . . .

LIABILITIES:
       Accrued organization expenses  . . . . . . . . . . . .
              Net assets  . . . . . . . . . . . . . . . . . .     $

NOTES:

(1) BT Investment Portfolios, a New York master trust, (the "Portfolio Trust") was organized on March 27, 1993 and has been inactive since that date with respect to EAFE Equity Index Portfolio (the "Portfolio") except for matters relating to the Portfolio's establishment and designation as a subtrust or series of the Portfolio Trust, and the sale of a beneficial interest therein at the purchase price of $[] to BT Global Investors --EAFE Equity Index Fund (the "Fund") (the "Initial Interests"). The Portfolio is one of fifteen series of the Portfolio Trust.

(2) Organization expenses of the Portfolio are being deferred and will be amortized on a straight-line basis over a period not to exceed five years from the commencement of investment operations of the Portfolio. Any amount received by the Portfolio from the Fund as a result of a redemption by SFG Investors II Limited Partnership will be applied so as to reduce the amount of unamortized organization expenses. The amount paid by the Portfolio Trust on any withdrawal by the Fund of an Initial Interest in the Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests in the Portfolio then-outstanding after taking into account any prior withdrawals of any of the Initial Interests in the Portfolio.

(3) At 4:00 p.m., New York time, on each business day of the Portfolio, the value of an investor's beneficial interest in the Portfolio is equal to the product of (i) the aggregate net asset value of the Portfolio multiplied by (ii) the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day.

(4) The Portfolio Trust has entered into an Investment Advisory Agreement with Bankers Trust Company and an Administration and Services Agreement with Bankers Trust Company under which Bankers Trust Company provides administration, custody and transfer agency services to the Portfolio Trust.

APPENDIX

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS:

AAA - Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C -The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

BT0473B

DISTRIBUTOR

Signature Broker-Dealer Services, Inc.   BT GLOBAL INVESTORS
6 St. James Avenue
Boston, MA  02116                        U.S. BOND INDEX FUND
(617) 423-0800                           EQUITY 500 EQUAL WEIGHTED INDEX FUND
                                         SMALL CAP INDEX FUND
                                         EAFE EQUITY INDEX FUND
INVESTMENT ADVISER OF EACH PORTFOLIO     BT INSTITUTIONAL EQUITY 500 INDEX FUND

Bankers Trust Company
280 Park Avenue
New York, NY  10017


TRANSFER AGENT

Bankers Trust Company
280 Park Avenue
New York, NY  10017


CUSTODIAN

Bankers Trust Company                    STATEMENT OF
280 Park Avenue                          ADDITIONAL INFORMATION
New York, NY  10015                                 , 1995


INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


LEGAL COUNSEL

Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, NY  10022-4669

BT0445C


                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (a)  FINANCIAL STATEMENTS INCLUDED IN PART B - TO BE FILED BY AMENDMENT

   BT GLOBAL INVESTORS:
   Statement of Assets and Liabilities as of [], 1995
   Report of Independent Accountants

   BT INVESTMENT PORTFOLIOS - EQUITY 500 EQUAL WEIGHTED INDEX PORTFOLIO, U.S. BOND INDEX PORTFOLIO, EAFE EQUITY INDEX PORTFOLIO AND SMALL CAP INDEX
   PORTFOLIO:
   Statement of Assets and Liabilities as of [], 1995
   Report of Independent Accountants

   BT INVESTMENT PORTFOLIOS - LATIN AMERICAN EQUITY PORTFOLIO, GLOBAL HIGH YIELD SECURITIES PORTFOLIO, SMALL CAP PORTFOLIO AND PACIFIC BASIN EQUITY PORTFOLIO Statement of Assets and Liabilities, September 30, 1994
   Statement of operations for the period indicated
   Statement of Changes in Net Assets for each of the periods indicated Financial Highlights: Selected ratios and supplemental data for each of the periods indicated
   Schedule of Portfolio Investments, September 30, 1994
   Notes to Financial Statements
   Report of Independent Accountants

   CAPITAL APPRECIATION PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO AND EQUITY 500 INDEX PORTFOLIO
   Statement of Assets and Liabilities, December 31, 1994
   Statement of operations for the period indicated
   Statement of Changes in Net Assets for each of the periods indicated Financial Highlights: Selected ratios and supplemental data for each of the periods indicated
   Schedule of Portfolio Investments, December 31, 1994
   Notes to Financial Statements
   Report of Independent Accountants

   BT PYRAMID MUTUAL FUNDS - BT INVESTMENT EQUITY 500 INDEX FUND
   Statement of Assets and Liabilities, December 31, 1994
   Statement of operations for the period indicated
   Statement of Changes in Net Assets for each of the periods indicated Financial Highlights: Selected ratios and supplemental data for each of the periods indicated
   Schedule of Portfolio Investments, December 31, 1994
   Notes to Financial Statements
   Report of Independent Accountants

   BT INSTITUTIONAL FUNDS - EQUITY 500 INDEX FUND
   Statement of Assets and Liabilities, December 31, 1994
   Statement of operations for the period indicated
   Statement of Changes in Net Assets for each of the periods indicated Financial Highlights: Selected ratios and supplemental data for each of the periods indicated
   Schedule of Portfolio Investments, December 31, 1994
   Notes to Financial Statements
   Report of Independent Accountants

   (b)     EXHIBITS:

           (1)       Declaration of Trust of the Trust.1

           (2)       By-Laws of the Trust.1

           (3)       Inapplicable.

           (4) Specimen stock certificates for shares of beneficial interest of the Trust.2

           (5)       Inapplicable.

           (6)       Distribution Agreement.2

           (7)       Inapplicable.

           (8)       See Exhibit 9(b).

           (9)       (a) See Exhibit 9(b).
                     (b) Administration and Services Agreement.2

           (10)      Opinion of counsel.2

           (11)      Consent of independent accountants.2

           (12)      Inapplicable.

           (13)      Investment letter of initial shareholder.2

           (14)      Inapplicable.

           (15) Plan of Distribution pursuant to Rule 12b-l under the Investment Company Act of 1940, as amended
                     (the "1940 Act").2

           (16)      Method of computations of performance information.2

           (17)      Financial Data Schedule. 2

           (18)      Powers of Attorney.3

    1 Incorporated herein by reference from this registration statement of the Registrant on forn N-1A (the "Registration Statement") as originally filed with with the Securitries and Exchange Commission on August 24, 1995.

    2      To be filed by amendment.

    3      Filed herein.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

   Inapplicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                                      Number of Record
   TITLE OF CLASS                              HOLDERS (AS OF NOVEMBER 2, 1995)
   --------------                              -------------------------------
   International Equity Fund                                  0
   Latin American Equity Fund                                 0
   Pacific Basin Equity Fund                                  0
   Global High Yield Securities Fund                          0
   Capital Appreciation Fund                                  0
   Small Cap Fund                                             0
   Equity 500 Equal Weighted Index Fund - Advisor Class
     Shares                                                   0
   U.S. Bond Index Fund - Advisor Class Shares                0
   EAFE Equity Index Fund - Advisor Class Shares              0
   Small Cap Index Fund - Advisor Class Shares                0
   Equity 500 Equal Weighted Index Fund - Institutional
     Class Shares                                             0
   U.S. Bond Index Fund - Institutional Class Shares          0
   EAFE Equity Index Fund - Institutional Class Shares        0
   Small Cap Index Fund - Institutional Class Shares          0

ITEM 27.  INDEMNIFICATION.


   Under Article XI, Section 2 of the Trust's Declaration of Trust, any past or present Trustee or officer of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of the Trust. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person would otherwise be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by the Trust in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Trust in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) the Trust is insured against losses from such advances or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

   Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

   Not applicable.

ITEM 29.  PRINCIPAL UNDERWRITERS.

   (a) Signature Broker-Dealer Services, Inc. is the Distributor ("Signature") for the shares of BT Global Investors. Signature also serves as the principal underwriter or placement agent for other registered investment companies.

   (b) Set forth below are the names, principal business addresses and positions of each director and officer of Signature. Unless otherwise noted, the principal business address of these individuals is Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116. Unless otherwise specified, none of the officers and directors of Signature serve as officers and Trustees of the Trust.

PHILIP W. COOLIDGE: Chief Executive Officer, President and Director of Signature and President and Trustee of the Registrant.

LINWOOD C. DOWNS:  Treasurer of Signature.

THOMAS M. LENZ: Assistant Secretary of Signature and Assistant Secretary of the Registrant.

MOLLY S. MUGLER: Assistant Secretary of Signature and Assistant Secretary of the Registrant.

LINDA T. GIBSON: Assistant Secretary of Signature and Assistant Secretary of the Registrant.

ANDReS E. SALDAnA: Assistant Secretary of Signature and Assistant Secretary of the Registrant.

SUSAN JAKUBOSKI:  Assistant Treasurer of Signature.

BARBARA  M.  O'DETTE:   Assistant  Treasurer  of  Signature  and  Assistant
Treasurer of the Registrant.

BETH A. REMY:  Assistant Treasurer of Signature.

JULIE J. WYETZNER:  Product Management Officer of Signature.

ROBERT G. DAVIDOFF: Director of Signature; CMNY Capital, L.P, 135 East 57th Street, New York, NY 10022.

KATE B.M. BOLSOVER: Director of Signature; Signature Financial Group (Europe), Ltd., 49 St. James's Street, London SW1A 1JT.

DONALD S. CHADWICK: Director of Signature; Scarborough & Company, 110 East 42nd Street, New York, NY 10017.

LEEDS HACKETT: Director of Signature; National Credit Management Corporation, 10155 York Road, Cockeysville, MD 21030.

LAURENCE E. LEVINE: Director of Signature; First International Capital, Ltd., 130 Sunrise Avenue, Palm Beach, FL 33480.

   (c)     Inapplicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     BT INSTITUTIONAL FUNDS:
     6 St. James Avenue, Boston, MA 02116.

     BANKERS TRUST COMPANY:
     280 Park Avenue, New York, NY 10017.

     INVESTORS FIDUCIARY TRUST COMPANY:
     127 West 10th Street, Kansas City, MO 64105.

     SIGNATURE BROKER-DEALER SERVICES, INC.:
     6 St. James Avenue, Boston, MA 02116.


ITEM 31.  MANAGEMENT SERVICES.

   Not applicable.

ITEM 32.  UNDERTAKINGS.

   (a) The Registrant undertakes to file a post-effective amendment, including financials, which need not be certified, within four to six months following the commencement of operations of each of its series. The financial statements included in such amendment will be as of and for the time period ended on a date reasonably close or as soon as practicable to the date of the amendment.

   (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

   (c) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 30th day of October, 1995.

   BT GLOBAL INVESTORS



By:  /S/PHILIP W. COOLIDGE
     Philip W. Coolidge, President


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on October 30, 1995.

SIGNATURE                                       TITLE



/S/HARRY VAN BENSCHOTEN*                        Trustee
Harry Van Benschoten


/S/MARTIN J. GRUBER*                            Trustee
Martin J. Gruber


/S/KELVIN J. LANCASTER*                         Trustee
KELVIN J. LANCASTER


/S/PHILIP W. COOLIDGE                           Trustee
Philip W. Coolidge


/S/JOHN R. ELDER                                Treasurer (Principal Financial
John R. Elder                                   and Principal Accounting
                                                Officer)

*By: /S/THOMAS M. LENZ
   Thomas M. Lenz attorney-in-Fact pursuant to a Power of Attorney filed herein.

                                   SIGNATURE


   International Equity Portfolio has duly caused this Registration Statement on Form N-1A of BT Global Investors to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 30th day of October, 1995.

INTERNATIONAL EQUITY PORTFOLIO



By:  /S/PHILIP W. COOLIDGE
     Philip W. Coolidge
     President


   This Registration Statement on Form N-1A of BT Global Investors has been signed below by the following persons in the capacities indicated on October 30, 1995.

SIGNATURE                                       TITLE



/S/PHILIP W. COOLIDGE                           Trustee and President of
Philip W. Coolidge                              International Equity Portfolio


CHARLES P. BIGGAR*                              Trustee of International Equity
Charles P. Biggar                               Portfolio


S. LELAND DILL*                                 Trustee of International
S. Leland Dill                                  Equity Portfolio


/S/JOHN R. ELDER                                Treasurer (Principal Financial
John R. Elder                                   and Principal Accounting
                                                Officer) of International Equity
                                                Portfolio

*By: /S/THOMAS M. LENZ
   Thomas M. Lenz as Attorney-in-Fact pursuant to a Power of Attorney previously filed.

                                   SIGNATURES


   Capital Appreciation Portfolio has duly caused this Registration Statement on Form N-1A of BT Global Investors to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 30th of October, 1995.

CAPITAL APPRECIATION PORTFOLIO



By:  /S/PHILIP W. COOLIDGE
     Philip W. Coolidge
     President


   This Registration Statement on Form N-1A of BT Global Investors has been signed below by the following persons in the capacities indicated on October 30, 1995.

SIGNATURE                                     TITLE



/S/PHILIP W. COOLIDGE                         Trustee and President of Capital
Philip W. Coolidge                            Appreciation Portfolio


CHARLES P. BIGGAR*                            Trustee of Capital Appreciation
Charles P. Biggar                             Portfolio


S. LELAND DILL*                               Trustee of Capital Appreciation
S. Leland Dill                                Portfolio


/S/JOHN R. ELDER                              Treasurer (Principal Financial and
John R. Elder                                 Principal Accounting Officer) of
                                              Capital Appreciation Portfolio

*By: /S/THOMAS M. LENZ
   Thomas M. Lenz as Attorney-in-Fact pursuant to a Power of Attorney previously filed.

                                   SIGNATURES


   BT Investment Portfolios has duly caused this Registration Statement on Form N-1A of BT Global Investors to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 30th day of October, 1995.

BT INVESTMENT PORTFOLIOS



By:  /S/PHILIP W. COOLIDGE
     Philip W. Coolidge
     President

   This Registration Statement on Form N-1A of BT Global Investors has been signed below by the following persons in the capacities indicated on October 30, 1995.

SIGNATURE                                     TITLE



/S/PHILIP W. COOLIDGE                         Trustee and President of BT
Philip W. Coolidge                            Investment Portfolios


CHARLES P. BIGGAR*                            Trustee of BT Investment
Charles P. Biggar                             Portfolios


S. LELAND DILL*                               Trustee of BT Investment
S. Leland Dill                                Portfolios


/S/JOHN R. ELDER                              Treasurer (Principal Financial and
John R. Elder                                 Principal Accounting Officer) of
                                              BT Investment Portfolios

*By: /S/THOMAS M. LENZ
   Thomas M. Lenz as Attorney-in-Fact pursuant to a Power of Attorney previously filed.

                              BT GLOBAL INVESTORS
                                    EXHIBITS
                                       TO
                           REGISTRATION STATEMENT ON
                                   FORM N-1A

                                 EXHIBIT INDEX

EXHIBIT NO.          DESCRIPTION
  (18)               Powers of Attorney